UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – October 31, 2010

Item 1: Reports to Shareholders

Vanguard STAR® Fund
Annual Report

October 31, 2010

> For the fiscal year ended October 31, 2010, Vanguard STAR Fund returned 13.42%, a bit lower than the return of its composite benchmark index and the average return of a composite of peer-group funds weighted to approximate STAR’s asset allocation.

> Following a rough patch in the spring and summer, U.S. and international stock markets rallied in the final two months of the fiscal period.

> With equity growth funds setting the pace, each of STAR’s 11 underlying funds produced positive returns.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	9
Financial Statements.	11
Your Fund’s After-Tax Returns.	19
About Your Fund’s Expenses.	20
Glossary.	22

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard STAR Fund	13.42%
STAR Composite Index	13.66
STAR Composite Average	14.95

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Lehman U.S. Aggregate Bond Index, and 12.5% Citigroup 3-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones Wilshire 5000 Composite Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1-5 Year U.S. Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. Returns for the MSCI EAFE Index and MSCI All Country World Index ex USA are adjusted for withholding taxes applicable to Luxembourg holding companies.

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1-5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1-5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
October 31, 2009, Through October 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$16.96	$18.76	$0.430	$0.011

1

Chairman’s Letter

Dear Shareholder,

Vanguard STAR Fund returned 13.42% for the 12 months ended October 31, 2010, as the stock and bond markets continued to recover despite several challenges. The fund’s return trailed that of its benchmark index, the STAR Composite Index (13.66%), slightly; it also trailed the average return of a composite of fund peer groups (14.95%) that is weighted to approximate STAR’s asset allocation.

As a “fund of funds,” STAR invests in 11 actively managed Vanguard funds––eight stock funds and three fixed income funds––which encompass a wide range of investing styles and market capitalizations. Each of the 11 underlying funds produced positive results, and returns for seven of the eight equity funds were in the double digits.

By the end of October, we had completed our previously announced plan to increase STAR’s allocation to international stocks to 30% of equity assets from 20%. The change is consistent with our research showing that a higher international allocation can potentially provide better risk-return properties.

If you own the STAR Fund in a taxable account, you may wish to review the section on the fund’s after-tax returns, which appears later in this report.

2

Stock market performance was better than it felt
Global stock prices rallied at the start of the period, but struggled through the spring and summer, weighed down by Europe’s sovereign debt crisis and the slow pace of economic recovery in the United States. In the fiscal year’s final months, the mood turned. Stock prices climbed on continued strength in corporate earnings. In the United States, stocks also seemed to get a boost from the Federal Reserve Board’s hints that it would try to stimulate the economy with a second round of U.S. Treasury bond purchases. (In early November, the Fed announced that it would buy as much as $600 billion in Treasuries.)

For the 12 months, the broad U.S. stock market returned about 19%, a performance that was better than it felt in a year of ups and downs. Small-capitalization stocks did even better. International stocks returned about 13% on the strength of a powerful rally in emerging markets and solid single-digit gains in developed markets in Europe and the Pacific region.

Despite shrinking yields, bonds attracted investor dollars
Although fixed income yields have fallen to generational lows, investors continued to bid up bond prices. The broad U.S. bond market produced a 12-month return of about 8% as the yield of the 10-year U.S. Treasury note fell from 3.39% at the start of the period to 2.61% at the close. Tax-exempt municipal bonds also rallied.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	17.67%	-6.14%	1.99%
Russell 2000 Index (Small-caps)	26.58	-3.91	3.07
Dow Jones U.S. Total Stock Market Index	19.04	-5.55	2.52
MSCI All Country World Index ex USA (International)	13.08	-7.62	6.21

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	8.01%	7.23%	6.45%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	7.78	5.79	5.20
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.89	2.41

CPI
Consumer Price Index	1.17%	1.54%	1.89%

3

Bond prices and yields move in opposite directions, of course, so abundant returns built on rising prices could mean leaner pickings in the years ahead.

The yields of money market securities hovered near 0%, consistent with the Federal Reserve Board’s target for short-term rates.

Domestic, international growth funds lifted the STAR Fund’s returns
Although the STAR Fund did not surpass its benchmark index or peers, its fund-of-funds approach served it well over the fiscal year by enabling it to benefit from the generally strong performance of U.S. and international stocks and domestic bonds while moderating the risk that comes with focusing on specific market segments.

Seven of STAR’s 11 underlying funds outpaced their benchmarks, and both the stock and bond components of the fund made significant contributions to its performance.

Domestic growth funds make up more than 20% of STAR’s portfolio. Information technology holdings drove the performance of Vanguard ExplorerTM Fund, which returned about 28%, and Vanguard MorganTM Growth Fund, which returned about 21%. (Returns cited for STAR’s underlying funds are for Investor Shares.) Vanguard PRIMECAP Fund, which returned about 19%, was lifted by its industrial and consumer discretionary stocks.

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
STAR Fund	0.37%	1.22%

The acquired fund fees and expenses—drawn from the prospectus dated February 26, 2010—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2010, the annualized acquired fund fees and expenses were 0.34%.

The peer group is the STAR Composite Average, derived by weighting the average expense ratios of the following mutual fund groups: general equity funds (43.75%), fixed income funds (25%), 1–5 year investment-grade funds (12.5%), and international funds (18.75%). Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2009.

4

STAR’s fourth domestic growth holding, Vanguard U.S. Growth Fund, returned about 12%. Poor stock choices in the financial sector limited the fund’s return, which trailed that of its benchmark by more than 7 percentage points.

Domestic value funds––Vanguard WindsorTM Fund and Windsor II Fund––also make up about 20% of STAR’s portfolio. Windsor II, STAR’s largest holding overall, returned about 12%, almost 4 percentage points short of its benchmark; this shortfall was mainly due to subpar stock selection in the information technology sector. Superior stock selection in the industrial sector lifted the Windsor Fund, which returned about 16%.

STAR also benefited from the performance of its two international funds, Vanguard International Growth Fund and Vanguard International Value Fund, which together account for almost 20% of the portfolio’s holdings. International Growth, buoyed by its emerging markets holdings and by its holdings in consumer staples, information technology, and materials, returned about 18%, more than twice the return of its benchmark. International Value, with help from its financial sector holdings, returned about 9%.

The three fixed income funds, which total close to 40% of STAR’s investments, all performed respectably. Vanguard Long-Term Investment-Grade Fund returned about 11%, slightly better than its benchmark, helped by an allocation of

Total Returns
Ten Years Ended October 31, 2010
Average
Annual Return
STAR Fund	4.98%
STAR Composite Index	3.38
STAR Composite Average	2.67

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Lehman U.S. Aggregate Bond Index, and 12.5% Citigroup 3-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones Wilshire 5000 Composite Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1-5 Year U.S. Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. Returns for the MSCI EAFE Index and MSCI All Country World Index ex USA are adjusted for withholding taxes applicable to Luxembourg holding companies.

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1-5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1-5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

about 20% to Baa bonds. The benchmark contains only bonds rated A3 or higher, and the lower-quality issues did better over the past 12 months. Vanguard GNMA Fund returned about 7%, and Vanguard Short-Term Investment-Grade Fund returned about 6%.

Balanced approach brought creditable ten-year results
The past ten years have represented one of the most volatile decades in the history of the financial markets. Vanguard STAR Fund’s balanced fund-of-funds approach helped to cushion investors from the turbulence and generated solid returns in an unfavorable environment.

Over the ten years ended October 31, 2010, the STAR Fund recorded an average annual return of 4.98%, surpassing the results of its benchmark (3.38%), its peer group (2.67%), and the broad U.S. stock market (1.02%). The STAR Fund’s performance is a tribute to the skill and knowledge of the advisors who manage the 11 underlying funds. As a shareholder, you have also benefited from the fund’s low costs, which allow you to keep more of its returns.

STAR marks 25 years of growth and lessons
Vanguard STAR Fund, which celebrated its 25th anniversary this year, exemplifies the benefits of long-term, diversified, low-cost

Underlying Funds: Allocations and Returns
Twelve Months Ended October 31, 2010
	Percentage of
Vanguard Fund	STAR Fund Assets	Total Returns
Vanguard Windsor II Fund Investor Shares	14.3%	12.05%
Vanguard Long-Term Investment-Grade Fund
Investor Shares	12.5	11.12
Vanguard GNMA Fund Investor Shares	12.4	7.57
Vanguard Short-Term Investment-Grade Fund
Investor Shares	12.4	6.40
Vanguard International Growth Fund Investor
Shares	9.3	18.11
Vanguard International Value Fund	9.3	9.12
Vanguard Windsor Fund Investor Shares	7.7	16.31
Vanguard Morgan Growth Fund Investor Shares	6.1	21.03
Vanguard U.S. Growth Fund Investor Shares	6.1	12.44
Vanguard PRIMECAP Fund Investor Shares	6.1	18.72
Vanguard Explorer Fund Investor Shares	3.8	27.74
Combined	100.0%	13.42%

6

investing. Since it began on March 29, 1985, STAR has endured 1987’s historic stock market plunge, 1994’s fixed income turbulence, and the last decade’s two severe bear markets en route to an average annual return of 9.70%. Through the different market obstacles, STAR, Vanguard’s first fund of funds, has rewarded its investors with long-term growth and offered lessons in the importance of maintaining a balanced portfolio.

STAR is balanced among the major asset classes, and further diversified within these groups with its exposure to stocks of all types and bonds of various maturities. Constructing a well-balanced and diversified portfolio that matches your long-term goals, risk tolerance, and time horizon can help you manage the stock market’s inevitable volatility. To that end, the STAR Fund can be an important part of a broader investment plan or can serve as a simplified, well-balanced portfolio on its own.

Thank you for investing your assets with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 9, 2010

7

STAR Fund

Fund Profile
As of October 31, 2010

Total Fund Characteristics
Ticker Symbol	VGSTX
30-Day SEC Yield	2.87%
Acquired Fund Fees and Expenses[1]	0.37%

Allocation to Underlying Vanguard Funds
Vanguard Windsor II Fund Investor Shares	14.3%
Vanguard Long-Term Investment-Grade
Fund Investor Shares	12.5
Vanguard GNMA Fund Investor Shares	12.4
Vanguard Short-Term Investment-Grade
Fund Investor Shares	12.4
Vanguard International Growth Fund
Investor Shares	9.3
Vanguard International Value Fund	9.3
Vanguard Windsor Fund Investor Shares	7.7
Vanguard Morgan Growth Fund Investor
Shares	6.1
Vanguard U.S. Growth Fund Investor
Shares	6.1
Vanguard PRIMECAP Fund Investor
Shares	6.1
Vanguard Explorer Fund Investor Shares	3.8

Total Fund Volatility Measures
		DJ
	STAR	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.96
Beta	1.04	0.68

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2010, the annualized acquired fund fees and expenses were 0.34%.

8

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
STAR Fund	13.42%	4.61%	4.98%	$16,258
•••••••• Dow Jones U.S. Total Stock Market
Index	19.04	2.52	1.02	11,073
– – – – STAR Composite Index	13.66	4.40	3.38	13,940
STAR Composite Average	14.95	3.61	2.67	13,016

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Lehman U.S. Aggregate Bond Index, and 12.5% Citigroup 3-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones Wilshire 5000 Composite Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1-5 Year U.S. Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1-5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. Returns for the MSCI EAFE Index and MSCI All Country World Index ex USA are adjusted for withholding taxes applicable to Luxembourg holding companies.

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1-5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1-5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

9

STAR Fund

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
STAR Fund	3/29/1985	9.28%	3.73%	2.96%	1.80%	4.76%

10

STAR Fund

Financial Statements

Statement of Net Assets
As of October 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (44.1%)
Vanguard Windsor II Fund Investor Shares	78,622,632	1,916,034
Vanguard Windsor Fund Investor Shares	83,293,737	1,046,169
Vanguard Morgan Growth Fund Investor Shares	49,195,079	829,429
Vanguard U.S. Growth Fund Investor Shares	48,166,662	827,022
Vanguard PRIMECAP Fund Investor Shares	13,005,512	824,679
Vanguard Explorer Fund Investor Shares	7,802,856	515,223
		5,958,556
International Stock Funds (18.5%)
Vanguard International Growth Fund Investor Shares	66,440,557	1,257,720
Vanguard International Value Fund	39,166,567	1,250,197
		2,507,917
Bond Funds (24.9%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	175,684,818	1,686,574
Vanguard GNMA Fund Investor Shares	150,968,036	1,677,255
		3,363,829
Short-Term Bond Fund (12.4%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	153,856,606	1,677,037
Total Investment Companies (Cost $10,894,011)		13,507,339
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.237% (Cost $1,020)	1,020,294	1,020
Total Investments (99.9%) (Cost $10,895,031)		13,508,359
Other Assets and Liabilities (0.1%)
Other Assets		45,665
Liabilities		(33,413)
		12,252
Net Assets (100%)
Applicable to 720,525,603 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		13,520,611
Net Asset Value Per Share		$18.76

11

STAR Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	11,260,665
Undistributed Net Investment Income	68,508
Accumulated Net Realized Losses	(421,890)
Unrealized Appreciation (Depreciation)	2,613,328
Net Assets	13,520,611

See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Income Distributions Received	308,798
Net Investment Income—Note B	308,798
Realized Net Gain (Loss)
Capital Gain Distributions Received	17,220
Investment Securities Sold	(124,915)
Realized Net Gain (Loss)	(107,695)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,411,009
Net Increase (Decrease) in Net Assets Resulting from Operations	1,612,112

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	308,798	354,756
Realized Net Gain (Loss)	(107,695)	(209,045)
Change in Unrealized Appreciation (Depreciation)	1,411,009	1,805,741
Net Increase (Decrease) in Net Assets Resulting from Operations	1,612,112	1,951,452
Distributions
Net Investment Income	(308,874)	(376,099)
Realized Capital Gain[1]	(7,840)	(420,804)
Total Distributions	(316,714)	(796,903)
Capital Share Transactions
Issued	1,228,007	1,031,935
Issued in Lieu of Cash Distributions	305,898	772,281
Redeemed	(1,384,905)	(1,310,111)
Net Increase (Decrease) from Capital Share Transactions	149,000	494,105
Total Increase (Decrease)	1,444,398	1,648,654
Net Assets
Beginning of Period	12,076,213	10,427,559
End of Period[2]	13,520,611	12,076,213

1 Includes fiscal 2010 and 2009 short-term gain distributions totaling $7,840,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $68,508,000 and $68,584,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

STAR Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.96	$15.33	$22.80	$21.04	$19.14
Investment Operations
Net Investment Income	.429	.516	.600	.626	.533
Capital Gain Distributions Received	.024	.142	.967	.669	.378
Net Realized and Unrealized Gain (Loss)
on Investments	1.788	2.150	(7.578)	1.392	1.554
Total from Investment Operations	2.241	2.808	(6.011)	2.687	2.465
Distributions
Dividends from Net Investment Income	(.430)	(.552)	(.634)	(.600)	(.510)
Distributions from Realized Capital Gains	(.011)	(.626)	(.825)	(.327)	(.055)
Total Distributions	(.441)	(1.178)	(1.459)	(.927)	(.565)
Net Asset Value, End of Period	$18.76	$16.96	$15.33	$22.80	$21.04

Total Return[1]	13.42%	19.74%	-27.94%	13.14%	13.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,521	$12,076	$10,428	$15,210	$13,522
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.34%	0.37%	0.32%	0.32%	0.35%
Ratio of Net Investment Income to
Average Net Assets	2.40%	3.35%	3.00%	2.85%	2.64%
Portfolio Turnover Rate	22%	21%	24%	8%	9%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

15

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

16

STAR Fund

For tax purposes, at October 31, 2010, the fund had $73,310,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $426,531,000 to offset future net capital gains of $299,655,000 through October 31, 2017, and $126,876,000 through October 31, 2018.

At October 31, 2010, the cost of investment securities for tax purposes was $10,895,192,000. Net unrealized appreciation of investment securities for tax purposes was $2,613,167,000, consisting of unrealized gains of $2,641,958,000 on securities that had risen in value since their purchase and $28,791,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2010, the fund purchased $2,915,642,000 of investment securities and sold $2,768,985,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:
	Year Ended October 31,
	2010	2009
	Shares	Shares
	(000)	(000)
Issued	68,807	68,174
Issued in Lieu of Cash Distributions	17,517	53,393
Redeemed	(77,866)	(89,493)
Net Increase (Decrease) in Shares Outstanding	8,458	32,074

G. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard STAR Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard STAR Fund (constituting a separate portfolio of Vanguard STAR Funds, hereafter referred to as the “Fund”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by agreement to the underlying ownership records of the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 9, 2010

Special 2010 tax information (unaudited) for Vanguard STAR Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $107,963,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 23.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

18

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income , using actual prior-year figures and estimates for 2010. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: STAR Fund
Periods Ended October 31, 2010
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	13.42%	4.61%	4.98%
Returns After Taxes on Distributions	12.63	3.38	3.65
Returns After Taxes on Distributions and Sale of Fund Shares	8.86	3.42	3.61

19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

20

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	4/30/2010	10/31/2010	Period
Based on Actual Fund Return	$1,000.00	$1,032.06	$1.74
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.49	1.73

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.34%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

21

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

22

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q560 122010

Vanguard LifeStrategy® Funds
Annual Report

October 31, 2010

Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

> For the fiscal year ended October 31, 2010, returns for the Vanguard LifeStrategy Funds ranged from about 10% for the most conservative of the four funds to about 16% for the fund with the most aggressive asset allocation.

> Each of the LifeStrategy Funds bested the return of its corresponding benchmark composite index. Two funds also finished ahead of peer funds, as measured by a composite yardstick, while two trailed.

> Vanguard Asset Allocation Fund, which makes up about one-quarter of the assets of each LifeStrategy Fund, reinforced the positive results with solid gains.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
LifeStrategy Income Fund.	9
LifeStrategy Conservative Growth Fund.	19
LifeStrategy Moderate Growth Fund.	29
LifeStrategy Growth Fund.	39
Your Fund’s After-Tax Returns.	50
About Your Fund’s Expenses.	52
Glossary.	54

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard LifeStrategy Income Fund	10.32%
Income Composite Index	9.86
Income Composite Average	9.91
Vanguard LifeStrategy Conservative Growth Fund	12.30%
Conservative Growth Composite Index	11.60
Conservative Growth Composite Average	11.67
Vanguard LifeStrategy Moderate Growth Fund	14.50%
Moderate Growth Composite Index	13.84
Moderate Growth Composite Average	15.40
Vanguard LifeStrategy Growth Fund	16.21%
Growth Composite Index	15.29
Growth Composite Average	16.92

Total returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the MSCI US Broad Market Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for short-term investments, the Barclays Capital U.S. 1–3 Year Credit Index.

Each average is a blended composite that weights the return of the comparable mutual funds average for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc. The Income Composite Average is weighted 60% fixed income funds average, 20% general equity funds average, and 20% money market funds average. The Conservative Growth Composite Average is weighted 40% fixed income funds average, 35% general equity funds average, 20% money market funds average, and 5% international funds average. The Moderate Growth Composite Average is weighted 50% general equity funds average, 40% fixed income funds average, and 10% international funds average. The Growth Composite Average is weighted 65% general equity funds average, 20% fixed income funds average, and 15% international funds average.

Chairman’s Letter

Dear Shareholder,

For the fiscal year ended October 31, 2010, the returns for the Vanguard LifeStrategy Funds ranged from 10.32% for the most conservative of the four funds to 16.21% for the fund with the most aggressive stance.

Global stock markets rose, pulled back, then rose again during the 12-month period and finished with solid gains. Each of the LifeStrategy Funds outperformed its benchmark. Two of the funds slightly outperformed their peer group composites, while two trailed.

Each of the LifeStrategy Funds pursues its investment objective by investing in other Vanguard mutual funds. The LifeStrategy Funds’ returns were bolstered by the performance of the underlying Vanguard Asset Allocation Fund, which makes up about one-fourth of each LifeStrategy Fund. The Asset Allocation Fund, which is able to shift its asset mix between stocks and bonds, finished slightly ahead of its benchmark with a stock-heavy allocation that benefited from the market’s gains.

In September, we announced plans to increase the funds’ allocations to international stocks from about 20% of equity assets to about 30%, a change that we will implement in the course of regular portfolio management. Our research suggests that a higher international allocation can potentially provide better risk-return properties.

Stock market performance was better than it felt
Global stock prices rallied at the start of the period, but struggled through the spring and summer, weighed down by Europe’s sovereign debt crisis and the slow pace of economic recovery in the United States. In the fiscal year’s final months, the mood turned. Stock prices climbed on continued strength in corporate earnings. In the United States, stocks also seemed to get a boost from the Federal Reserve Board’s hints that it would try to stimulate the economy with a second round of U.S. Treasury bond purchases. (In early November, the Fed announced that it would buy as much as $600 billion in Treasuries.)

For the 12 months, the broad U.S. stock market returned about 19%, a performance that was better than it felt in a year of ups and downs. Small-capitalization stocks did even better. International stocks returned about 13% on the strength of a powerful rally in emerging markets and solid single-digit gains in developed markets in Europe and the Pacific region.

Despite shrinking yields, bonds attracted investor dollars
Although fixed income yields have fallen to generational lows, investors continued to bid up bond prices. The broad U.S. bond market produced a 12-month return of about 8% as the yield of the 10-year U.S. Treasury note fell from 3.39% at the start of the period to 2.61% at the close.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	17.67%	-6.14%	1.99%
Russell 2000 Index (Small-caps)	26.58	-3.91	3.07
Dow Jones U.S. Total Stock Market Index	19.04	-5.55	2.52
MSCI All Country World Index ex USA (International)	13.08	-7.62	6.21

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	8.01%	7.23%	6.45%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	7.78	5.79	5.20
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.89	2.41

CPI
Consumer Price Index	1.17%	1.54%	1.89%

Tax-exempt municipal bonds also rallied. Bond prices and yields move in opposite directions, of course, so abundant returns built on rising prices could mean leaner pickings in the years ahead. The yields of money market securities hovered near 0%, consistent with the Federal Reserve Board’s target for short-term rates.

Funds recorded sizable gains as the markets finished strong
The Vanguard LifeStrategy Funds offer investors a choice of four diversified portfolios that blend stocks and bonds in allocations that range from more aggressive to more conservative. Each LifeStrategy Fund is a “fund of funds,” investing in up to five underlying Vanguard funds—primarily broad index portfolios that track the U.S. stock and bond markets and international equity markets.

As the global economy continued to recover from the Great Recession, the LifeStrategy Funds’ stock holdings gained ground during the first half of the fiscal year. After pulling back during the late spring and summer amid worries about an economic slowdown, stocks resumed their rally and finished the 12-month period on a strong note. Not surprisingly, the LifeStrategy Growth Fund, with a target stock allocation of about 85%, posted the strongest return. The LifeStrategy Income Fund, with a target stock allocation of about 25%, generated the lowest, but still very respectable, return.

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
LifeStrategy Income Fund	0.23%	1.02%
LifeStrategy Conservative Growth Fund	0.24	1.10
LifeStrategy Moderate Growth Fund	0.23	1.22
LifeStrategy Growth Fund	0.23	1.30

The fund expense figures shown—drawn from the prospectus dated February 26, 2010—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the fiscal year ended October 31, 2010, the annualized acquired fund fees and expenses were 0.18% for the LifeStrategy Income Fund, 0.19% for the LifeStrategy Conservative Growth Fund, 0.19% for the LifeStrategy Moderate Growth Fund, and 0.20% for the LifeStrategy Growth Fund.

Peer groups are the composites listed on page 1. Their expense figures are derived by applying the appropriate allocations to average expense ratios of these mutual fund peer groups: fixed income funds, general equity funds, international funds, and money market funds. Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Returns from the two other LifeStrategy Funds were predictably between the high and low figures.

The funds’ bond allocations also supported their double-digit gains, though, as the U.S. bond market turned in a performance that exceeded its historical norm. In the two years since the credit crisis hit full force and the Federal Reserve dramatically loosened monetary policies, interest rates have fallen, pushing up U.S. bond prices and contributing to the bottom line of the LifeStrategy Funds.

The funds outperformed their unmanaged benchmarks
For the fiscal year, each LifeStrategy Fund outdistanced its composite benchmark index by a small margin. The returns of the LifeStrategy Income and Conservative Growth Funds were also slightly higher than their composite peer averages. The two other LifeStrategy Funds fell just short of their peer yardsticks. It’s important to note that all of the index funds used by the LifeStrategy Funds succeeded in tracking the returns of their benchmarks, which encompass the broad U.S. stock and bond markets and stock markets worldwide.

Total Returns
Ten Years Ended October 31, 2010
Average
Annual Return
LifeStrategy Income Fund	4.86%
Income Composite Index	5.06
Income Composite Average	3.88
LifeStrategy Conservative Growth Fund	4.15%
Conservative Growth Composite Index	4.21
Conservative Growth Composite Average	3.19
LifeStrategy Moderate Growth Fund	3.49%
Moderate Growth Composite Index	3.74
Moderate Growth Composite Average	3.01
LifeStrategy Growth Fund	2.42%
Growth Composite Index	2.65
Growth Composite Average	2.10

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

The Asset Allocation Fund, which adds an actively managed element to the LifeStrategy Funds, maintained a modestly overweight position in equities relative to its benchmark’s “neutral” mix of 65% stocks and 35% bonds. The Asset Allocation Fund held a mix of 70% to 80% stocks and 20% to 30% bonds for the period. With both stocks and bonds providing solid gains, the fund slightly outperformed its benchmark and provided a beneficial contribution to the LifeStrategy Funds’ overall results.

(For information on the target percentages and actual asset allocations of the LifeStrategy Funds, see the table accompanying this letter.)

The past decade’s volatility was dampened by the funds’ balance
Over the ten-year period ended October 31, 2010, the LifeStrategy Funds’ annualized returns ranged from 2.42% for the LifeStrategy Growth Fund to 4.86% for the LifeStrategy Income Fund. Although none of the LifeStrategy Funds beat their unmanaged benchmarks for that period, their returns were all slightly better than the average annual returns of their peer-group composites for the decade.

The past ten years were an unusual period, as bonds have largely outperformed stocks. In fact, all four LifeStrategy Funds outperformed the overall U.S. stock market, which, according to most broad measures, had an average annual return of about 1% or less.

The LifeStrategy Funds’ balanced approach has served investors well during a difficult period for equities by making sure their shareholders benefited from the bond market’s prosperity while cushioning them from the sporadic volatility that swept through the stock market. In times of stock market plenty, this same strategy can put investors in a position to benefit from the long-term potential offered by equities.

The LifeStrategy approach can provide a long-term foundation
Although the past year was not as tumultuous as the previous one, periods of instability buffeted the markets. During times of volatility, it helps to remember that when you adopt a long-term perspective and maintain a diversified portfolio, month-to-month price swings don’t seem as threatening.

In practice, this means building a cost-efficient portfolio that includes a mix of stocks, bonds, and short-term reserves, one that can provide some protection against market losses while allowing you to participate in the long-term potential for accumulating returns in each asset class.

The LifeStrategy Funds embody this philosophy, with its comprehensive exposure to the broad U.S. stock and bond markets, further diversification in international markets in appropriate measures, and low costs that provide a consistent tailwind. With these features, each LifeStrategy Fund can play a key role in a well-balanced portfolio.

As always, we appreciate your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 10, 2010

Your Fund’s Performance at a Glance
October 31, 2009, Through October 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard LifeStrategy Income Fund	$13.20	$14.15	$0.392	$0.000
Vanguard LifeStrategy Conservative Growth
Fund	$14.81	$16.20	$0.408	$0.000
Vanguard LifeStrategy Moderate Growth Fund	$17.16	$19.22	$0.394	$0.000
Vanguard LifeStrategy Growth Fund	$18.66	$21.28	$0.370	$0.000

Target and Actual Asset Allocations
Percentages as of October 31, 2010
		Stocks		Bonds	Short-Term Reserves
	Target	Actual	Target	Actual	Target	Actual
LifeStrategy Income Fund	22.5%	24.9%	57.5%	55.1%	20.0%	20.0%
LifeStrategy Conservative	42.5%	45.2%	37.5%	34.9%	20.0%	19.9%
Growth Fund
LifeStrategy Moderate Growth	62.5%	65.2%	37.5%	34.8%	0.0%	0.0%
Fund
LifeStrategy Growth Fund	82.5%	85.2%	17.5%	14.8%	0.0%	0.0%

Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 0.0%, 5.1%, 10.1%, and 15.1% of assets, respectively.

LifeStrategy Income Fund

Fund Profile
As of October 31, 2010

Total Fund Characteristics
Ticker Symbol	VASIX
30-Day SEC Yield	2.30%
Acquired Fund Fees and Expenses[1]	0.23%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	50.1%
Vanguard Asset Allocation Fund Investor
Shares	24.9
Vanguard Short-Term Investment-Grade
Fund Investor Shares	20.0
Vanguard Total Stock Market Index Fund
Investor Shares	5.0

Total Fund Volatility Measures
		Barclays
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	0.98	0.35
Beta	1.18	1.05

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy Income Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2010, the annualized acquired fund fees and expenses were 0.18%.

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	LifeStrategy Income Fund	10.32%	5.08%	4.86%	$16,078
••••••••	Barclays Capital U.S. Aggregate Bond
	Index	8.01	6.45	6.38	18,560
– – – –	Income Composite Index	9.86	5.72	5.06	16,377
	Income Composite Average	9.91	4.25	3.88	14,637

Income Composite Index: Weighted 60% Lehman U.S. Aggregate Bond Index, 20% Dow Jones Wilshire 5000 Index, and 20% Citigroup 3-Month Treasury Index through August 31, 2003; 60% Lehman U.S. Aggregate Bond Index, 20% Dow Jones Wilshire 5000 Index, and 20% Lehman 1–3 Year U.S. Credit Index through April 22, 2005; and 60% Barclays Capital U.S. Aggregate Bond Index, 20% MSCI US Broad Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index through December 31, 2009, after which the Barclays Capital U.S. Aggregate Bond Index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.

Income Composite Average: Weighted 60% fixed income funds average, 20% general equity funds average, and 20% money market funds average. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

LifeStrategy Income Fund

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Income Fund	9/30/1994	9.07%	4.67%	3.98%	0.80%	4.78%

LifeStrategy Income Fund

Financial Statements

Statement of Net Assets
As of October 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.3%)
U.S. Stock Fund (4.9%)
Vanguard Total Stock Market Index Fund Investor Shares	3,773,688	111,437

Balanced Fund (24.8%)
Vanguard Asset Allocation Fund Investor Shares	23,541,405	557,460

Bond Fund (49.7%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	103,593,676	1,118,812

Short-Term Bond Fund (19.9%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	41,027,891	447,204
Total Investment Companies (Cost $2,031,236)		2,234,913
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.237% (Cost $572)	571,791	572
Total Investments (99.3%) (Cost $2,031,808)		2,235,485
Other Assets and Liabilities (0.7%)
Other Assets		20,589
Liabilities		(5,068)
		15,521
Net Assets (100%)
Applicable to 159,110,387 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,251,006
Net Asset Value Per Share		$14.15

LifeStrategy Income Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	2,073,736
Undistributed Net Investment Income	4,847
Accumulated Net Realized Losses	(31,254)
Unrealized Appreciation (Depreciation)	203,677
Net Assets	2,251,006

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Income Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Income Distributions Received	57,632
Net Investment Income—Note B	57,632
Realized Net Gain (Loss) on Investment Securities Sold	502
Change in Unrealized Appreciation (Depreciation) of Investment Securities	138,741
Net Increase (Decrease) in Net Assets Resulting from Operations	196,875

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,632	59,138
Realized Net Gain (Loss)	502	(8,606)
Change in Unrealized Appreciation (Depreciation)	138,741	154,183
Net Increase (Decrease) in Net Assets Resulting from Operations	196,875	204,715
Distributions
Net Investment Income	(57,384)	(60,637)
Realized Capital Gain	—	—
Total Distributions	(57,384)	(60,637)
Capital Share Transactions
Issued	634,215	476,437
Issued in Lieu of Cash Distributions	53,652	56,502
Redeemed	(360,822)	(534,663)
Net Increase (Decrease) from Capital Share Transactions	327,045	(1,724)
Total Increase (Decrease)	466,536	142,354
Net Assets
Beginning of Period	1,784,470	1,642,116
End of Period[1]	2,251,006	1,784,470
1 Net Assets—End of Period includes undistributed net investment income of $4,847,000 and $4,599,000.

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Income Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.20	$12.13	$14.44	$13.97	$13.38
Investment Operations
Net Investment Income	.388	.440	.555	.570	.530
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.954	1.081	(2.266)	.538	.580
Total from Investment Operations	1.342	1.521	(1.711)	1.108	1.110
Distributions
Dividends from Net Investment Income	(.392)	(.451)	(.570)	(.570)	(.520)
Distributions from Realized Capital Gains	—	—	(.029)	(.068)	—
Total Distributions	(.392)	(.451)	(.599)	(.638)	(.520)
Net Asset Value, End of Period	$14.15	$13.20	$12.13	$14.44	$13.97

Total Return[1]	10.32%	12.83%	-12.29%	8.14%	8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,251	$1,784	$1,642	$1,885	$1,666
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.23%	0.22%	0.24%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.89%	3.55%	4.00%	4.07%	3.85%
Portfolio Turnover Rate	9%	27%[2]	22%	8%	14%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

LifeStrategy Income Fund

For tax purposes, at October 31, 2010, the fund had $4,758,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $30,136,000 to offset future net capital gains of $7,531,000 through October 31, 2016, and $22,605,000 through October 31, 2017.

At October 31, 2010, the cost of investment securities for tax purposes was $2,032,836,000. Net unrealized appreciation of investment securities for tax purposes was $202,649,000, consisting of unrealized gains of $203,677,000 on securities that had risen in value since their purchase and $1,028,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2010, the fund purchased $483,018,000 of investment securities and sold $171,667,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2010	2009
	Shares	Shares
	(000)	(000)
Issued	46,489	38,458
Issued in Lieu of Cash Distributions	3,943	4,554
Redeemed	(26,475)	(43,288)
Net Increase (Decrease) in Shares Outstanding	23,957	(276)

G. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements. In September 2010, the board of trustees approved an increase in the fund’s target international equity allocation to 30% of its total equity allocation. This change is expected to be completed in the near term.

LifeStrategy Conservative Growth Fund

Fund Profile
As of October 31, 2010

Total Fund Characteristics
Ticker Symbol	VSCGX
30-Day SEC Yield	2.30%
Acquired Fund Fees and Expenses[1]	0.24%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	29.8%
Vanguard Asset Allocation Fund Investor
Shares	25.1
Vanguard Total Stock Market Index Fund
Investor Shares	20.1
Vanguard Short-Term Investment-Grade
Fund Investor Shares	19.9
Vanguard Total International Stock Index
Fund	5.1

Total Fund Volatility Measures
	Conservative	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.95
Beta	1.13	0.49

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2010, the annualized acquired fund fees and expenses were 0.19%.

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	LifeStrategy Conservative Growth Fund	12.30%	4.54%	4.15%	$15,011
••••••••	Dow Jones U.S. Total Stock Market
	Index	19.04	2.52	1.02	11,073
– – – –	Conservative Growth Composite Index	11.60	5.10	4.21	15,103
	Conservative Growth Composite
	Average	11.67	3.83	3.19	13,695

Conservative Growth Composite Index: Weighted 40% Lehman U.S. Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, 20% Citigroup 3-Month Treasury Index, and 5% MSCI EAFE Index through August 31, 2003; 40% Lehman U.S. Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, 20% Lehman 1–3 Year U.S. Credit Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Barclays Capital U.S. Aggregate Bond Index, 35% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 31, 2009, after which the Barclays Capital U.S. Aggregate Bond Index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Conservative Growth Composite Average: Weighted 40% fixed income funds average, 35% general equity funds average, 20% money market funds average, and 5% international funds average. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

LifeStrategy Conservative Growth Fund

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Conservative
Growth Fund	9/30/1994	9.63%	3.92%	3.37%	0.57%	3.94%

LifeStrategy Conservative Growth Fund

Financial Statements

Statement of Net Assets
As of October 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (20.0%)
Vanguard Total Stock Market Index Fund Investor Shares	42,872,003	1,266,010

International Stock Fund (5.1%)
Vanguard Total International Stock Index Fund	20,685,630	320,213

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	66,751,845	1,580,684

Bond Fund (29.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	174,489,589	1,884,487

Short-Term Bond Fund (19.9%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	115,113,552	1,254,738
Total Investment Companies (Cost $5,596,041)		6,306,132
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.237% (Cost $107)	106,652	107
Total Investments (99.8%) (Cost $5,596,148)		6,306,239
Other Assets and Liabilities (0.2%)
Other Assets		22,595
Liabilities		(13,000)
		9,595
Net Assets (100%)
Applicable to 389,973,605 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,315,834
Net Asset Value Per Share		$16.20

LifeStrategy Conservative Growth Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	5,724,734
Undistributed Net Investment Income	9,768
Accumulated Net Realized Losses	(128,759)
Unrealized Appreciation (Depreciation)	710,091
Net Assets	6,315,834

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Conservative Growth Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Income Distributions Received	154,564
Net Investment Income—Note B	154,564
Realized Net Gain (Loss) on Investment Securities Sold	1,136
Change in Unrealized Appreciation (Depreciation) of Investment Securities	523,512
Net Increase (Decrease) in Net Assets Resulting from Operations	679,212

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	154,564	158,914
Realized Net Gain (Loss)	1,136	(26,937)
Change in Unrealized Appreciation (Depreciation)	523,512	519,397
Net Increase (Decrease) in Net Assets Resulting from Operations	679,212	651,374
Distributions
Net Investment Income	(154,835)	(161,858)
Realized Capital Gain	—	—
Total Distributions	(154,835)	(161,858)
Capital Share Transactions
Issued	1,168,235	1,104,538
Issued in Lieu of Cash Distributions	150,155	156,702
Redeemed	(1,013,845)	(1,106,905)
Net Increase (Decrease) from Capital Share Transactions	304,545	154,335
Total Increase (Decrease)	828,922	643,851
Net Assets
Beginning of Period	5,486,912	4,843,061
End of Period[1]	6,315,834	5,486,912
1 Net Assets—End of Period includes undistributed net investment income of $9,768,000 and $10,039,000.

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Conservative Growth Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$14.81	$13.46	$17.61	$16.43	$15.24
Investment Operations
Net Investment Income	.406	.439	.568	.580	.500
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.392	1.359	(4.116)	1.170	1.180
Total from Investment Operations	1.798	1.798	(3.548)	1.750	1.680
Distributions
Dividends from Net Investment Income	(.408)	(.448)	(.592)	(.570)	(.490)
Distributions from Realized Capital Gains	—	—	(.010)	—	—
Total Distributions	(.408)	(.448)	(.602)	(.570)	(.490)
Net Asset Value, End of Period	$16.20	$14.81	$13.46	$17.61	$16.43

Total Return[1]	12.30%	13.72%	-20.71%	10.84%	11.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,316	$5,487	$4,843	$7,044	$5,326
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.19%	0.24%	0.22%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.63%	3.23%	3.52%	3.40%	3.21%
Portfolio Turnover Rate	15%	29%[2]	22%	10%	4%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

LifeStrategy Conservative Growth Fund

For tax purposes, at October 31, 2010, the fund had $9,629,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $128,619,000 to offset future net capital gains of $58,575,000 through October 31, 2016, $69,127,000 through October 31, 2017, and $917,000 through October 31, 2018.

At October 31, 2010, the cost of investment securities for tax purposes was $5,596,148,000. Net unrealized appreciation of investment securities for tax purposes was $710,091,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the year ended October 31, 2010, the fund purchased $1,162,856,000 of investment securities and sold $862,500,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2010	2009
	Shares	Shares
	(000)	(000)
Issued	75,603	81,675
Issued in Lieu of Cash Distributions	9,717	11,572
Redeemed	(65,788)	(82,611)
Net Increase (Decrease) in Shares Outstanding	19,532	10,636

G. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements. In September 2010, the board of trustees approved an increase in the fund’s target international equity allocation from 20% to 30% of its total equity allocation. This change is expected to be completed in the near term.

LifeStrategy Moderate Growth Fund

Fund Profile
As of October 31, 2010

Total Fund Characteristics
Ticker Symbol	VSMGX
30-Day SEC Yield	1.83%
Acquired Fund Fees and Expenses[1]	0.23%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	35.1%
Vanguard Total Bond Market II Index Fund
Investor Shares	29.8
Vanguard Asset Allocation Fund Investor
Shares	25.0
Vanguard Total International Stock Index
Fund	10.1

Total Fund Volatility Measures
	Moderate	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.97
Beta	1.09	0.68

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2010, the annualized acquired fund fees and expenses were 0.19%.

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	LifeStrategy Moderate Growth Fund	14.50%	4.07%	3.49%	$14,088
••••••••	Dow Jones U.S. Total Stock Market
	Index	19.04	2.52	1.02	11,073
– – – –	Moderate Growth Composite Index	13.84	4.56	3.74	14,434
	Moderate Growth Composite Average	15.40	3.82	3.01	13,457

Moderate Growth Composite Index: Weighted 50% Dow Jones Wilshire 5000 Index, 40% Lehman U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Moderate Growth Composite Average: Weighted 50% general equity funds average, 40% fixed income funds average, and 10% international funds average. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

LifeStrategy Moderate Growth Fund

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Moderate
Growth Fund	9/30/1994	10.35%	3.23%	2.81%	0.36%	3.17%

LifeStrategy Moderate Growth Fund

Financial Statements

Statement of Net Assets
As of October 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (35.2%)
Vanguard Total Stock Market Index Fund Investor Shares	95,853,102	2,830,542

International Stock Fund (10.0%)
Vanguard Total International Stock Index Fund	52,267,134	809,095

Balanced Fund (24.9%)
Vanguard Asset Allocation Fund Investor Shares	84,782,376	2,007,647

Bond Fund (29.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	221,763,345	2,395,044
Total Investment Companies (Cost $6,706,488)		8,042,328
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.237% (Cost $1,595)	1,595,000	1,595
Total Investments (99.9%) (Cost $6,708,083)		8,043,923
Other Assets and Liabilities (0.1%)
Other Assets		16,621
Liabilities		(11,133)
		5,488
Net Assets (100%)
Applicable to 418,894,772 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,049,411
Net Asset Value Per Share		$19.22

LifeStrategy Moderate Growth Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	6,862,789
Undistributed Net Investment Income	55,556
Accumulated Net Realized Losses	(204,774)
Unrealized Appreciation (Depreciation)	1,335,840
Net Assets	8,049,411

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Moderate Growth Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Income Distributions Received	187,165
Net Investment Income—Note B	187,165
Realized Net Gain (Loss) on Investment Securities Sold	(10,517)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	866,656
Net Increase (Decrease) in Net Assets Resulting from Operations	1,043,304

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	187,165	207,758
Realized Net Gain (Loss)	(10,517)	(58,372)
Change in Unrealized Appreciation (Depreciation)	866,656	802,770
Net Increase (Decrease) in Net Assets Resulting from Operations	1,043,304	952,156
Distributions
Net Investment Income	(174,437)	(225,842)
Realized Capital Gain	—	—
Total Distributions	(174,437)	(225,842)
Capital Share Transactions
Issued	1,137,142	1,203,383
Issued in Lieu of Cash Distributions	171,558	222,292
Redeemed	(1,754,214)	(1,933,510)
Net Increase (Decrease) from Capital Share Transactions	(445,514)	(507,835)
Total Increase (Decrease)	423,353	218,479
Net Assets
Beginning of Period	7,626,058	7,407,579
End of Period[1]	8,049,411	7,626,058
1 Net Assets—End of Period includes undistributed net investment income of $55,556,000 and $42,828,000.

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Moderate Growth Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$17.16	$15.56	$22.21	$20.09	$18.09
Investment Operations
Net Investment Income	.431	.450	.607	.580	.510
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.023	1.632	(6.606)	2.100	1.990
Total from Investment Operations	2.454	2.082	(5.999)	2.680	2.500
Distributions
Dividends from Net Investment Income	(.394)	(.482)	(.627)	(.560)	(.500)
Distributions from Realized Capital Gains	—	—	(.024)	—	—
Total Distributions	(.394)	(.482)	(.651)	(.560)	(.500)
Net Asset Value, End of Period	$19.22	$17.16	$15.56	$22.21	$20.09

Total Return[1]	14.50%	13.82%	-27.69%	13.55%	14.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,049	$7,626	$7,408	$11,272	$9,463
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.19%	0.23%	0.22%	0.23%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.37%	2.89%	2.98%	2.81%	2.70%
Portfolio Turnover Rate	17%	25%[2]	18%	7%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

LifeStrategy Moderate Growth Fund

For tax purposes, at October 31, 2010, the fund had $55,367,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $204,585,000 to offset future net capital gains of $45,187,000 through October 31, 2016, $146,638,000 through October 31, 2017, and $12,760,000 through October 31, 2018.

At October 31, 2010, the cost of investment securities for tax purposes was $6,708,083,000. Net unrealized appreciation of investment securities for tax purposes was $1,335,840,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the year ended October 31, 2010, the fund purchased $1,316,113,000 of investment securities and sold $1,751,993,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2010	2009
	Shares	Shares
	(000)	(000)
Issued	62,942	79,071
Issued in Lieu of Cash Distributions	9,670	14,687
Redeemed	(98,056)	(125,352)
Net Increase (Decrease) in Shares Outstanding	(25,444)	(31,594)

G. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements. In September 2010, the board of trustees approved an increase in the fund’s target international equity allocation from 20% to 30% of its total equity allocation. This change is expected to be completed in the near term.

LifeStrategy Growth Fund

Fund Profile
As of October 31, 2010

Total Fund Characteristics
Ticker Symbol	VASGX
30-Day SEC Yield	1.83%
Acquired Fund Fees and Expenses[1]	0.23%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	50.1%
Vanguard Asset Allocation Fund Investor
Shares	24.9
Vanguard Total International Stock Index
Fund	15.1
Vanguard Total Bond Market II Index Fund
Investor Shares	9.9

Total Fund Volatility Measures
		DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.08	0.89

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2010, the annualized acquired fund fees and expenses were 0.20%.

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	LifeStrategy Growth Fund	16.21%	3.17%	2.42%	$12,701
••••••••	Dow Jones U.S. Total Stock Market
	Index	19.04	2.52	1.02	11,073
– – – –	Growth Composite Index	15.29	3.67	2.65	12,989
	Growth Composite Average	16.92	3.15	2.10	12,313

Growth Composite Index: Weighted 65% Dow Jones Wilshire 5000 Index, 20% Lehman U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005; and 65% MSCI US Broad Market Index, 20% Barclays Capital U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Growth Composite Average: Weighted 65% general equity funds average, 20% fixed income funds average, and 15% international funds average. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

LifeStrategy Growth Fund

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Growth Fund	9/30/1994	10.53%	2.13%	2.15%	-0.18%	1.97%

LifeStrategy Growth Fund

Financial Statements

Statement of Net Assets
As of October 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (50.0%)
Vanguard Total Stock Market Index Fund Investor Shares	125,712,566	3,712,292

International Stock Fund (15.1%)
Vanguard Total International Stock Index Fund	72,404,957	1,120,829

Balanced Fund (24.8%)
Vanguard Asset Allocation Fund Investor Shares	77,902,204	1,844,724

Bond Fund (9.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	67,657,532	730,701
Total Investments (99.7%) (Cost $6,333,942)		7,408,546
Other Assets and Liabilities (0.3%)
Other Assets		26,918
Liabilities		(4,848)
		22,070
Net Assets (100%)
Applicable to 349,240,456 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,430,616
Net Asset Value Per Share		$21.28

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	6,386,269
Undistributed Net Investment Income	40,293
Accumulated Net Realized Losses	(70,550)
Unrealized Appreciation (Depreciation)	1,074,604
Net Assets	7,430,616

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Growth Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Income Distributions Received	147,564
Net Investment Income—Note B	147,564
Realized Net Gain (Loss) on Investment Securities Sold	107,354
Change in Unrealized Appreciation (Depreciation) of Investment Securities	790,461
Net Increase (Decrease) in Net Assets Resulting from Operations	1,045,379

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	147,564	155,405
Realized Net Gain (Loss)	107,354	(85,614)
Change in Unrealized Appreciation (Depreciation)	790,461	754,889
Net Increase (Decrease) in Net Assets Resulting from Operations	1,045,379	824,680
Distributions
Net Investment Income	(131,354)	(163,404)
Realized Capital Gain	—	—
Total Distributions	(131,354)	(163,404)
Capital Share Transactions
Issued	944,850	960,129
Issued in Lieu of Cash Distributions	129,656	161,307
Redeemed	(1,178,832)	(1,428,334)
Net Increase (Decrease) from Capital Share Transactions	(104,326)	(306,898)
Total Increase (Decrease)	809,699	354,378
Net Assets
Beginning of Period	6,620,917	6,266,539
End of Period[1]	7,430,616	6,620,917
1 Net Assets—End of Period includes undistributed net investment income of $40,293,000 and $24,083,000.

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Growth Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$18.66	$16.86	$26.56	$23.32	$20.37
Investment Operations
Net Investment Income	.417	.423	.571	.540	.450
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.573	1.818	(9.690)	3.220	2.950
Total from Investment Operations	2.990	2.241	(9.119)	3.760	3.400
Distributions
Dividends from Net Investment Income	(.370)	(.441)	(.581)	(.520)	(.450)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.370)	(.441)	(.581)	(.520)	(.450)
Net Asset Value, End of Period	$21.28	$18.66	$16.86	$26.56	$23.32

Total Return[1]	16.21%	13.74%	-34.98%	16.32%	16.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,431	$6,621	$6,267	$10,372	$8,422
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.20%	0.23%	0.21%	0.23%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.09%	2.57%	2.47%	2.15%	2.07%
Portfolio Turnover Rate	11%	12%[2]	10%	4%	3%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

LifeStrategy Growth Fund

For tax purposes, at October 31, 2010, the fund had $39,083,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $69,340,000 to offset future net capital gains through October 31, 2017.

At October 31, 2010, the cost of investment securities for tax purposes was $6,333,942,000. Net unrealized appreciation of investment securities for tax purposes was $1,074,604,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the year ended October 31, 2010, the fund purchased $742,525,000 of investment securities and sold $847,837,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2010	2009
	Shares	Shares
	(000)	(000)
Issued	47,488	59,731
Issued in Lieu of Cash Distributions	6,633	10,050
Redeemed	(59,624)	(86,682)
Net Increase (Decrease) in Shares Outstanding	(5,503)	(16,901)

G. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements. In September 2010, the board of trustees approved an increase in the fund’s target international equity allocation from 20% to 30% of its total equity allocation. This change is expected to be completed in the near term.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (constituting four separate portfolios of Vanguard STAR Funds, hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by agreement to the underlying ownership records for the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 9, 2010

Special 2010 tax information (unaudited) for Vanguard LifeStrategy Funds

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
LifeStrategy Fund	($000)
Income	9,115
Conservative Growth	48,423
Moderate Growth	88,808
Growth	99,528

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

LifeStrategy Fund	Percentage
Income	14.9%
Conservative Growth	27.1
Moderate Growth	42.1
Growth	60.8

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income , using actual prior-year figures and estimates for 2010. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: LifeStrategy Funds
Periods Ended October 31, 2010
	One	Five	Ten
	Year	Years	Years
LifeStrategy Income Fund
Returns Before Taxes	10.32%	5.08%	4.86%
Returns After Taxes on Distributions	9.32	3.80	3.46
Returns After Taxes on Distributions and Sale of Fund Shares	6.77	3.63	3.35

	One	Five	Ten
	Year	Years	Years
LifeStrategy Conservative Growth Fund
Returns Before Taxes	12.30%	4.54%	4.15%
Returns After Taxes on Distributions	11.46	3.55	3.02
Returns After Taxes on Distributions and Sale of Fund Shares	8.14	3.37	2.91

	One	Five	Ten
	Year	Years	Years
LifeStrategy Moderate Growth Fund
Returns Before Taxes	14.50%	4.07%	3.49%
Returns After Taxes on Distributions	13.88	3.32	2.62
Returns After Taxes on Distributions and Sale of Fund Shares	9.63	3.14	2.52

Average Annual Total Returns: LifeStrategy Funds
Periods Ended October 31, 2010

	One	Five	Ten
	Year	Years	Years
LifeStrategy Growth Fund
Returns Before Taxes	16.21%	3.17%	2.42%
Returns After Taxes on Distributions	15.78	2.69	1.85
Returns After Taxes on Distributions and Sale of Fund Shares	10.81	2.56	1.80

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2010	10/31/2010	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,046.34	$0.93
LifeStrategy Conservative Growth Fund	$1,000.00	$1,041.85	$0.98
LifeStrategy Moderate Growth Fund	$1,000.00	$1,040.65	$0.98
LifeStrategy Growth Fund	$1,000.00	$1,032.84	$1.02
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.30	$0.92
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.25	$0.97
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.25	$0.97
LifeStrategy Growth Fund	$1,000.00	$1,024.20	$1.02

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.18%, 0.19%, 0.19%, and 0.20%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q880 122010

Vanguard Total International Stock
Index Fund Annual Report

October 31, 2010

> Led by emerging markets, Vanguard Total International Stock Index Fund returned more than 13% for the fiscal year ended October 31, 2010, slightly ahead of the average return of peer funds.

> As the global economic recovery trend continued, the materials, industrial, and consumer-oriented sectors were among the best performers.

> For the decade ended October 31, 2010, the fund had an average annual return of more than 4%, outpacing the broad U.S. market’s return of about 1%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	13
Your Fund’s After-Tax Returns.	48
About Your Fund’s Expenses.	49
Glossary.	51

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.)

Total International Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard Total International Stock Index Fund	13.28%
MSCI EAFE + Emerging Markets Index	11.88
International Funds Average	12.88
International Funds Average: Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
October 31, 2009, Through October 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Stock Index Fund	$13.99	$15.48	$0.344	$0.000

1

Chairman’s Letter

Dear Shareholder,

After a bumpy ride earlier in the fiscal year, strong gains in September and October helped international markets deliver a double-digit total return. Emerging markets again surpassed developed European and Pacific markets, although results were less extraordinary than those of a year ago.

Vanguard Total International Stock Index Fund returned 13.28% for the fiscal year ended October 31, 2010, ahead of the 12.88% average return of international peer funds. Temporary price differences arising from fair-value pricing policies made the fund’s reported return diverge from the 11.88% return of its target index, which is not adjusted for fair value. (Please see the text box on page 7 for more information on fair-value pricing.)

If you own the fund in a taxable account, you may wish to review the table and discussion on after-tax returns for the fiscal year, based on the highest federal income tax bracket, later in this report.

Please note the following updates and changes regarding the fund’s target index: In the April semiannual report, we mentioned that the name—but not the composition—of the benchmark had changed from the Total International

2

Composite Index to the MSCI EAFE + Emerging Markets Index. In late September, we announced that the fund would adopt a new benchmark, the MSCI All Country World ex USA Investable Market Index. Your fund’s trustees believe that the new benchmark will offer more diversification and allow the fund to better represent “total” international markets, as its name implies. We expect the fund to complete the transition to tracking the more comprehensive benchmark—which, unlike its predecessor, includes small-capitalization stocks and Canada—in the near term.

We’ve also announced plans to offer five additional share classes of the fund that will have lower expense ratios than the fund’s Investor Shares. Admiral, Signal, Institutional, and Institutional Plus Shares will become available in late November, and we expect that ETF Shares will begin trading in the first quarter of 2011. Finally, as part of our ongoing efforts to lower the cost of investing for all of our clients, we broadened the availability of our lower-cost Admiral Shares, reducing the Admiral minimums for most of our broad-market index funds from $100,000 to $10,000.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	17.67%	-6.14%	1.99%
Russell 2000 Index (Small-caps)	26.58	-3.91	3.07
Dow Jones U.S. Total Stock Market Index	19.04	-5.55	2.52
MSCI All Country World Index ex USA (International)	13.08	-7.62	6.21

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	8.01%	7.23%	6.45%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	7.78	5.79	5.20
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.89	2.41

CPI
Consumer Price Index	1.17%	1.54%	1.89%

3

Stock market performance was better than it felt
Global stock prices rallied at the start of the period, but struggled through the spring and summer, weighed down by Europe’s sovereign debt crisis and the slow pace of economic recovery in the United States. In the fiscal year’s final months, the mood turned. Stock prices climbed on continued strength in corporate earnings. In the United States, stocks also seemed to get a boost from the Federal Reserve Board’s hints that it would try to stimulate the economy with a second round of U.S. Treasury bond purchases. (In early

November, the Fed announced that it would buy as much as $600 billion in Treasuries over the next several months.)

For the 12 months, the broad U.S. stock market returned about 19%, a performance that was better than it felt in a year of ups and downs. Small-capitalization stocks did even better. International stocks returned about 13% on the strength of a powerful rally in emerging markets and solid single-digit gains in developed markets in Europe and the Pacific region. Large currency swings played a role in international returns for U.S.-based investors.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Total International Stock Index Fund	0.32%	1.44%

The fund expense ratio shown is from the prospectus dated February 26, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the fund’s expense ratio was 0.26%. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: International Funds.

4

Despite shrinking yields, bonds attracted investors
Although fixed income yields have fallen to generational lows, investors continued to bid up bond prices. The broad U.S. bond market produced a 12-month return of about 8% as the yield of the 10-year U.S. Treasury note fell from 3.39% at the start of the period to 2.61% at the close. Tax-exempt municipal bonds also rallied. Bond prices and yields move in opposite directions, of course, so abundant returns built on rising prices could mean leaner pickings in the years ahead.

The yields of money market securities hovered near 0%, consistent with the Federal Reserve Board’s target for short-term rates. While the Fed has kept target interest rates low to stimulate the economy, rates have risen elsewhere. For example, in October, China’s central bank raised interest rates for the first time in three years, while rates were lifted several times in Australia and India. All three economies have been growing faster than the U.S. economy.

Total Returns
Ten Years Ended October 31, 2010
Average
Annual Return
Total International Stock Index Fund	4.69%
Spliced EAFE + Emerging Markets Index	4.78
International Funds Average	2.63

Spliced EAFE + Emerging Markets Index: Consists of the Total International Composite Index through August 31, 2006, and the MSCI EAFE + Emerging Markets Index thereafter. Returns for the MSCI EAFE + Emerging Markets Index are adjusted for withholding taxes applicable to Luxembourg holding companies.

International Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Emerging markets bested developed countries again
Though their returns came back down to earth from their year-ago rebound of more than 60%, emerging markets still rewarded investors, with the MSCI Emerging Markets Index returning more than 23%. This helped developing countries make an outsized contribution to the fund’s overall return. Some of the best results came from smaller markets in Latin America, while powerhouses India (+35%), Brazil (+16%), and China (+12%) made strong contributions. Even as its government applied the brakes to try to manage inflation, China reached a milestone: Reported gross domestic product for the second calendar quarter showed that the country had surpassed Japan to become the world’s second-largest economy.

Developed markets in Europe—representing about half of the fund’s market value—and the Pacific Rim traveled different paths to reach similar returns of more than 8%, as measured in U.S. dollars. During the period, investors began to regain confidence in Europe after several steps—including unpopular cuts in public sector payrolls and services—were taken to help regain fiscal stability.

Scandinavian economies, more insulated from the market turmoil, had some of Europe’s best returns. Still, the United Kingdom, Europe’s largest market, gained more than 12%. Its economic growth was stronger than expected in the third calendar quarter, and in late October the recently elected government announced dramatic spending cuts. In contrast, peripheral countries that had become the center of the debt-default storm finished the year in the red: Greece was the outlier, losing almost half of its stock market value.

For U.S.-based investors, currency effects masked some European markets’ strength. During the height of Europe’s fiscal uncertainty, the U.S. dollar appreciated significantly against the euro and the British pound. Although these currencies recovered somewhat later in the year, their relative weakness trimmed about 4 percentage points from European returns when translated into U.S. dollars (as measured by the MSCI Europe Index).

Pacific Rim returns differed from Europe’s in two respects: Second-half results were weaker than those in the first half, and currency translation worked to the advantage of U.S.-based investors. When measured in local currencies, the MSCI Pacific Index lost value for the fiscal year, a significant swing compared with the index’s advance in U.S. dollars. Exchange rate movements were especially notable in the second half: The yen reached 15-year highs against the U.S. dollar and, in October, the Australian dollar climbed to a nearly 30-year high.

Japan and Australia represented most of the value of Pacific developed markets, on average, during the fiscal year. However, they contributed a smaller share of the region’s return as Singapore and Hong

6

A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Kong outperformed. Australia returned more than 12% in U.S. dollars; the economy’s growth rate accelerated, buoyed by China’s strong demand for natural resources. Japan’s market declined when measured in yen but advanced about 5% in U.S. dollars. After several years of maintaining a hands-off currency policy, in September the Bank of Japan intervened to try to rein in the rising yen, which was making Japan’s exports less competitive in the global marketplace and threatening its still-fragile economy.

Overall, all sectors gained ground
Across all regions, all ten industry sectors finished the year in positive territory. With rising prices for a wide range of commodities, from agricultural products to gold and other precious metals, the materials sector was one of the best performers. Improving economic fortunes also benefited industrial, consumer discretionary, and consumer staples companies. All four sectors had returns of at least 20%. Financials—the largest sector at about one-quarter of the index—was one of the weakest, with a low single-digit return. The sector declined in Europe, in part because of concerns about credit exposures.

Close index tracking over the long term
The hallmark of a successful index fund is close tracking of its target index, during both up and down markets. Your fund’s

7

achievement of this objective—with an average annual return of more than 4% for the decade ended October 31, 2010—is a tribute to the index-management skills, including portfolio construction and trading, of Vanguard Quantitative Equity Group.

Spread your nest egg across multiple baskets
Since late 2007, stocks have taken investors on a roller-coaster ride with painful losses and soaring gains, especially in emerging markets. Much of the time, it appeared that “news” traveled quickly around the globe, leading markets to rise and fall together—as was the case during the Greek sovereign debt crisis. But when global financial crises subside, we can expect that the economic and financial performance of various countries will differ. We may be seeing some signs of divergence: For example, while U.S. economic growth has been tepid, Britain’s economy has grown faster, and China has achieved double-digit growth rates.

Vanguard research has shown that, over longer periods, a portfolio that included both U.S. and non-U.S. stocks would have experienced lower average volatility than an all-U.S. portfolio. While this long-term risk-reduction benefit may not be as visible to you as other portfolio measures, it is no less real.

When it comes to deciding how much of your equity portfolio to invest outside the United States, there is no magic formula. As with other portfolio decisions you make, your allocation to international stocks should be based on your investment goals, time horizon, and tolerance for risk. Vanguard research suggests that a typical U.S.-based investor would benefit from allocating about 20%–40% of an equity portfolio to non-U.S. stocks.

As part of a well-balanced portfolio that includes U.S. stock, bond, and money market funds, Vanguard Total International Stock Index Fund can be an efficient, low-cost way for you to gain exposure to growth opportunities outside the United States.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 11, 2010

8

Total International Stock Index Fund

Fund Profile
As of October 31, 2010

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE +	Index
	Fund	EM Index	ex USA
Number of Stocks	1,819	1,713	1,811
Median Market Cap $30.4B		$30.4B	$29.9B
Price/Earnings Ratio	16.0x	15.9x	16.2x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	18.4%	18.4%	18.2%
Earnings Growth Rate	4.2%	4.3%	4.4%
Dividend Yield	2.8%	2.8%	2.8%
Turnover Rate	6%	—	—
Ticker Symbol	VGTSX	—	—
Expense Ratio[1]	0.32%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE +	Index
	Fund	EM Index	ex USA
Consumer
Discretionary	9.5%	9.5%	8.7%
Consumer Staples	9.4	9.4	8.5
Energy	9.2	9.2	10.9
Financials	24.8	24.9	25.7
Health Care	6.5	6.5	6.1
Industrials	11.0	10.9	10.3
Information
Technology	6.7	6.6	7.1
Materials	11.6	11.6	12.1
Telecommunication
Services	6.4	6.5	5.9
Utilities	4.9	4.9	4.7

Volatility Measures
	MSCI	MSCI AC
	EAFE +	World Index
	EM Index	ex USA
R-Squared	0.98	0.98
Beta	1.02	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton Ltd.	Diversified Metals
	& Mining	1.5%
Royal Dutch Shell plc	Integrated Oil &
	Gas	1.4
Nestle SA	Packaged Foods &
	Meats	1.3
HSBC Holdings plc	Diversified Banks	1.3
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.0
BP plc	Integrated Oil &
	Gas	0.9
Novartis AG	Pharmaceuticals	0.8
Banco Santander SA	Diversified Banks	0.8
Total SA	Integrated Oil &
	Gas	0.8
Petroleo Brasileiro SA	Integrated Oil &
	Gas	0.8
Top Ten		10.6%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratio shown is from the prospectus dated February 26, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratio was 0.26%.

9

Total International Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE +	Index
	Fund	EM Index	ex USA
Europe
United Kingdom	16.3%	16.1%	14.9%
France	7.7	7.6	7.1
Germany	6.2	6.2	5.7
Switzerland	5.7	5.8	5.3
Spain	2.9	2.8	2.6
Sweden	2.3	2.3	2.1
Italy	2.2	2.2	2.0
Netherlands	1.9	1.9	1.8
Other	3.7	3.8	3.6
Subtotal	48.9%	48.7%	45.1%
Pacific
Japan	15.5%	15.5%	14.3%
Australia	6.4	6.4	5.9
Hong Kong	2.0	2.0	1.8
Singapore	1.3	1.3	1.2
Other	0.1	0.1	0.1
Subtotal	25.3%	25.3%	23.3%
Emerging Markets
China	4.6%	4.6%	4.3%
Brazil	4.1	4.2	3.8
South Korea	3.4	3.4	3.1
Taiwan	2.7	2.7	2.5
India	2.1	2.1	1.9
South Africa	1.9	1.9	1.8
Russia	1.6	1.6	1.4
Mexico	1.1	1.1	1.0
Other	3.7	3.8	3.7
Subtotal	25.2%	25.4%	23.5%
Middle East	0.6%	0.6%	0.5%
North America	0.0%	0.0%	7.6%

10

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Total International Stock Index Fund	13.28%	5.33%	4.69%	$15,820
••••••••	MSCI All Country World Index ex USA	13.08	6.21	5.46	17,012
– – – –	Spliced EAFE + Emerging Markets
	Index	11.88	5.43	4.78	15,951
	International Funds Average	12.88	3.69	2.63	12,966

Spliced EAFE + Emerging Markets Index: Consists of the Total International Composite Index through August 31, 2006, and the MSCI EAFE + Emerging Markets Index thereafter. Returns for the MSCI EAFE + Emerging Markets Index are adjusted for withholding taxes applicable to Luxembourg holding companies.

International Funds Average: Derived from data provided by Lipper Inc.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

11

Total International Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Total International Stock Index
Fund	4/29/1996	7.03%	3.89%	4.01%

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

12

Total International Stock Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Argentina (0.0%)
Siderar SAIC Class A	30	—

Australia (6.3%)
BHP Billiton Ltd.	9,175,232	379,135
Commonwealth Bank of
Australia	4,234,084	203,548
Westpac Banking Corp.	8,139,502	181,243
Australia & New Zealand
Banking Group Ltd.	6,926,431	168,984
National Australia
Bank Ltd.	5,798,849	145,137
Rio Tinto Ltd.	1,189,813	96,830
Woolworths Ltd.	3,383,492	93,930
Wesfarmers Ltd.	2,741,483	89,199
Newcrest Mining Ltd.	1,963,705	77,280
Westfield Group	6,009,143	73,086
Woodside Petroleum Ltd.	1,491,238	63,770
CSL Ltd.	1,566,530	50,520
QBE Insurance Group Ltd.	2,823,005	47,485
Origin Energy Ltd.	2,409,091	37,715
Macquarie Group Ltd.	942,042	33,495
Suncorp-Metway Ltd.	3,490,790	31,514
Telstra Corp. Ltd.	11,934,220	31,274
Foster’s Group Ltd.	5,290,454	30,333
AMP Ltd.	5,629,210	29,481
Santos Ltd.	2,281,912	28,216
Orica Ltd.	991,315	24,495
Brambles Ltd.	3,870,323	24,204
Stockland	6,528,952	24,178
Amcor Ltd.	3,339,611	22,007
Insurance Australia
Group Ltd.	5,732,840	21,441
* Fortescue Metals
Group Ltd.	3,428,445	21,081
AGL Energy Ltd.	1,233,382	19,474
Coca-Cola Amatil Ltd.	1,542,146	18,382

			Market
			Value
		Shares	($000)
	Transurban Group	3,514,170	17,979
	ASX Ltd.	472,141	17,202
	Incitec Pivot Ltd.	4,441,582	16,264
	AXA Asia Pacific
	Holdings Ltd.	2,856,938	15,214
	Wesfarmers Ltd. Price
	Protected Shares	419,403	13,738
	TABCORP Holdings Ltd.	1,856,103	13,428
^	Leighton Holdings Ltd.	371,499	13,369
	Alumina Ltd.	6,674,912	13,338
	GPT Group	4,857,640	13,306
	OZ Minerals Ltd.	8,554,177	13,193
*	Asciano Group	8,000,560	12,291
	Computershare Ltd.	1,224,123	12,155
	WorleyParsons Ltd.	527,667	11,892
	Mirvac Group	8,928,788	11,361
	Toll Holdings Ltd.	1,820,005	11,072
	Sonic Healthcare Ltd.	1,011,668	10,794
	Cochlear Ltd.	154,661	10,774
	Dexus Property Group	13,112,733	10,680
	Goodman Group	17,171,537	10,621
	CFS Retail Property Trust	5,718,736	10,412
	Lend Lease Group	1,471,823	10,391
	Crown Ltd.	1,245,279	10,198
	BlueScope Steel Ltd.	4,996,401	9,818
	OneSteel Ltd.	3,670,144	9,741
	Intoll Group	6,183,550	9,111
	Metcash Ltd.	2,092,864	8,960
	Bendigo and Adelaide
	Bank Ltd.	976,674	8,673
*	Qantas Airways Ltd.	3,035,542	8,475
	Boral Ltd.	1,965,710	8,464
	Tatts Group Ltd.	3,386,837	8,295
^	Fairfax Media Ltd.	5,792,724	8,230
*	Paladin Energy Ltd.	1,812,471	7,316
	Sims Metal
	Management Ltd.	445,891	7,161
	CSR Ltd.	4,006,569	7,161

13

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
*	James Hardie
	Industries SE	1,201,010	6,366
	MacArthur Coal Ltd.	479,339	5,651
	Goodman Fielder Ltd.	3,724,500	5,415
	Newcrest Mining
	Ltd. ADR	129,759	5,114
	Harvey Norman
	Holdings Ltd.	1,462,507	4,773
	Billabong International Ltd.	560,682	4,468
	Caltex Australia Ltd.	370,352	4,219
	Aristocrat Leisure Ltd.	1,118,717	3,855
	SP AusNet	3,614,460	3,287
	MAp Group	1,017,788	3,042
	Energy Resources of
	Australia Ltd.	181,365	2,322
	Sims Metal Management
	Ltd. ADR	87,900	1,402
			2,498,428
Austria (0.3%)
	Erste Group Bank AG	521,001	23,540
	OMV AG	413,720	15,474
	Telekom Austria AG	870,273	13,327
	Voestalpine AG	316,251	12,558
*	IMMOFINANZ AG	2,733,244	10,779
	Raiffeisen Bank
	International AG	147,678	8,340
	Verbund AG	207,342	8,295
	Vienna Insurance
	Group AG Wiener
	Versicherung Gruppe	104,661	5,627
			97,940
Belgium (0.7%)
	Anheuser-Busch
	InBev NV	1,968,085	123,604
	Groupe Bruxelles
	Lambert SA	222,394	19,701
	Delhaize Group SA	277,128	19,370
*	KBC Groep NV	444,493	19,355
	Ageas	6,122,194	18,851
	Solvay SA Class A	163,338	17,309
	Belgacom SA	416,806	16,367
	Umicore	311,912	14,697
	Colruyt SA	196,975	11,118
	UCB SA	278,133	10,789
*	Dexia SA	1,526,420	6,802
	Mobistar SA	74,490	4,931
	Cie Nationale a Portefeuille	74,560	3,990
			286,884
Brazil (4.1%)
	Petroleo Brasileiro SA
	Prior Pfd.	7,039,868	107,194
	Vale SA Prior Pfd.	3,210,200	90,153

			Market
			Value
		Shares	($000)
	Petroleo Brasileiro SA	5,366,788	89,925
	Itau Unibanco Holding
	SA Prior Pfd.	3,206,367	77,505
	Itau Unibanco Holding
	SA ADR	3,031,093	74,444
	Vale SA	2,169,000	68,311
	Banco Bradesco
	SA Prior Pfd.	3,236,558	66,319
	Petroleo Brasileiro
	SA ADR Type A	2,107,432	65,731
	Vale SA Class B Pfd. ADR	2,265,907	65,099
	Itausa - Investimentos
	Itau SA Prior Pfd.	6,249,681	48,923
*	OGX Petroleo e Gas
	Participacoes SA	3,528,300	46,130
	Petroleo Brasileiro
	SA ADR	1,344,681	45,880
	Vale SA Class B ADR	1,392,218	44,746
	BM&FBovespa SA	5,298,878	44,191
	Banco Bradesco SA ADR	1,906,242	39,650
	Cia de Bebidas das
	Americas Prior Pfd.	259,543	35,569
	Banco do Brasil SA	1,558,621	30,177
	Cia de Bebidas das
	Americas ADR	146,465	20,394
	Banco Santander
	Brasil SA ADR	1,387,096	19,974
	Cia Siderurgica
	Nacional SA	1,174,900	19,451
	BRF - Brasil Foods SA	1,334,300	19,258
	PDG Realty SA
	Empreendimentos e
	Participacoes	1,419,286	17,571
	Bradespar SA Prior Pfd.	619,600	15,669
	Usinas Siderurgicas
	de Minas Gerais
	SA Prior Pfd.	1,244,600	15,606
	Cia Siderurgica
	Nacional SA ADR	889,592	15,016
	Cielo SA	1,675,858	14,439
	Natura Cosmeticos SA	470,600	13,451
	Lojas Renner SA	332,598	13,196
	Gerdau SA Prior Pfd.	1,017,800	13,073
	Ultrapar Participacoes
	SA Prior Pfd.	201,069	12,216
*	Hypermarcas SA	736,680	12,175
	Redecard SA	919,010	11,886
*	All America Latina
	Logistica SA	1,221,655	11,553
	Metalurgica Gerdau SA
	Prior Pfd. Class A	750,600	11,491
	Cia Energetica de Minas
	Gerais Prior Pfd.	653,437	11,452

14

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Cia de Concessoes
	Rodoviarias	421,553	11,405
	Cyrela Brazil Realty SA
	Empreendimentos e
	Participacoes	807,935	11,109
	Souza Cruz SA	208,500	10,908
	Gerdau SA ADR	771,478	10,060
	Vivo Participacoes
	SA Prior Pfd.	319,525	9,152
	Lojas Americanas
	SA Prior Pfd.	839,900	8,985
	Centrais Eletricas
	Brasileiras SA Prior Pfd.	518,700	8,331
	Gafisa SA	1,000,310	8,242
	Duratex SA	687,901	7,930
	MRV Engenharia e
	Participacoes SA	795,584	7,744
	BR Malls Participacoes SA	823,996	7,739
	Cia Brasileira de Distribuicao
	Grupo Pao de Acucar ADR	191,612	7,590
	Cia Energetica de
	Minas Gerais ADR	408,158	7,282
	Usinas Siderurgicas de
	Minas Gerais SA	485,700	7,056
	Cia Energetica de
	Sao Paulo Prior Pfd.	431,625	6,752
	Tele Norte Leste
	Participacoes SA Prior Pfd.	440,600	6,745
	BRF - Brasil Foods SA ADR	451,331	6,603
	Centrais Eletricas
	Brasileiras SA	471,400	6,460
	CPFL Energia SA	258,700	6,087
	Empresa Brasileira de
	Aeronautica SA ADR	208,998	6,030
	Tractebel Energia SA	359,100	5,407
	JBS SA	1,401,222	5,390
	Banco do Estado do Rio
	Grande do Sul Prior Pfd.	487,489	5,333
	Cosan SA Industria e
	Comercio	332,800	5,287
	Localiza Rent a Car SA	301,102	4,985
*	Fibria Celulose SA	275,175	4,910
	TAM SA Prior Pfd.	201,183	4,893
	Empresa Brasileira de
	Aeronautica SA	671,100	4,756
	Suzano Papel e Celulose
	SA Prior Pfd.	496,150	4,666
	Rossi Residencial SA	474,476	4,652
	Porto Seguro SA	310,400	4,529
	Braskem SA Prior Pfd.	438,400	4,461
	Gol Linhas Aereas
	Inteligentes SA Prior Pfd.	252,600	4,369

			Market
			Value
		Shares	($000)
	Eletropaulo Metropolitana
	Eletricidade de Sao Paulo
	SA Prior Pfd.	244,900	4,249
	Multiplan Empreendimentos
	Imobiliarios SA	179,328	4,165
*	LLX Logistica SA	740,733	4,060
	Cia de Saneamento Basico
	do Estado de Sao Paulo	177,400	4,016
	AES Tiete SA Prior Pfd.	283,400	3,934
	Cia Paranaense de
	Energia ADR	164,556	3,823
	Tele Norte Leste
	Participacoes SA ADR	235,049	3,606
*	MMX Mineracao e
	Metalicos SA	448,100	3,605
*	Sul America SA	304,900	3,585
*	Brasil Telecom SA Prior Pfd.	483,220	3,550
	Cia de Saneamento
	Basico do Estado de
	Sao Paulo ADR	76,265	3,505
	Vivo Participacoes SA ADR	117,441	3,363
*	Brasil Telecom SA ADR	151,190	3,334
	Marfrig Alimentos SA	360,552	3,215
	EDP - Energias do Brasil SA	147,700	3,208
	Tim Participacoes
	SA Prior Pfd.	996,800	3,201
	Brookfield
	Incorporacoes SA	592,000	3,193
*	Fibria Celulose SA ADR	173,962	3,124
*	Vale Fertilizantes
	SA Prior Pfd.	267,849	3,018
	Cia Paranaense de
	Energia Prior Pfd.	128,600	2,981
	Klabin SA Prior Pfd.	1,051,200	2,937
	Tele Norte Leste
	Participacoes SA	142,600	2,855
	Cia de Transmissao de
	Energia Electrica Paulista
	Prior Pfd.	82,100	2,542
	B2W Cia Global Do Varejo	136,218	2,475
	Cia Brasileira de
	Distribuicao Grupo
	Pao de Acucar Prior Pfd.	53,691	2,108
	Centrais Eletricas
	Brasileiras SA ADR	147,700	2,063
	Telemar Norte Leste
	SA Prior Pfd.	71,800	2,035
	Banco Santander Brasil SA	143,700	2,029
	Tim Participacoes SA ADR	58,501	1,887
*	Gol Linhas Aereas
	Inteligentes SA ADR	16,800	296
	Gafisa SA ADR	14,800	248

15

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
*	CPFL Energia SA ADR	2,133	153
*	Centrais Eletricas
	Brasileiras SA ADR	8,900	145
	TAM SA ADR	3,640	90
			1,626,264
Chile (0.4%)
	Empresas COPEC SA	1,247,915	23,491
	Centros Comerciales
	Sudamericanos SA	2,444,854	19,047
	Empresas CMPC SA	303,182	16,301
	Lan Airlines SA	374,087	11,621
	Enersis SA	23,207,588	10,577
	CAP SA	205,269	10,486
	Empresa Nacional de
	Electricidad SA	5,768,090	10,271
	SACI Falabella	778,908	7,792
	Banco Santander
	Chile ADR	83,240	7,711
	Sociedad Quimica y
	Minera de Chile SA
	Class B	147,820	7,644
	Empresa Nacional de
	Electricidad SA ADR	110,605	5,902
	Enersis SA ADR	255,195	5,821
	Sociedad Quimica y
	Minera de Chile
	SA ADR	102,846	5,327
	Colbun SA	19,324,259	5,285
	Banco de Credito e
	Inversiones	82,801	5,003
	ENTEL Chile SA	297,027	4,720
	Banco Santander Chile	44,632,649	3,975
	Cia Cervecerias
	Unidas SA	351,548	3,931
	AES Gener SA	6,759,188	3,730
	Vina Concha y Toro SA	1,288,107	3,132
			171,767
China (4.6%)
	China Mobile Ltd.	16,453,500	168,028
	Industrial & Commercial
	Bank of China	147,587,000	119,235
	China Construction
	Bank Corp.	122,849,000	117,444
	CNOOC Ltd.	48,846,000	101,977
	Bank of China Ltd.	155,866,188	93,618
	China Life
	Insurance Co. Ltd.	20,342,000	89,429
	PetroChina Co. Ltd.	57,574,000	70,870
	Tencent Holdings Ltd.	2,745,649	63,115
	Ping An Insurance Group
	Co. of China Ltd.	4,678,700	50,585
	China Shenhua
	Energy Co. Ltd.	9,274,000	41,402
	China Petroleum &
	Chemical Corp.	43,502,000	41,391

			Market
			Value
		Shares	($000)
	China Merchants
	Bank Co. Ltd.	10,690,551	30,462
*	Agricultural Bank of
	China Ltd.	46,133,870	24,343
	China Overseas Land &
	Investment Ltd.	11,109,680	23,419
	China Unicom
	Hong Kong Ltd.	16,103,694	22,648
	Belle International
	Holdings Ltd.	11,450,000	20,739
	Bank of Communications
	Co. Ltd.	18,036,500	19,761
	China Telecom Corp. Ltd.	37,754,000	19,716
	Hengan International
	Group Co. Ltd.	1,984,000	18,706
	China Coal
	Energy Co. Ltd.	9,476,000	16,476
	Dongfeng Motor
	Group Co. Ltd.	7,462,000	16,231
	Yanzhou Coal
	Mining Co. Ltd.	5,320,000	15,392
	Want Want China
	Holdings Ltd.	16,238,500	15,009
	China Yurun Food
	Group Ltd.	3,579,413	13,970
	China Resources
	Enterprise Ltd.	3,256,000	13,802
	Tingyi Cayman Islands
	Holding Corp.	4,572,000	12,464
	China Citic Bank
	Corp. Ltd.	16,981,539	12,382
	Inner Mongolia Yitai
	Coal Co. Class B	1,633,700	11,526
	China Communications
	Construction Co. Ltd.	11,592,000	11,116
	China Resources
	Land Ltd.	5,544,000	10,957
	Jiangxi Copper Co. Ltd.	3,778,000	10,575
	China Merchants Holdings
	International Co. Ltd.	2,972,000	10,451
	Zijin Mining
	Group Co. Ltd.	10,792,000	10,202
*,^	Aluminum Corp. of
	China Ltd.	10,720,000	10,179
	China Minsheng
	Banking Corp. Ltd.	10,699,300	9,961
*	PICC Property &
	Casualty Co. Ltd.	6,662,000	9,836
*	GOME
	Electrical Appliances
	Holdings Ltd.	28,600,980	9,653
	China National Building
	Material Co. Ltd.	3,922,000	9,605
	Beijing Enterprises
	Holdings Ltd.	1,396,000	9,566

16

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Anhui Conch
	Cement Co. Ltd.	2,230,000	9,386
	China Pacific Insurance
	Group Co. Ltd.	2,230,338	9,278
	Guangzhou Automobile
	Group Co. Ltd.	5,987,883	9,116
	China Mengniu
	Dairy Co. Ltd.	3,083,000	8,833
	China Railway Group Ltd.	10,927,000	8,825
^	Byd Co. Ltd.	1,427,000	8,733
	China Resources Power
	Holdings Co. Ltd.	4,529,600	8,733
	Kunlun Energy Co. Ltd.	6,772,000	8,625
	Lenovo Group Ltd.	13,160,000	8,548
*,^	China COSCO
	Holdings Co. Ltd.	7,042,000	8,252
	Citic Pacific Ltd.	3,065,000	8,195
*	Air China Ltd.	6,030,000	8,132
	Kingboard Chemical
	Holdings Ltd.	1,628,000	7,934
*	China Taiping Insurance
	Holdings Co. Ltd.	2,121,600	7,808
	Shimao Property
	Holdings Ltd.	4,447,500	7,369
	Weichai Power Co. Ltd.	553,400	7,302
	Nine Dragons Paper
	Holdings Ltd.	4,487,669	7,261
	China Oilfield Services Ltd.	4,278,000	6,964
	COSCO Pacific Ltd.	4,368,000	6,840
	Shanghai Industrial
	Holdings Ltd.	1,479,000	6,829
*,^	Alibaba.com Ltd.	3,478,000	6,800
	China Railway
	Construction Corp. Ltd.	5,181,800	6,488
	Huabao International
	Holdings Ltd.	4,249,000	6,423
	China High Speed
	Transmission Equipment
	Group Co. Ltd.	3,134,000	6,419
	Sinopharm Group Co.	1,604,000	6,315
	Parkson Retail Group Ltd.	3,470,500	6,283
^	China Agri-Industries
	Holdings Ltd.	4,208,000	6,150
	China Everbright Ltd.	2,356,000	6,143
	ENN Energy Holdings Ltd.	2,010,000	6,069
	Yantai Changyu Pioneer
	Wine Co. Class B	463,550	5,985
	Sino-Ocean Land
	Holdings Ltd.	8,610,000	5,942
^	Geely Automobile
	Holdings Ltd.	10,060,000	5,688
	Chaoda Modern
	Agriculture Holdings Ltd.	6,945,825	5,677

			Market
			Value
		Shares	($000)
^	Poly Hong Kong
	Investments Ltd.	5,356,000	5,522
	CSR Corp. Ltd.	5,415,000	5,513
	Fushan International
	Energy Group Ltd.	8,076,000	5,435
	Shanghai Electric
	Group Co. Ltd.	8,026,000	5,387
*,^	China Longyuan Power
	Group Corp.	5,154,000	5,374
^	Li Ning Co. Ltd.	1,870,000	5,346
^	Shandong Weigao Group
	Medical Polymer Co. Ltd.	1,972,000	5,246
	China Shipping
	Development Co. Ltd.	3,574,000	5,225
^	Agile Property
	Holdings Ltd.	3,928,000	5,181
^	ZTE Corp.	1,377,718	5,143
	Golden Eagle Retail
	Group Ltd.	1,851,000	4,935
	Anta Sports Products Ltd.	2,381,000	4,931
	China Vanke Co. Ltd.
	Class B	3,415,000	4,902
	Soho China Ltd.	5,722,500	4,872
^	Angang Steel Co. Ltd.	3,066,000	4,841
	Huaneng Power
	International Inc.	8,418,000	4,816
	Dongfang Electric
	Corp. Ltd.	905,800	4,408
	China Dongxiang
	Group Co.	7,731,000	4,334
	Tsingtao Brewery Co. Ltd.	798,000	4,274
*	Semiconductor
	Manufacturing
	International Corp.	49,324,000	4,134
	Renhe Commercial
	Holdings Co. Ltd.	21,459,635	4,105
	Country Garden
	Holdings Co.	11,492,000	4,071
*,^	Longfor Properties
	Co. Ltd.	3,407,500	4,059
	Zhejiang Expressway
	Co. Ltd.	3,938,000	3,980
	China International Marine
	Containers Group Co. Ltd.
	Class B	1,955,253	3,963
^	Shui On Land Ltd.	7,834,699	3,938
^	Guangzhou R&F
	Properties Co. Ltd.	2,710,800	3,882
	Jiangsu Expressway
	Co. Ltd.	3,184,000	3,858
*,^	China Shipping Container
	Lines Co. Ltd.	9,192,000	3,753
	Fosun International Ltd.	4,484,500	3,686

17

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Lee & Man Paper
	Manufacturing Ltd.	4,336,000	3,638
	China BlueChemical Ltd.	4,552,000	3,607
	Guangdong
	Investment Ltd.	7,066,000	3,551
^	China Shineway
	Pharmaceutical
	Group Ltd.	1,025,000	3,495
^	Datang International Power
	Generation Co. Ltd.	8,594,000	3,467
	BBMG Corp.	2,394,500	3,405
	Wumart Stores Inc.	1,417,000	3,341
*	Metallurgical Corp. of
	China Ltd.	6,714,000	3,257
^	Franshion Properties
	China Ltd.	10,000,000	3,247
	Sinopec Shanghai
	Petrochemical Co. Ltd.	6,664,000	2,998
^	Hidili Industry International
	Development Ltd.	2,758,000	2,951
*	Sinofert Holdings Ltd.	5,494,000	2,919
	China Communications
	Services Corp. Ltd.	4,894,000	2,856
^	Maanshan Iron & Steel	4,960,000	2,851
	Beijing Capital International
	Airport Co. Ltd.	5,116,000	2,830
	KWG Property
	Holding Ltd.	3,421,000	2,718
^	China Zhongwang
	Holdings Ltd.	4,479,200	2,678
^	Skyworth Digital
	Holdings Ltd.	4,251,000	2,500
	Sinotruk Hong Kong Ltd.	1,993,500	2,300
	Greentown China
	Holdings Ltd.	1,790,500	2,080
	Shanghai Lujiazui Finance &
	Trade Zone Development
	Co. Ltd. Class B	1,215,800	1,915
*	China Travel International
	Inv HK	7,830,000	1,873
^	Hopson Development
	Holdings Ltd.	1,672,000	1,872
*	Kingboard Chemical
	Holdings Ltd. Warrants
	Exp. 10/31/2012	117,650	67
			1,825,116
Colombia (0.1%)
	BanColombia SA ADR	386,834	26,092
	Ecopetrol SA	1,592,465	3,818
	Grupo de Inversiones
	Suramericana SA	44,715	997
	Cementos Argos SA	128,080	884
	Inversiones Argos SA	46,452	556
	Almacenes Exito SA	42,086	549

			Market
			Value
		Shares	($000)
	Interconexion Electrica SA	58,104	461
			33,357
Czech Republic (0.1%)
	CEZ AS	446,595	19,749
	Komercni Banka AS	41,047	9,318
	Telefonica O2 Czech
	Republic AS	306,172	6,730
*	Central European Media
	Enterprises Ltd. Class A	81,000	1,912
			37,709
Denmark (0.8%)
	Novo Nordisk A/S Class B	1,180,041	123,907
*	Danske Bank A/S	1,247,988	33,151
	Carlsberg A/S Class B	294,133	32,158
	AP Moller - Maersk A/S
	Class B	3,621	31,421
*	Vestas Wind Systems A/S	561,887	17,912
	Novozymes A/S	127,380	16,971
	AP Moller - Maersk A/S	1,522	12,792
	DSV A/S	571,527	11,719
	Coloplast A/S Class B	62,661	7,759
*	William Demant
	Holding A/S	65,102	4,880
	Tryg A/S	70,309	3,543
			296,213
Egypt (0.1%)
	Orascom Construction
	Industries GDR	254,863	11,832
*	Orascom Telecom Holding
	SAE GDR	1,518,252	5,891
	Egyptian Financial
	Group-Hermes Holding	470,887	2,365
*	Talaat Moustafa Group	1,787,940	2,353
	Commercial International
	Bank Egypt SAE	240,937	1,810
*	Ezz Steel	503,430	1,637
	Telecom Egypt	420,433	1,288
	Egyptian Kuwaiti
	Holding Co.	349,080	582
	Egyptian Co. for
	Mobile Services	12,523	375
*	ElSewedy Electric Co.	39,982	374
			28,507
Finland (0.8%)
	Nokia Oyj	10,144,235	108,943
	Fortum Oyj	1,220,668	34,621
	Sampo Oyj	1,153,586	32,303
	UPM-Kymmene Oyj	1,437,619	23,887
	Kone Oyj Class B	423,411	22,685
	Metso Oyj	353,606	16,765
	Stora Enso Oyj	1,608,291	15,980
	Wartsila Oyj	226,605	15,891
	Nokian Renkaat Oyj	291,371	10,102

18

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Kesko Oyj Class B	181,451	9,004
	Elisa Oyj	369,104	7,894
	Outokumpu Oyj	330,235	5,932
	Neste Oil Oyj	350,536	5,815
	Orion Oyj Class B	246,529	5,244
	Sanoma Oyj	223,328	5,039
	Pohjola Bank plc	381,368	4,825
	Rautaruukki Oyj	227,488	4,521
			329,451
France (7.6%)
	Total SA	5,778,033	314,523
	Sanofi-Aventis SA	2,866,617	200,841
	BNP Paribas	2,590,914	189,515
^	GDF Suez	3,399,929	135,852
	France Telecom SA	5,068,594	121,612
	LVMH Moet Hennessy
	Louis Vuitton SA	669,337	105,014
	Societe Generale	1,719,087	103,085
	Danone	1,594,139	101,077
	Air Liquide SA	773,235	100,116
	Vivendi SA	3,360,745	96,034
	Schneider Electric SA	657,164	93,371
	Carrefour SA	1,637,983	88,686
	AXA SA	4,695,227	85,627
	L’Oreal SA	655,311	76,975
	ArcelorMittal	2,347,241	75,953
	Vinci SA	1,192,348	63,936
	Unibail-Rodamco SE	249,751	52,110
	Cie de St-Gobain	1,052,908	49,468
	Pernod-Ricard SA	541,727	48,151
	Credit Agricole SA	2,540,930	41,673
^	Cie Generale des
	Etablissements Michelin
	Class B	477,302	38,138
	Cie Generale d’Optique
	Essilor International SA	550,570	36,796
	PPR	207,245	34,086
	EDF SA	706,460	32,410
	Lafarge SA	547,174	31,291
	Vallourec SA	296,986	30,879
^	Hermes International	144,040	30,595
*	European Aeronautic
	Defence and Space
	Co. NV	1,113,498	29,292
*	Renault SA	524,531	29,283
	Alstom SA	561,890	28,377
	Bouygues SA	630,047	27,866
	Veolia Environnement	942,858	27,726
	Christian Dior SA	173,666	25,132
	Technip SA	268,540	22,623
*	Alcatel-Lucent	6,338,024	22,282
	SES SA	817,788	21,001
	Cap Gemini SA	401,958	20,519

			Market
			Value
		Shares	($000)
	Publicis Groupe SA	338,132	16,844
	Sodexo	257,270	16,743
*	Peugeot SA	415,139	16,606
	Accor SA	403,469	16,558
	STMicroelectronics NV	1,738,863	15,248
*	Natixis	2,380,728	14,625
	Safran SA	455,300	14,445
	Suez Environnement Co.	733,119	14,345
	Casino Guichard
	Perrachon SA	151,556	14,259
	Legrand SA	358,971	13,861
	Lagardere SCA	324,098	13,846
	Groupe Eurotunnel SA	1,302,515	12,958
	Dassault Systemes SA	161,148	12,370
	SCOR SE	456,196	11,217
	Eutelsat Communications	272,813	10,268
	Klepierre	261,180	10,167
	Thales SA	244,936	9,995
	Bureau Veritas SA	134,189	9,919
*	Cie Generale de
	Geophysique-Veritas	392,127	9,160
*	Edenred	403,385	8,450
	CNP Assurances	407,597	8,145
	Fonciere Des Regions	66,336	7,583
	Neopost SA	85,255	7,082
	ICADE	63,801	7,013
	Aeroports de Paris	80,683	6,856
*	Air France-KLM	369,252	6,742
	Societe BIC SA	73,720	6,544
	Gecina SA	51,036	6,197
	Imerys SA	102,327	6,114
	Eurazeo	79,361	6,035
*	Atos Origin SA	123,360	5,709
	Eiffage SA	110,809	5,478
*	JCDecaux SA	182,546	5,362
	Societe Television
	Francaise 1	323,034	5,295
	Iliad SA	44,380	4,999
	Eramet	14,382	4,993
	Metropole Television SA	176,852	4,329
	PagesJaunes Groupe	349,090	3,848
	BioMerieux	32,315	3,115
	Ipsen SA	79,852	2,814
			3,008,052
Germany (6.1%)
	Siemens AG	2,249,296	256,679
	BASF SE	2,510,905	182,572
	Bayer AG	2,260,681	168,618
*	Daimler AG	2,404,498	158,347
	Allianz SE	1,240,856	155,390
	E.ON AG	4,923,238	154,100
	Deutsche Bank AG	2,545,924	146,660
	SAP AG	2,346,193	122,235

19

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Deutsche Telekom AG	7,749,836	112,267
	RWE AG	1,144,762	82,034
	Muenchener
	Rueckversicherungs AG	515,272	80,537
	Volkswagen AG Prior Pfd.	465,322	69,772
	Linde AG	461,957	66,464
	Bayerische Motoren
	Werke AG	905,646	64,910
	Deutsche Post AG	2,317,356	43,197
	Deutsche Boerse AG	534,206	37,581
	Adidas AG	570,912	37,185
	ThyssenKrupp AG	912,563	33,575
	Fresenius Medical Care
	AG & Co. KGaA	524,574	33,386
	MAN SE	288,519	31,692
	Henkel AG & Co.
	KGaA Prior Pfd.	486,173	28,666
	K&S AG	391,721	27,252
	Metro AG	353,774	24,791
*	Infineon Technologies AG 2,965,514		23,330
	HeidelbergCement AG	384,203	20,062
	Fresenius SE Prior Pfd.	219,925	19,712
	Beiersdorf AG	275,064	17,915
	Henkel AG & Co. KGaA	355,850	17,635
*	Commerzbank AG	1,943,669	17,504
	Merck KGaA	176,339	14,682
*	Deutsche Lufthansa AG	625,661	13,375
	Porsche Automobil
	Holding SE Prior Pfd.	238,055	12,185
*	QIAGEN NV	634,742	12,028
	GEA Group AG	454,287	11,875
*	Continental AG	136,445	11,846
	Hochtief AG	125,069	10,845
	Volkswagen AG	80,664	10,575
	Wacker Chemie AG	42,872	8,841
	Hannover
	Rueckversicherung AG	166,058	8,399
*,^	Deutsche Postbank AG	238,913	8,310
	Salzgitter AG	114,087	8,186
	RWE AG Prior Pfd.	107,307	7,266
	Bayerische Motoren
	Werke AG Prior Pfd.	143,067	6,965
	Fresenius SE	77,021	6,792
	Fraport AG Frankfurt Airport
	Services Worldwide	99,846	6,334
	United Internet AG	327,734	5,870
	Celesio AG	208,850	4,978
	Puma AG Rudolf
	Dassler Sport	14,611	4,849
*	TUI AG	384,733	4,486
	Suedzucker AG	182,640	4,312
*	Daimler AG	61,377	4,050
			2,421,117

			Market
			Value
		Shares	($000)
Greece (0.2%)
	National Bank of
	Greece SA	2,477,815	27,197
	Coca Cola Hellenic
	Bottling Co. SA	500,649	12,933
	OPAP SA	610,713	11,505
	Bank of Cyprus
	Public Co. Ltd.	2,293,697	10,688
*	Alpha Bank AE	1,335,514	8,822
*	EFG Eurobank Ergasias SA 894,298		5,520
	Public Power Corp. SA	324,175	5,425
*	Piraeus Bank SA	860,624	4,470
	Hellenic Telecommunications
	Organization SA	509,812	4,072
	National Bank of
	Greece SA ADR	566,453	1,280
	Hellenic Telecommunications
	Organization SA ADR	258,536	1,037
			92,949
Hong Kong (2.0%)
	Sun Hung Kai
	Properties Ltd.	3,864,000	66,469
	Hong Kong Exchanges
	and Clearing Ltd.	2,799,500	61,795
	Cheung Kong Holdings Ltd. 3,800,000		58,042
	Hutchison Whampoa Ltd.	5,827,000	57,549
	CLP Holdings Ltd.	5,268,000	42,826
	Li & Fung Ltd.	6,242,000	33,050
	BOC Hong Kong
	Holdings Ltd.	10,096,500	31,756
	Hang Seng Bank Ltd.	2,095,000	30,697
	Swire Pacific Ltd. Class A	2,099,500	29,884
	Hong Kong &
	China Gas Co. Ltd.	11,751,800	28,381
	Hang Lung Properties Ltd.	5,698,000	27,951
	Wharf Holdings Ltd.	3,756,000	24,730
	Hongkong Electric
	Holdings Ltd.	3,785,500	24,066
	Henderson Land
	Development Co. Ltd.	2,951,000	21,033
	Link REIT	6,002,500	18,526
	Bank of East Asia Ltd.	4,165,820	17,860
	Esprit Holdings Ltd.	3,168,369	17,100
	MTR Corp.	3,905,500	14,905
	Hang Lung Group Ltd.	2,189,000	14,556
*	Sands China Ltd.	6,599,000	14,390
	New World
	Development Ltd.	6,930,000	13,735
	Kerry Properties Ltd.	1,957,000	10,872
	Sino Land Co. Ltd.	4,694,000	9,841
*,^	Wynn Macau Ltd.	4,291,600	9,502
	Wheelock & Co. Ltd.	2,493,000	8,755
	Cathay Pacific
	Airways Ltd.	3,243,000	8,738

20

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Shangri-La Asia Ltd.	3,556,000	8,018
	Yue Yuen Industrial
	Holdings Ltd.	2,028,500	7,276
	Hysan Development
	Co. Ltd.	1,733,000	6,712
*	AIA Group Ltd.	2,232,400	6,639
	Wing Hang Bank Ltd.	483,500	5,664
	NWS Holdings Ltd.	2,282,258	5,391
	Cheung Kong
	Infrastructure
	Holdings Ltd.	1,253,000	5,240
	Orient Overseas
	International Ltd.	593,500	5,216
	ASM Pacific Technology Ltd. 543,300		4,913
	Hopewell Holdings Ltd.	1,559,000	4,911
*,^	Foxconn International
	Holdings Ltd.	5,972,000	4,412
	Television Broadcasts Ltd.	794,000	4,244
	PCCW Ltd.	10,925,000	4,180
	Lifestyle International
	Holdings Ltd.	1,636,500	3,809
*	Mongolia Energy Co. Ltd.	8,301,000	3,189
*	Henderson Land
	Development Co. Ltd.
	Warrants Exp. 06/01/2011	428,800	166
			776,989
Hungary (0.1%)
*,^	OTP Bank plc	651,787	19,357
*	MOL Hungarian
	Oil and Gas plc	115,112	12,231
	Richter Gedeon Nyrt.	38,660	9,213
	Magyar Telekom
	Telecommunications plc	1,275,952	3,679
			44,480
India (2.1%)
	Reliance Industries Ltd.	3,576,257	88,320
	Infosys Technologies Ltd.	1,258,759	84,413
	Housing Development
	Finance Corp.	2,921,891	45,283
	ICICI Bank Ltd.	1,690,394	44,507
	Tata Consultancy
	Services Ltd.	1,282,400	30,461
	HDFC Bank Ltd.	538,586	27,700
	Larsen & Toubro Ltd.	559,149	25,559
	ITC Ltd.	6,043,069	23,330
	Axis Bank Ltd.	555,233	18,434
	Tata Motors Ltd.	690,909	18,098
	Bharat Heavy
	Electricals Ltd.	321,911	17,759
	Jindal Steel & Power Ltd.	1,022,456	16,098
	Hindustan Unilever Ltd.	2,379,314	15,830
	Oil & Natural
	Gas Corp. Ltd.	525,550	15,456

			Market
			Value
		Shares	($000)
	Hindalco Industries Ltd.	3,035,449	14,435
	Sterlite Industries
	India Ltd.	3,675,605	14,068
	ICICI Bank Ltd. ADR	255,755	13,448
	HDFC Bank Ltd. ADR	70,703	12,229
	Mahindra & Mahindra Ltd.	710,862	11,753
	Infrastructure Development
	Finance Co. Ltd.	2,587,490	11,710
	GAIL India Ltd.	1,039,297	11,520
	NTPC Ltd.	2,469,549	10,862
	Tata Steel Ltd.	778,399	10,343
	State Bank of India	143,660	10,222
	Adani Enterprises Ltd.	630,582	10,027
	Wipro Ltd.	1,012,495	9,581
	Hero Honda Motors Ltd.	218,588	9,189
	DLF Ltd.	1,111,213	8,795
	Tata Power Co. Ltd.	266,727	8,402
	Bajaj Auto Ltd.	237,326	8,090
	Sun Pharmaceutical
	Industries Ltd.	167,975	7,985
*	Cairn India Ltd.	1,039,708	7,523
	United Spirits Ltd.	222,934	7,520
	Kotak Mahindra Bank Ltd.	707,204	7,403
	Cipla Ltd.	902,230	7,177
	Jaiprakash Associates Ltd.	2,586,292	7,024
	Reliance Infrastructure Ltd.	299,033	6,994
	JSW Steel Ltd.	229,689	6,958
	Sesa Goa Ltd.	938,387	6,817
	Maruti Suzuki India Ltd.	190,173	6,654
	Unitech Ltd.	3,324,496	6,521
	Dr Reddy’s
	Laboratories Ltd.	170,646	6,393
	Reliance
	Communications Ltd.	1,418,726	5,759
	Steel Authority of
	India Ltd.	1,241,514	5,451
	Rural Electrification
	Corp. Ltd.	650,587	5,437
	Ambuja Cements Ltd.	1,682,879	5,319
	Reliance Capital Ltd.	270,500	4,974
^	Wipro Ltd. ADR	324,393	4,632
^	Dr Reddy’s Laboratories
	Ltd. ADR	107,619	4,071
	Siemens India Ltd.	218,984	4,037
	HCL Technologies Ltd.	438,611	3,998
	Bharat Petroleum Corp. Ltd.	233,823	3,842
*	Ranbaxy Laboratories Ltd.	292,322	3,824
	Zee Entertainment
	Enterprises Ltd.	599,133	3,733
*	Indiabulls Real Estate Ltd.	861,108	3,720
	ACC Ltd.	143,596	3,192
*	GMR Infrastructure Ltd.	2,568,782	3,104
*	Satyam Computer
	Services Ltd.	1,604,959	2,856

21

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Piramal Healthcare Ltd.	256,661	2,761
*	Housing Development &
	Infrastructure Ltd.	492,424	2,755
	United Phosphorus Ltd.	603,505	2,715
*	Suzlon Energy Ltd.	1,905,118	2,376
	State Bank of India GDR	14,807	2,043
	Aditya Birla Nuvo Ltd.	101,177	1,869
*	Reliance Natural
	Resources Ltd.	1,874,251	1,628
			814,987
Indonesia (0.6%)
	Astra International Tbk PT	5,589,000	35,784
	Telekomunikasi Indonesia
	Tbk PT	27,781,500	28,203
	Bank Central Asia Tbk PT	33,773,500	26,534
	Bank Rakyat Indonesia
	Persero Tbk PT	15,261,500	19,539
	Bank Mandiri Tbk PT	20,151,500	15,841
	Perusahaan Gas
	Negara PT	30,145,500	13,713
	Bumi Resources Tbk PT	48,486,500	12,141
	United Tractors Tbk PT	4,180,500	10,420
	Semen Gresik Persero
	Tbk PT	8,082,000	8,886
	Unilever Indonesia Tbk PT	4,295,500	8,413
	Indocement Tunggal
	Prakarsa Tbk PT	4,096,500	8,411
	Gudang Garam Tbk PT	1,547,500	8,279
	Indofood Sukses
	Makmur Tbk PT	12,333,000	7,193
	Bank Danamon Indonesia
	Tbk PT	7,670,401	5,769
	Adaro Energy Tbk PT	23,209,000	5,476
	Tambang Batubara Bukit
	Asam Tbk PT	2,257,500	4,974
	Indo Tambangraya
	Megah PT	932,300	4,728
	Bank Negara Indonesia
	Persero Tbk PT	10,283,500	4,496
	International Nickel
	Indonesia Tbk PT	5,829,500	3,114
	Astra Agro Lestari Tbk PT	1,054,000	2,947
	Indosat Tbk PT	3,845,500	2,588
	Aneka Tambang Tbk PT	8,966,000	2,569
			240,018
Ireland (0.2%)
	CRH plc	1,934,801	33,421
	Kerry Group plc Class A	384,448	14,148
	Ryanair Holdings plc ADR	312,954	10,212
*	Elan Corp. plc	1,362,865	7,563
*	Governor & Co. of the
	Bank of Ireland	9,286,855	6,936

			Market
			Value
		Shares	($000)
	Ryanair Holdings plc	690,254	3,978
	WPP plc ADR	14,669	852
*	Anglo Irish Bank Corp. Ltd.	698,992	211
			77,321
Israel (0.6%)
	Teva Pharmaceutical
	Industries Ltd.	2,501,437	129,728
	Israel Chemicals Ltd.	1,223,389	18,671
*	Bank Leumi Le-Israel BM	3,278,119	15,084
	Bezeq Israeli
	Telecommunication
	Corp. Ltd.	4,780,970	12,569
*	Bank Hapoalim BM	2,741,608	12,424
*	Israel Corp. Ltd.	6,084	6,526
*	NICE Systems Ltd.	171,543	5,663
	Partner Communications
	Co. Ltd.	220,441	4,477
	Makhteshim-Agan
	Industries Ltd.	713,508	3,600
	Elbit Systems Ltd.	59,305	3,149
	Cellcom Israel Ltd.	92,433	3,123
	Mizrahi Tefahot Bank Ltd.	330,039	3,081
	Delek Group Ltd.	10,624	2,964
*	Israel Discount Bank Ltd.
	Class A	1,370,821	2,781
	Teva Pharmaceutical
	Industries Ltd. ADR	42,703	2,216
	Discount Investment Corp.	74,199	1,703
	Cellcom Israel Ltd.
	(Registered)	43,474	1,461
	Ormat Industries	180,611	1,433
			230,653
Italy (2.2%)
	ENI SPA	7,117,312	160,264
	Enel SPA	17,994,600	102,788
	UniCredit SPA	36,882,154	96,154
	Intesa Sanpaolo SPA
	(Registered)	21,059,167	74,069
	Assicurazioni
	Generali SPA	3,193,226	69,995
	Telecom Italia
	SPA (Registered)	25,559,782	39,228
	Fiat SPA	2,086,376	35,331
	Saipem SPA	723,790	32,157
	Tenaris SA	1,022,211	21,195
	Snam Rete Gas SPA	3,906,332	21,178
	Telecom Italia
	SPA (Bearer)	16,507,351	20,254
	Unione di Banche
	Italiane SCPA	1,656,903	17,495
	Terna Rete Elettrica
	Nazionale SPA	3,566,192	16,456

22

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Finmeccanica SPA	1,109,334	15,502
	Atlantia SPA	655,442	14,983
	Mediaset SPA	1,944,703	14,358
*	Mediobanca SPA	1,300,789	13,484
	Parmalat SPA	4,695,334	12,907
	Prysmian SPA	494,522	9,585
^	Banco Popolare SC	1,738,539	9,344
	Luxottica Group SPA	315,541	9,319
*	Banca Monte dei Paschi
	di Siena SPA	6,125,279	8,622
	Intesa Sanpaolo
	SPA (Bearer)	2,556,417	7,005
	Tenaris SA ADR	139,938	5,798
	Pirelli & C SPA	653,091	5,580
	Banca Popolare di
	Milano Scarl	1,073,657	5,020
	A2A SPA	2,976,556	4,853
	Exor SPA	174,069	4,475
*	Autogrill SPA	312,394	4,166
	Banca Carige SPA	1,536,236	3,720
^	Mediolanum SPA	587,168	2,760
			858,045
Japan (15.4%)
	Toyota Motor Corp.	7,541,200	267,111
	Honda Motor Co. Ltd.	4,514,587	162,745
	Mitsubishi UFJ
	Financial Group Inc.	34,813,099	161,568
	Canon Inc.	3,099,355	142,673
	Sumitomo Mitsui
	Financial Group Inc.	3,672,549	109,617
	Takeda Pharmaceutical
	Co. Ltd.	2,050,900	96,139
	Tokyo Electric
	Power Co. Inc.	3,888,600	92,853
	Sony Corp.	2,746,300	92,789
	Mitsubishi Corp.	3,710,936	89,135
	Mizuho Financial
	Group Inc.	54,825,629	79,515
	Panasonic Corp.	5,365,300	78,212
	Fanuc Ltd.	523,900	75,845
	Mitsui & Co. Ltd.	4,750,800	74,718
	Softbank Corp.	2,219,600	71,283
	NTT DoCoMo Inc.	41,896	70,623
	Nintendo Co. Ltd.	271,100	70,003
	Nippon Telegraph &
	Telephone Corp.	1,420,200	64,052
	Komatsu Ltd.	2,594,000	63,401
	Nissan Motor Co. Ltd.	6,797,700	59,744
	East Japan Railway Co.	929,800	57,418
	Shin-Etsu
	Chemical Co. Ltd.	1,122,300	56,750
	Mitsubishi
	Estate Co. Ltd.	3,231,000	56,602

			Market
			Value
		Shares	($000)
	Hitachi Ltd.	12,354,161	55,836
	Tokio Marine
	Holdings Inc.	1,979,500	55,655
	Toshiba Corp.	11,006,000	55,087
	Kansai Electric
	Power Co. Inc.	2,069,800	52,387
	Nomura Holdings Inc.	9,659,390	49,638
	Mitsubishi Electric Corp.	5,277,000	49,457
	Seven & I
	Holdings Co. Ltd.	2,059,600	47,810
	Astellas Pharma Inc.	1,215,200	45,208
	Chubu Electric
	Power Co. Inc.	1,772,800	44,803
	Kyocera Corp.	444,700	44,320
	Nippon Steel Corp.	13,957,000	43,869
	Mitsui Fudosan Co. Ltd.	2,290,000	43,305
	KDDI Corp.	7,979	43,013
	FUJIFILM Holdings Corp.	1,266,248	42,244
	Denso Corp.	1,329,200	41,336
	JFE Holdings Inc.	1,260,500	39,308
	Daiichi Sankyo Co. Ltd.	1,839,500	38,982
	Sumitomo Corp.	3,073,300	38,910
	Japan Tobacco Inc.	12,306	38,231
	Kao Corp.	1,475,200	37,495
	JX Holdings Inc.	6,131,970	36,146
	ITOCHU Corp.	4,116,000	36,074
	MS&AD Insurance
	Group Holdings	1,471,384	35,250
	Fujitsu Ltd.	5,089,000	34,714
	Tokyo Gas Co. Ltd.	7,013,000	32,995
	Bridgestone Corp.	1,775,200	31,778
	Kirin Holdings Co. Ltd.	2,285,000	31,313
	Central Japan Railway Co.	4,114	31,117
	Murata Manufacturing
	Co. Ltd.	552,900	31,071
	Inpex Corp.	5,850	30,465
	Mitsubishi Heavy
	Industries Ltd.	8,283,000	30,109
	Nidec Corp.	298,100	29,438
	Marubeni Corp.	4,514,000	28,357
	Keyence Corp.	113,510	28,122
	Kubota Corp.	3,154,000	27,970
	Hoya Corp.	1,186,900	27,725
	Sharp Corp.	2,727,000	26,938
	Dai-ichi Life
	Insurance Co. Ltd.	21,917	26,550
	Tokyo Electron Ltd.	469,900	26,513
*	NKSJ Holdings Inc.	3,859,400	26,485
	Asahi Glass Co. Ltd.	2,750,000	26,380
	Sumitomo Electric
	Industries Ltd.	2,064,800	26,274
	Tohoku Electric
	Power Co. Inc.	1,171,200	26,268

23

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Secom Co. Ltd.	574,900	26,157
	ORIX Corp.	285,551	26,010
	Ricoh Co. Ltd.	1,834,000	25,655
	Kyushu Electric
	Power Co. Inc.	1,039,500	24,608
	Eisai Co. Ltd.	688,800	23,696
	Terumo Corp.	461,300	23,426
	Toray Industries Inc.	3,950,000	22,884
	Sumitomo Metal
	Mining Co. Ltd.	1,432,000	22,788
	SMC Corp.	146,900	22,426
	Daikin Industries Ltd.	642,600	22,357
	Suzuki Motor Corp.	911,500	22,247
	Asahi Breweries Ltd.	1,060,200	21,384
	Sumitomo Metal
	Industries Ltd.	9,186,000	21,321
	Sumitomo Realty &
	Development Co. Ltd.	978,000	21,304
	Sumitomo Trust &
	Banking Co. Ltd.	3,886,000	21,217
	Asahi Kasei Corp.	3,437,000	20,220
	Osaka Gas Co. Ltd.	5,326,000	20,113
	Mitsui OSK Lines Ltd.	3,121,000	19,960
	NEC Corp.	7,114,000	19,794
	Shiseido Co. Ltd.	928,800	19,391
	Dai Nippon
	Printing Co. Ltd.	1,535,000	19,363
	Aeon Co. Ltd.	1,641,700	19,335
	TDK Corp.	335,700	19,153
	Fast Retailing Co. Ltd.	145,400	19,046
	Sumitomo
	Chemical Co. Ltd.	4,297,000	18,734
	Daiwa Securities
	Group Inc.	4,546,000	18,535
	Mitsubishi Chemical
	Holdings Corp.	3,496,000	17,982
	Nippon Yusen KK	4,194,000	17,593
	Ajinomoto Co. Inc.	1,817,000	17,316
	West Japan Railway Co.	4,635	17,207
	Nitto Denko Corp.	450,900	16,872
	Rohm Co. Ltd.	268,700	16,757
	Nikon Corp.	877,500	16,572
	Bank of Yokohama Ltd.	3,353,000	16,440
	Aisin Seiki Co. Ltd.	524,400	16,431
	Chugoku Electric
	Power Co. Inc.	809,500	16,314
^	Odakyu Electric
	Railway Co. Ltd.	1,707,000	15,733
	Olympus Corp.	590,800	15,480
	T&D Holdings Inc.	745,550	15,224
	Rakuten Inc.	19,595	15,083
	Hankyu Hanshin
	Holdings Inc.	3,140,000	15,052

			Market
			Value
		Shares	($000)
	Kobe Steel Ltd.	6,801,000	14,947
	Sekisui House Ltd.	1,567,000	14,727
	Yamada Denki Co. Ltd.	224,610	14,575
	Shionogi & Co. Ltd.	812,800	14,187
	Daiwa House
	Industry Co. Ltd.	1,311,000	14,128
	Shikoku Electric
	Power Co. Inc.	477,600	14,117
^	Kintetsu Corp.	4,421,000	14,000
	Shizuoka Bank Ltd.	1,633,000	13,982
	Yahoo Japan Corp.	39,864	13,915
	Toyota Industries Corp.	491,700	13,868
	Tokyu Corp.	3,098,000	13,848
	Nippon Building
	Fund Inc. Class A	1,404	13,757
	Yamato Holdings Co. Ltd.	1,087,400	13,709
	JS Group Corp.	686,000	13,482
	Kuraray Co. Ltd.	938,500	13,441
	Oriental Land Co. Ltd.	136,500	13,221
^	Resona Holdings Inc.	1,661,400	13,214
	Unicharm Corp.	340,900	13,023
	Omron Corp.	558,100	12,929
	Chiba Bank Ltd.	2,081,000	12,848
	Japan Real Estate
	Investment Corp.	1,329	12,794
	Konica Minolta
	Holdings Inc.	1,311,000	12,668
	Daito Trust
	Construction Co. Ltd.	208,700	12,620
*	Mitsubishi Motors Corp.	10,567,000	12,553
	Tobu Railway Co. Ltd.	2,234,000	12,545
	Isuzu Motors Ltd.	3,227,000	12,395
	Nippon Electric
	Glass Co. Ltd.	952,000	12,237
	Toppan Printing Co. Ltd.	1,520,000	12,210
	Keikyu Corp.	1,282,000	12,118
	Hokuriku Electric
	Power Co.	480,400	11,657
	Isetan Mitsukoshi
	Holdings Ltd.	1,024,500	11,304
	Fuji Heavy Industries Ltd.	1,616,000	11,137
	Keio Corp.	1,582,000	11,061
*	Yamaha Motor Co. Ltd.	717,100	11,003
	JGC Corp.	570,000	10,902
	Chugai Pharmaceutical
	Co. Ltd.	615,000	10,783
	Dentsu Inc.	454,200	10,703
	OJI Paper Co. Ltd.	2,318,000	10,693
	Kawasaki Heavy
	Industries Ltd.	3,861,000	10,660
	Makita Corp.	303,600	10,645
	NTT Data Corp.	3,455	10,623
	Mazda Motor Corp.	4,149,000	10,544

24

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Hokkaido Electric
	Power Co. Inc.	500,500	10,528
	NGK Insulators Ltd.	689,000	10,432
	Mitsubishi Tanabe
	Pharma Corp.	616,000	10,078
	Chuo Mitsui Trust
	Holdings Inc.	2,713,000	9,787
	Ono Pharmaceutical
	Co. Ltd.	230,300	9,786
*	Mitsubishi Materials Corp.	3,072,000	9,617
	Teijin Ltd.	2,532,000	9,375
	Electric Power
	Development Co. Ltd.	316,800	9,374
	Nippon Express Co. Ltd.	2,322,000	9,226
	NSK Ltd.	1,213,000	9,171
	Shimano Inc.	182,100	9,074
	Toyota Tsusho Corp.	583,300	9,030
	Benesse Holdings Inc.	187,400	8,994
	Nitori Holdings Co. Ltd.	102,200	8,993
	Sega Sammy Holdings Inc.	543,700	8,870
	Hirose Electric Co. Ltd.	87,500	8,795
	MEIJI Holdings Co. Ltd.	188,441	8,698
	Ibiden Co. Ltd.	349,300	8,594
*	All Nippon Airways
	Co. Ltd.	2,264,978	8,568
	Sumitomo Heavy
	Industries Ltd.	1,500,000	8,526
	JSR Corp.	490,000	8,452
	Sony Financial Holdings Inc.	2,387	8,301
	Advantest Corp.	433,600	8,236
	Brother Industries Ltd.	645,000	8,234
	Fukuoka Financial
	Group Inc.	2,116,000	8,207
	Japan Steel Works Ltd.	856,000	8,167
	Kurita Water
	Industries Ltd.	309,300	8,012
	Joyo Bank Ltd.	1,802,000	7,839
	Sankyo Co. Ltd.	146,400	7,800
	Bank of Kyoto Ltd.	872,000	7,787
	Taisho Pharmaceutical
	Co. Ltd.	369,000	7,770
	Yakult Honsha Co. Ltd.	265,500	7,769
	Trend Micro Inc.	266,200	7,532
	Hisamitsu Pharmaceutical
	Co. Inc.	182,000	7,453
	Sekisui Chemical Co. Ltd.	1,166,000	7,408
	Lawson Inc.	161,600	7,341
	Kawasaki Kisen Kaisha Ltd.	1,871,000	7,265
	Obayashi Corp.	1,769,000	7,207
	Jupiter Telecommunications
	Co. Ltd.	6,655	7,184
	Showa Denko KK	3,920,000	7,168
	Toyo Seikan Kaisha Ltd.	417,300	7,121
	Daihatsu Motor Co. Ltd.	527,000	7,119

			Market
			Value
		Shares	($000)
	Santen Pharmaceutical
	Co. Ltd.	202,800	6,988
	Mitsui Chemicals Inc.	2,375,000	6,957
	Kyowa Hakko Kirin Co. Ltd.	705,000	6,913
	TonenGeneral Sekiyu KK	774,000	6,900
	IHI Corp.	3,632,000	6,898
	Nippon Paper Group Inc.	270,100	6,858
^	GS Yuasa Corp.	1,022,000	6,816
	Japan Retail Fund
	Investment Corp. Class A	4,357	6,786
	J Front Retailing Co. Ltd.	1,324,000	6,786
	Stanley Electric Co. Ltd.	400,500	6,713
	SBI Holdings Inc.	54,878	6,684
	Furukawa Electric Co. Ltd.	1,747,000	6,510
	Ube Industries Ltd.	2,644,000	6,487
	Nissin Foods
	Holdings Co. Ltd.	178,500	6,465
	Mitsubishi Gas
	Chemical Co. Inc.	1,045,000	6,460
	Amada Co. Ltd.	975,000	6,416
	Nisshin Seifun Group Inc.	515,000	6,376
	Hokuhoku Financial
	Group Inc.	3,392,000	6,273
	Sojitz Corp.	3,404,700	6,258
	Sysmex Corp.	91,200	6,253
	Shimizu Corp.	1,619,000	6,250
	THK Co. Ltd.	325,400	6,247
	FamilyMart Co. Ltd.	173,500	6,152
	NGK Spark Plug Co. Ltd.	440,000	6,121
	Toho Gas Co. Ltd.	1,160,000	6,111
	Hachijuni Bank Ltd.	1,174,000	6,025
	Taisei Corp.	2,788,000	5,952
	NTN Corp.	1,315,000	5,948
	Hamamatsu Photonics KK	182,800	5,913
	Rinnai Corp.	96,800	5,889
	Shimamura Co. Ltd.	61,000	5,847
	Credit Saison Co. Ltd.	409,500	5,808
	Nippon Meat Packers Inc.	499,000	5,802
	Taiyo Nippon Sanso Corp.	722,000	5,791
	Denki Kagaku Kogyo KK	1,310,000	5,765
	Dena Co. Ltd.	220,300	5,719
	Seiko Epson Corp.	358,200	5,711
	Suzuken Co. Ltd.	181,200	5,697
	Hitachi Construction
	Machinery Co. Ltd.	267,100	5,679
	Tokyu Land Corp.	1,231,000	5,610
	Chugoku Bank Ltd.	479,000	5,556
	Hiroshima Bank Ltd.	1,357,000	5,543
	Kansai Paint Co. Ltd.	594,000	5,541
	Toyo Suisan Kaisha Ltd.	257,000	5,507
	Takashimaya Co. Ltd.	731,000	5,503
	Gunma Bank Ltd.	1,086,000	5,447
	Kajima Corp.	2,322,000	5,445

25

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Nippon Sheet
	Glass Co. Ltd.	2,436,272	5,346
	JTEKT Corp.	531,900	5,329
	Kamigumi Co. Ltd.	679,000	5,304
	Nomura Research
	Institute Ltd.	280,400	5,290
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	157,270	5,244
	Yamaguchi Financial
	Group Inc.	579,000	5,242
	Yamaha Corp.	428,400	5,241
	Hitachi Chemical Co. Ltd.	281,400	5,220
	Daicel Chemical
	Industries Ltd.	748,000	5,196
	Shimadzu Corp.	692,000	5,195
	Hitachi Metals Ltd.	454,000	5,168
	Aeon Mall Co. Ltd.	219,600	5,148
	Minebea Co. Ltd.	934,000	5,129
*,^	Elpida Memory Inc.	499,704	5,115
	NOK Corp.	286,500	5,102
	Suruga Bank Ltd.	566,000	5,096
	TOTO Ltd.	763,000	5,069
	Sumitomo Rubber
	Industries Ltd.	470,200	5,054
	Idemitsu Kosan Co. Ltd.	59,900	5,046
	Nishi-Nippon
	City Bank Ltd.	1,851,000	5,044
	Tsumura & Co.	163,800	5,035
	Keisei Electric
	Railway Co. Ltd.	753,000	5,028
	Iyo Bank Ltd.	672,000	5,003
	Kaneka Corp.	803,000	4,967
*	Sumco Corp.	320,500	4,956
	Yaskawa Electric Corp.	623,000	4,863
	Marui Group Co. Ltd.	611,100	4,802
	Ushio Inc.	288,200	4,790
	Mitsui Mining &
	Smelting Co. Ltd.	1,565,000	4,773
	Namco Bandai Holdings Inc.	517,700	4,770
	Oracle Corp. Japan	104,200	4,727
	MediPal Holdings Corp.	403,700	4,709
	Tokuyama Corp.	859,000	4,702
	Kikkoman Corp.	436,000	4,699
	Nomura Real Estate
	Office Fund Inc. Class A	757	4,656
	USS Co. Ltd.	59,900	4,653
	Air Water Inc.	398,124	4,639
	Japan Prime Realty
	Investment Corp.	1,865	4,636
	McDonald’s Holdings Co.
	Japan Ltd.	180,800	4,590
	Casio Computer Co. Ltd.	653,700	4,585
	Alfresa Holdings Corp.	105,800	4,448

			Market
			Value
		Shares	($000)
	Konami Corp.	252,500	4,443
	Toho Co. Ltd.	287,000	4,436
	Asics Corp.	411,000	4,425
	Showa Shell Sekiyu KK	523,700	4,409
	Mitsui Engineering &
	Shipbuilding Co. Ltd.	1,951,000	4,406
	77 Bank Ltd.	926,000	4,361
	UNY Co. Ltd.	519,800	4,332
	Nissan Chemical
	Industries Ltd.	375,800	4,315
	Cosmo Oil Co. Ltd.	1,594,000	4,292
	Tokyo Tatemono Co. Ltd.	1,054,000	4,247
	Dowa Holdings Co. Ltd.	672,000	4,080
	Yamazaki Baking Co. Ltd.	329,000	4,013
	Nomura Real Estate
	Holdings Inc.	261,297	4,008
	Dainippon Sumitomo
	Pharma Co. Ltd.	435,900	3,937
	Daido Steel Co. Ltd.	766,000	3,903
	Yokogawa Electric Corp.	594,200	3,898
	Citizen Holdings Co. Ltd.	677,000	3,891
	Toyoda Gosei Co. Ltd.	179,400	3,866
	Mitsubishi Logistics Corp.	315,000	3,810
	Tosoh Corp.	1,410,000	3,771
	Hitachi High-Technologies
	Corp.	191,500	3,722
*	Mizuho Trust &
	Banking Co. Ltd.	4,140,000	3,697
	Fuji Electric
	Holdings Co. Ltd.	1,545,000	3,685
	Mitsumi Electric Co. Ltd.	216,600	3,683
	Square Enix Holdings
	Co. Ltd.	175,000	3,655
	Sapporo Hokuyo
	Holdings Inc.	883,600	3,643
	Mabuchi Motor Co. Ltd.	68,500	3,626
	Chiyoda Corp.	426,191	3,530
	Nisshinbo Holdings Inc.	348,000	3,523
	Nisshin Steel Co. Ltd.	1,928,000	3,473
	Obic Co. Ltd.	18,740	3,459
	NHK Spring Co. Ltd.	401,000	3,400
	Koito Manufacturing
	Co. Ltd.	260,888	3,396
	Mizuho Securities
	Co. Ltd.	1,544,000	3,281
	Hakuhodo DY Holdings Inc.	64,960	3,244
	Kinden Corp.	370,000	3,181
	Hino Motors Ltd.	723,000	3,123
	Seven Bank Ltd.	1,667	3,001
	Yamato Kogyo Co. Ltd.	117,100	2,995
	Japan Petroleum
	Exploration Co.	78,300	2,988
	Toyota Boshoku Corp.	175,600	2,974

26

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	NTT Urban
	Development Corp.	3,072	2,814
	Otsuka Corp.	44,100	2,800
	Itochu Techno-Solutions
	Corp.	81,400	2,780
^	Sapporo Holdings Ltd.	702,000	2,762
	Tokyo Steel
	Manufacturing Co. Ltd.	272,000	2,692
	Maruichi Steel Tube Ltd.	127,900	2,533
	Aeon Credit
	Service Co. Ltd.	220,300	2,530
*	Taiheiyo Cement Corp.	2,341,000	2,527
	Ito En Ltd.	150,500	2,416
	ABC-Mart Inc.	69,800	2,370
^	Senshu Ikeda Holdings Inc.	1,743,300	2,315
	Coca-Cola West Co. Ltd.	150,900	2,309
	Aozora Bank Ltd.	1,364,000	2,280
	Canon Marketing Japan Inc.	167,100	2,081
*,^	Shinsei Bank Ltd.	2,536,000	2,010
	Matsui Securities Co. Ltd.	333,100	1,884
	Jafco Co. Ltd.	88,700	1,854
	Shinko Electric
	Industries Co. Ltd.	187,400	1,824
	Fuji Media Holdings Inc.	1,313	1,738
^	Nissha Printing Co. Ltd.	75,066	1,655
^	Acom Co. Ltd.	105,690	1,202
			6,074,066
Malaysia (0.7%)
	CIMB Group
	Holdings Bhd.	10,601,300	28,311
	Malayan Banking Bhd.	8,691,490	25,186
	Sime Darby Bhd.	7,379,400	20,978
	Genting Bhd.	6,066,600	20,395
	IOI Corp. Bhd.	9,124,686	17,091
	Tenaga Nasional Bhd.	5,352,000	15,163
	Public Bank Bhd. (Foreign)	2,891,394	11,866
	Maxis Bhd.	6,112,150	10,403
	AMMB Holdings Bhd.	4,968,400	10,102
*	Axiata Group Bhd.	6,899,400	9,978
	Genting Malaysia Bhd.	8,092,100	9,124
	MISC Bhd.	3,056,180	8,634
	Kuala Lumpur Kepong Bhd.	1,296,100	8,255
	DiGi.Com Bhd.	950,800	7,750
	PPB Group Bhd.	1,145,000	7,068
	PLUS Expressways Bhd.	4,353,200	6,163
	IJM Corp. Bhd.	2,915,760	5,282
	Gamuda Bhd.	4,315,800	5,280
	British American Tobacco
	Malaysia Bhd.	352,900	5,280
	Petronas Gas Bhd.	1,365,800	4,940
	YTL Corp. Bhd.	1,794,860	4,563
	YTL Power
	International Bhd.	5,929,758	4,463
	Hong Leong Bank Bhd.	1,264,200	3,717

			Market
			Value
		Shares	($000)
	UMW Holdings Bhd.	1,529,800	3,333
	Telekom Malaysia Bhd.	2,903,400	3,179
	RHB Capital Bhd.	1,184,700	3,060
*	AirAsia Bhd.	3,493,200	2,780
	SP Setia Bhd.	1,663,200	2,774
	Alliance Financial
	Group Bhd.	2,507,500	2,647
	Berjaya Sports Toto Bhd.	1,873,728	2,515
	Lafarge Malayan
	Cement Bhd.	956,200	2,462
	Bursa Malaysia Bhd.	881,500	2,437
	Parkson Holdings Bhd.	1,257,171	2,401
	Petronas Dagangan Bhd.	669,100	2,350
	MMC Corp. Bhd.	1,965,200	1,948
	Genting Plantations Bhd.	648,100	1,790
	Hong Leong Financial
	Group Bhd.	568,100	1,667
*	Malaysian Airline
	System Bhd.	2,324,100	1,646
	Berjaya Corp. Bhd.	4,255,100	1,481
	Public Bank Bhd. (Local)	7,700	31
			288,493
Mexico (1.1%)
	America Movil
	SAB de CV	54,297,770	155,664
	Wal-Mart de Mexico
	SAB de CV	17,140,100	46,890
	Grupo Mexico SAB de
	CV Class B	10,370,717	34,107
	Fomento Economico
	Mexicano SAB de CV	5,882,900	32,387
	Grupo Televisa SA	6,385,400	28,685
*	Cemex SAB de CV	25,565,453	22,402
	Grupo Financiero
	Banorte SAB de CV	3,825,200	16,316
	Telefonos de Mexico
	SAB de CV	14,451,600	11,177
	Grupo Financiero
	Inbursa SA	2,279,414	9,863
	Grupo Modelo SAB de CV	1,734,000	9,712
	Grupo Carso SAB de CV	1,600,200	9,215
	Kimberly-Clark de Mexico
	SAB de CV Class A	1,460,300	9,165
	Industrias Penoles
	SAB de CV	271,595	7,696
	Grupo Elektra SA de CV	202,110	7,583
	Grupo Bimbo SAB de CV
	Class A	963,400	7,428
	Mexichem SAB de CV	2,222,064	7,029
	Alfa SAB de CV Class A	841,000	6,975
	Coca-Cola Femsa
	SAB de CV	729,500	5,833
*	Desarrolladora Homex
	SAB de CV	607,300	3,408

27

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Grupo Aeroportuario del
	Pacifico SAB de CV
	Class B	837,300	3,116
*	Urbi Desarrollos Urbanos
	SAB de CV	1,319,300	2,811
	Grupo Aeroportuario del
	Pacifico SAB de CV ADR	47,526	1,762
			439,224
Morocco (0.0%)
	Douja Promotion Groupe
	Addoha SA	81,752	1,091
	Maroc Telecom	46,782	867
	Attijariwafa Bank	14,402	600
			2,558
Netherlands (1.9%)
	Unilever NV	4,453,280	132,250
*	ING Groep NV	10,471,998	112,037
	Koninklijke Philips
	Electronics NV	2,690,823	82,077
	Koninklijke KPN NV	4,437,981	74,120
	Koninklijke Ahold NV	3,258,341	45,037
	ASML Holding NV	1,169,664	38,774
	Akzo Nobel NV	633,315	37,620
	Heineken NV	708,595	35,972
*	Aegon NV	4,303,546	27,275
	TNT NV	1,021,496	27,166
	Reed Elsevier NV	1,876,706	24,517
	Koninklijke DSM NV	425,794	22,788
	Wolters Kluwer NV	814,985	18,577
*	Randstad Holding NV	300,753	14,328
	Heineken Holding NV	314,130	13,549
	Fugro NV	183,236	12,972
	Corio NV	160,449	11,794
	Koninklijke Vopak NV	191,861	9,599
	SBM Offshore NV	450,659	9,198
	Koninklijke Boskalis
	Westminster NV	188,441	7,656
	Delta Lloyd NV	203,495	4,207
	ASML Holding NV ADR	6,387	212
*	Aegon NV	793	5
			761,730
New Zealand (0.1%)
	Fletcher Building Ltd.	1,691,004	10,595
	Telecom Corp. of
	New Zealand Ltd.	5,245,625	8,187
	Auckland International
	Airport Ltd.	2,605,949	4,176
	Contact Energy Ltd.	833,572	3,723
	Sky City Entertainment
	Group Ltd.	1,587,907	3,662
			30,343

		Market
		Value
	Shares	($000)
Norway (0.6%)
Statoil ASA	3,023,119	66,030
Telenor ASA	2,284,642	36,877
DnB NOR ASA	2,669,260	36,666
Yara International ASA	522,674	27,559
Seadrill Ltd.	768,425	23,326
Orkla ASA	2,110,008	20,449
Norsk Hydro ASA	2,453,953	15,063
Aker Solutions ASA	448,955	6,847
*,^ Renewable Energy
Corp. ASA	1,347,415	4,693
		237,510
Peru (0.2%)
Credicorp Ltd.	138,216	17,277
Southern Copper Corp.
(New York Shares)	378,285	16,191
Cia de Minas
Buenaventura SA	284,649	15,105
Cia de Minas
Buenaventura SA ADR	241,596	12,814
Southern Copper Corp.	209,288	8,999
Credicorp Ltd.
(New York Shares)	47,582	5,990
		76,376
Philippines (0.1%)
Philippine Long Distance
Telephone Co.	131,605	8,182
SM Investments Corp.	524,450	6,650
Manila Electric Co.	1,232,930	6,342
Ayala Land Inc.	14,435,500	5,628
Bank of the
Philippine Islands	3,985,331	5,437
Ayala Corp.	500,990	4,684
SM Prime Holdings Inc.	11,350,300	3,159
Energy
Development Corp.	21,579,300	3,012
Banco de
Oro Unibank Inc.	1,820,400	2,581
Metropolitan Bank & Trust	1,391,600	2,531
Jollibee Foods Corp.	1,213,610	2,500
Globe Telecom Inc.	92,180	1,929
		52,635
Poland (0.4%)
Powszechna Kasa
Oszczednosci Bank
Polski SA	1,723,033	27,184
^ Bank Pekao SA	324,666	21,192
KGHM Polska Miedz SA	385,901	17,331
Powszechny Zaklad
Ubezpieczen SA	106,651	14,143
* Polski Koncern
Naftowy Orlen	884,608	12,473

28

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
^	Telekomunikacja
	Polska SA	1,904,026	12,124
*	Tauron Polska Energia SA	2,834,159	6,473
	Polskie Gornictwo Naftowe
	i Gazownictwo SA	4,898,230	6,359
	Polska Grupa
	Energetyczna SA	762,449	5,849
	Bank Zachodni WBK SA	60,796	4,494
*	BRE Bank SA	39,729	4,010
*	Getin Holding SA	939,337	3,522
	Asseco Poland SA	182,054	3,365
*	Globe Trade Centre SA	353,639	2,877
	Bank Handlowy w
	Warszawie SA	83,810	2,646
*	ING Bank Slaski SA	8,472	2,580
	TVN SA	399,309	2,512
*	Bank Millennium SA	1,268,130	2,249
*	Kernel Holding SA	97,981	2,145
	PBG SA	25,401	1,933
*	Grupa Lotos SA	178,464	1,895
	Cyfrowy Polsat SA	221,458	1,088
			158,444
Portugal (0.2%)
	Portugal Telecom
	SGPS SA	1,607,415	23,231
	EDP - Energias de
	Portugal SA	4,781,761	18,293
	Galp Energia SGPS
	SA Class B	631,386	12,183
	Jeronimo Martins SGPS SA	604,531	9,079
	Banco Espirito Santo SA	1,457,483	7,238
^	Banco Comercial
	Portugues SA	6,692,460	6,088
	Cimpor Cimentos de
	Portugal SGPS SA	656,197	4,562
	Brisa Auto-Estradas de
	Portugal SA	496,939	3,765
*	EDP Renovaveis SA	587,058	3,405
			87,844
Russia (1.6%)
	Gazprom OAO ADR	6,408,095	140,305
	Sberbank of Russia	23,562,686	77,357
	Lukoil OAO ADR	1,276,565	71,187
	MMC Norilsk Nickel ADR	2,084,523	38,794
	Mobile Telesystems
	OJSC ADR	1,351,992	29,271
	Rosneft Oil Co. GDR	3,522,482	24,510
	NovaTek OAO GDR	249,385	23,839
	Tatneft ADR	633,327	19,942
	Surgutneftegas
	OJSC ADR	1,946,213	19,058
	Gazprom OAO	3,437,871	18,384
*	Magnit OJSC GDR	600,424	16,037
*	Federal
	Hydrogenerating Co.	308,512,122	15,793

			Market
			Value
		Shares	($000)
	VTB Bank OJSC GDR	2,096,371	13,858
	Uralkali	2,021,860	10,028
*	Federal Grid Co. Unified
	Energy System JSC	789,655,531	9,500
	Surgutneftegas OJSC
	Prior Pfd.	18,477,427	9,273
	Mechel ADR	390,475	9,196
	Novolipetsk Steel
	OJSC GDR	229,081	7,820
	Polyus Gold OJSC ADR	249,763	7,393
	Severstal OAO GDR	532,558	7,170
	Sistema JSFC GDR	261,852	6,743
	Sberbank of Russia
	Prior Pfd.	2,753,239	6,240
	Rosneft Oil Co.	788,986	5,525
	Wimm-Bill-Dann Foods
	OJSC ADR	177,020	4,489
*	Polymetal JSC	275,811	4,421
*	OGK-4 OJSC	42,192,657	3,508
*	Inter Rao Ues OAO	2,148,936,552	3,223
*	TMK OAO GDR	149,651	2,940
*	Raspadskaya	427,805	2,478
*	Comstar United
	Telesystems OJSC GDR	349,155	2,261
*	Severstal OAO	71,397	942
	Tatneft	184,712	887
*	RusHydro
	Assimilation Line	13,037,843	670
	VTB Bank OJSC	144,118,306	473
	Lukoil OAO	7,741	435
	Polyus Gold OJSC	7,215	360
	MMC Norilsk Nickel	1,252	224
*	Surgutneftegas OJSC	204,077	200
			614,734
Singapore (1.3%)
	Singapore
	Telecommunications
	Ltd.	21,780,000	52,185
	DBS Group Holdings Ltd.	4,680,999	50,417
	United Overseas
	Bank Ltd.	3,334,000	48,123
	Oversea-Chinese
	Banking Corp. Ltd.	6,653,000	46,474
*	Genting Singapore plc	16,682,720	28,068
	Keppel Corp. Ltd.	3,506,000	27,117
	Wilmar International Ltd.	5,244,000	26,057
	CapitaLand Ltd.	7,004,500	21,129
	Singapore Airlines Ltd.	1,461,000	17,918
^	Singapore Exchange Ltd.	2,333,000	15,897
	City Developments Ltd.	1,492,000	14,722
	Singapore Press
	Holdings Ltd.	4,158,000	13,360
	Fraser and Neave Ltd.	2,668,000	12,893
	Singapore Technologies
	Engineering Ltd.	4,579,000	11,740

29

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Noble Group Ltd.	8,100,590	11,697
	SembCorp Industries Ltd.	2,674,000	9,490
	CapitaMall Trust	6,106,300	9,380
	Golden
	Agri-Resources Ltd.	18,184,791	9,182
	Jardine Cycle &
	Carriage Ltd.	289,000	8,805
	SembCorp Marine Ltd.	2,266,000	8,080
	Olam International Ltd.	3,317,000	8,063
*	Global Logistic
	Properties Ltd.	4,278,000	7,668
	Keppel Land Ltd.	1,974,000	6,787
	Ascendas Real Estate
	Investment Trust	4,076,666	6,507
	CapitaMalls Asia Ltd.	3,740,000	6,205
	ComfortDelGro Corp. Ltd.	5,148,000	5,907
^	Yangzijiang Shipbuilding
	Holdings Ltd.	4,017,000	5,822
	UOL Group Ltd.	1,282,000	4,518
*,^	Neptune Orient Lines Ltd.	2,472,750	4,110
^	Cosco Corp.
	Singapore Ltd.	2,759,000	3,991
	StarHub Ltd.	1,650,000	3,389
*	Golden Agri-Resources
	Ltd. Warrants
	Exp. 07/23/2012	724,972	73
			505,774
South Africa (1.9%)
	MTN Group Ltd.	4,528,491	81,467
	Sasol Ltd.	1,571,701	70,777
	Naspers Ltd.	1,048,881	55,016
	AngloGold Ashanti Ltd.	1,036,181	48,597
	Standard Bank Group Ltd.	3,239,239	47,668
	Impala Platinum
	Holdings Ltd.	1,380,535	38,975
	Gold Fields Ltd.	1,925,816	30,236
	FirstRand Ltd.	7,682,095	22,522
	Sanlam Ltd.	5,259,191	19,691
	Remgro Ltd.	1,196,664	18,541
*	Anglo Platinum Ltd.	178,805	17,666
	Bidvest Group Ltd.	809,469	17,241
	ABSA Group Ltd.	881,894	17,085
	Shoprite Holdings Ltd.	1,130,012	15,979
	Kumba Iron Ore Ltd.	220,316	12,508
	Harmony Gold Mining
	Co. Ltd.	1,054,250	12,107
	Tiger Brands Ltd.	446,426	11,967
	Truworths
	International Ltd.	1,201,328	11,854
	Massmart Holdings Ltd.	522,841	10,647
	RMB Holdings Ltd.	2,008,536	10,337
	African Bank
	Investments Ltd.	1,976,939	10,133
	Steinhoff International
	Holdings Ltd.	3,222,279	10,111

			Market
			Value
		Shares	($000)
	Growthpoint
	Properties Ltd.	4,097,522	10,102
	Vodacom Group Ltd.	1,030,719	9,901
	Aspen Pharmacare
	Holdings Ltd.	716,371	9,543
	Nedbank Group Ltd.	482,142	9,004
	Woolworths Holdings Ltd.	1,995,772	7,820
	Redefine Properties Ltd.	6,650,016	7,751
	Imperial Holdings Ltd.	467,706	7,645
	African Rainbow
	Minerals Ltd.	295,059	7,514
*	Sappi Ltd.	1,440,425	7,131
	Foschini Group Ltd.	561,745	6,814
	Aveng Ltd.	1,066,366	6,703
	Pretoria Portland
	Cement Co. Ltd.	1,390,569	6,622
	Exxaro Resources Ltd.	341,056	6,417
	Netcare Ltd.	2,929,387	6,094
	ArcelorMittal South
	Africa Ltd.	494,158	5,670
	Murray & Roberts
	Holdings Ltd.	872,179	5,405
	Investec Ltd.	607,651	4,997
	Reunert Ltd.	487,297	4,453
	Discovery Holdings Ltd.	729,241	4,108
	Pick n Pay Stores Ltd.	609,795	4,012
	Telkom SA Ltd.	730,929	3,776
	Liberty Holdings Ltd.	279,629	2,990
	Northam Platinum Ltd.	288,986	1,998
			737,595
South Korea (3.4%)
	Samsung Electronics
	Co. Ltd.	234,401	155,508
	Hyundai Motor Co.	421,742	63,845
	Hyundai Mobis	185,943	46,306
2	Samsung Electronics Co.
	Ltd. GDR	135,221	45,133
	POSCO	107,617	44,417
	LG Chem Ltd.	126,589	39,171
	Hyundai Heavy
	Industries Co. Ltd.	103,695	33,825
	Shinhan Financial
	Group Co. Ltd.	823,600	31,906
	KB Financial Group Inc.	679,443	30,252
	POSCO ADR	284,667	29,588
*	Hynix Semiconductor Inc.	1,373,690	28,291
	Samsung Electronics
	Co. Ltd. Prior Pfd.	56,077	27,555
	Kia Motors Corp.	642,180	25,695
	LG Electronics Inc.	256,566	22,592
	SK Energy Co. Ltd.	164,009	22,070
	LG Display Co. Ltd.	634,670	21,763
	Samsung C&T Corp.	341,710	20,068
*	NHN Corp.	111,632	19,751
	Shinsegae Co. Ltd.	38,600	19,568

30

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	LG Corp.	258,982	18,528
	KT&G Corp.	300,260	18,459
	Samsung Electro-Mechanics
	Co. Ltd.	163,356	17,946
	Samsung Fire & Marine
	Insurance Co. Ltd.	96,808	16,602
	Hana Financial Group Inc.	523,420	14,873
	Hyundai Steel Co.	151,386	14,700
	Samsung Engineering
	Co. Ltd.	81,687	13,055
	Samsung SDI Co. Ltd.	94,252	12,946
	Samsung Heavy
	Industries Co. Ltd.	439,130	12,340
	Hyundai Engineering &
	Construction Co. Ltd.	182,813	12,283
*	Samsung Life
	Insurance Co. Ltd.	135,822	12,173
	OCI Co. Ltd.	40,850	12,031
*	Korea Electric Power Corp.	437,490	11,515
	Lotte Shopping Co. Ltd.	27,558	11,290
	Shinhan Financial
	Group Co. Ltd. ADR	138,153	10,744
	Cheil Industries Inc.	122,842	10,331
	Woori Finance
	Holdings Co. Ltd.	774,987	9,772
	KB Financial
	Group Inc. ADR	216,696	9,730
	Samsung Techwin Co. Ltd.	101,348	9,474
	SK Telecom Co. Ltd.	62,140	9,458
	KT Corp.	235,029	9,260
	Doosan Heavy Industries
	and Construction Co. Ltd.	116,245	9,162
	Honam Petrochemical Corp.	39,195	8,664
	NCSoft Corp.	38,893	8,567
	Korea Exchange Bank	703,730	8,389
	GS Engineering &
	Construction Corp.	98,056	8,333
	Amorepacific Corp.	8,798	8,140
	Samsung Securities Co. Ltd.	136,350	7,810
	LG Household &
	Health Care Ltd.	23,359	7,804
	S-Oil Corp.	124,901	7,712
	SK Telecom Co. Ltd. ADR	417,883	7,702
	Daewoo Securities Co. Ltd.	342,950	7,456
	GS Holdings	141,058	7,405
	SK Holdings Co. Ltd.	70,482	7,344
*	Korea Electric
	Power Corp. ADR	525,802	6,946
	Daewoo Shipbuilding &
	Marine Engineering
	Co. Ltd.	258,160	6,871
	Hyosung Corp.	61,757	6,864
	Industrial Bank of Korea	445,460	6,401
	Hanwha Chem Corp.	229,680	6,255
*	Korean Air Lines Co. Ltd.	98,150	6,252
	Kangwon Land Inc.	264,610	6,231

			Market
			Value
		Shares	($000)
	Daelim Industrial Co. Ltd.	75,777	6,187
	Korea Zinc Co. Ltd.	23,201	5,872
*	Doosan Infracore Co. Ltd.	229,740	5,685
	Hyundai Motor Co. 2nd Pfd.	101,810	5,625
	Samsung Card Co.	116,819	5,590
	Hankook Tire Co. Ltd.	209,420	5,455
	Busan Bank	426,880	5,319
	Hyundai Mipo Dockyard	30,065	5,029
	LS Corp.	49,247	4,997
	Woongjin Coway Co. Ltd.	135,100	4,903
	KT Corp. ADR	231,452	4,789
	Hanwha Corp.	125,780	4,750
	Daegu Bank Ltd.	342,520	4,494
	Hyundai Securities Co.	339,680	4,452
	Glovis Co. Ltd.	31,353	4,446
	Hyundai Department
	Store Co. Ltd.	40,030	4,436
	Hyundai Development Co.	154,480	4,345
	KCC Corp.	13,067	4,333
	Daewoo International Corp.	136,467	4,255
	CJ CheilJedang Corp.	21,912	4,222
	Woori Investment &
	Securities Co. Ltd.	233,650	4,132
	LG Uplus Corp.	632,170	4,102
	Dongbu Insurance Co. Ltd.	115,920	4,097
	Doosan Corp.	26,604	3,590
*	SK C&C Co. Ltd.	41,407	3,554
	Korea Investment
	Holdings Co. Ltd.	108,140	3,416
*	Celltrion Inc.	150,376	3,332
*	Korea Life
	Insurance Co. Ltd.	474,250	3,291
	Mirae Asset
	Securities Co. Ltd.	62,192	3,260
	LS Industrial
	Systems Co. Ltd.	40,324	3,237
	Hyundai Motor Co. Prior Pfd.	61,837	3,201
	Hanjin Heavy Industries &
	Construction Co. Ltd.	83,579	3,186
	LG Innotek Co. Ltd.	26,666	3,091
	Seoul Semiconductor Co. Ltd.	88,442	3,077
	Yuhan Corp.	21,607	3,062
	STX Pan Ocean Co. Ltd.	279,000	2,971
	Daewoo Engineering &
	Construction Co. Ltd.	312,250	2,927
	Korea Gas Corp.	64,473	2,642
	S1 Corp.	46,667	2,573
	Dongkuk Steel Mill Co. Ltd.	105,120	2,422
	SK Networks Co. Ltd.	237,040	2,279
*	SK Broadband Co. Ltd.	414,027	2,076
	Tong Yang Securities Inc.	203,510	2,060
	Lotte Confectionery Co. Ltd.	1,875	2,047
	LG Electronics Inc. Prior Pfd.	48,910	1,696
	Hite Brewery Co. Ltd.	14,013	1,563
			1,321,190

31

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
Spain (2.8%)
^	Telefonica SA	11,180,038	302,114
	Banco Santander SA	22,501,418	288,819
	Banco Bilbao Vizcaya
	Argentaria SA	9,733,764	128,237
	Iberdrola SA	11,034,564	93,229
	Repsol YPF SA	1,998,904	55,431
	Inditex SA	595,333	49,723
^	ACS Actividades de
	Construccion y
	Servicios SA	386,397	20,285
	Abertis
	Infraestructuras SA	804,877	15,917
	Banco Popular
	Espanol SA	2,356,644	15,262
	Red Electrica Corp. SA	295,837	14,866
	Ferrovial SA	1,204,457	13,743
	Criteria Caixacorp SA	2,284,969	12,909
^	Banco de Sabadell SA	2,634,908	12,825
	Enagas	491,170	10,834
	Gas Natural SDG SA	635,506	9,309
	Iberdrola Renovables SA	2,344,232	7,920
	Mapfre SA	2,058,693	6,841
	Zardoya Otis SA	378,437	6,309
	Acciona SA	70,758	6,229
^	Grifols SA	374,340	6,068
*	Iberia Lineas Aereas de
	Espana SA	1,295,415	5,690
^	Bankinter SA	777,598	5,187
	Indra Sistemas SA	245,412	4,809
	Acerinox SA	272,028	4,462
*,^	Gamesa Corp.
	Tecnologica SA	531,136	3,700
^	Gestevision Telecinco SA	272,692	3,480
^	Banco de Valencia SA	587,693	3,317
^	Fomento de Construcciones
	y Contratas SA	109,507	2,957
	Telefonica SA ADR	16,389	1,330
			1,111,802
Sweden (2.3%)
	Hennes & Mauritz
	AB Class B	2,795,194	98,449
	Nordea Bank AB	8,841,090	97,346
	Telefonaktiebolaget LM
	Ericsson Class B	8,232,995	90,543
	TeliaSonera AB	6,144,893	51,328
	Svenska Handelsbanken
	AB Class A	1,339,988	43,836
	Sandvik AB	2,761,059	41,626
*	Volvo AB Class B	2,969,258	40,199
	Atlas Copco AB Class A	1,832,438	38,295
	Skandinaviska Enskilda
	Banken AB Class A	3,849,023	29,839
	SKF AB	1,066,950	27,580
*	Swedbank AB Class A	1,949,019	27,254

			Market
			Value
		Shares	($000)
	Investor AB Class B	1,242,621	25,506
	Svenska Cellulosa
	AB Class B	1,563,610	24,241
	Assa Abloy AB Class B	851,576	21,836
	Skanska AB Class B	1,088,259	20,826
	Atlas Copco AB Class B	1,064,377	20,307
	Millicom International
	Cellular SA	207,575	19,592
	Tele2 AB	859,507	18,889
	Scania AB Class B	875,183	18,609
	Swedish Match AB	631,638	17,670
	Alfa Laval AB	923,670	16,030
	Electrolux AB Class B	657,903	15,936
	Boliden AB	746,634	12,677
	Kinnevik Investment
	AB Class B	595,571	12,295
	Getinge AB	545,826	11,557
^	Hexagon AB Class B	522,576	10,634
	Modern Times Group
	AB Class B	137,621	9,888
	Ratos AB	276,626	9,863
	Securitas AB Class B	860,791	9,417
	Husqvarna AB	1,121,117	7,889
	SSAB AB Class A	496,567	6,964
	Holmen AB	146,030	4,636
	SSAB AB Class B	227,965	2,820
			904,377
Switzerland (5.7%)
	Nestle SA	9,479,330	519,226
	Novartis AG	5,768,513	334,243
	Roche Holding AG	1,920,641	282,054
*	UBS AG	9,930,184	168,689
	Credit Suisse Group AG	3,079,434	127,484
	ABB Ltd.	6,049,435	125,306
	Zurich Financial
	Services AG	405,013	99,114
	Syngenta AG	258,671	71,623
	Cie Financiere
	Richemont SA	1,427,444	71,198
	Swiss Reinsurance Co. Ltd.	964,095	46,322
	Holcim Ltd.	669,418	41,702
	Swatch Group AG (Bearer)	84,157	32,168
	Swisscom AG	63,611	26,565
	SGS SA	14,946	23,906
	Julius Baer Group Ltd.	565,683	23,871
	Givaudan SA	22,677	23,366
	Geberit AG	106,414	20,396
	Synthes Inc.	161,979	19,320
	Adecco SA	337,190	18,866
	Kuehne & Nagel
	International AG	147,621	18,262
	Sonova Holding AG	125,538	14,540
	Schindler Holding
	AG (Bearer)	132,646	14,215
*	Actelion Ltd.	279,343	13,956

32

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Baloise Holding AG	137,469	12,702
	Sika AG	5,580	11,065
	Lonza Group AG	124,821	10,927
	Swiss Life Holding AG	83,527	10,222
*,^	Logitech International SA	494,993	9,384
*	GAM Holding AG	561,239	8,867
	Lindt & Spruengli AG	306	8,772
	Swatch Group
	AG (Registered)	118,491	8,239
	Aryzta AG	158,849	7,039
	Schindler Holding
	AG (Registered)	59,467	6,466
	Lindt & Spruengli AG	2,354	6,401
	Pargesa Holding SA	73,438	5,822
	Nobel Biocare Holding AG	341,975	5,654
	Straumann Holding AG	21,039	4,405
	Aryzta AG	73,077	3,197
*	UBS AG (New York Shares)	18,676	318
			2,255,872
Taiwan (2.7%)
	Taiwan Semiconductor
	Manufacturing Co. Ltd.	49,080,063	100,973
	Hon Hai Precision
	Industry Co. Ltd.	23,640,191	89,408
	HTC Corp.	1,885,040	42,748
	Taiwan Semiconductor
	Manufacturing
	Co. Ltd. ADR	3,638,348	39,694
	MediaTek Inc.	2,533,174	31,868
	Formosa Plastics Corp.	10,856,780	31,107
	Nan Ya Plastics Corp.	12,856,780	28,561
	China Steel Corp.	27,684,080	28,040
	Cathay Financial
	Holding Co. Ltd.	18,011,100	27,531
	Chunghwa
	Telecom Co. Ltd.	9,517,321	22,262
	Formosa Chemicals &
	Fibre Corp.	7,764,500	22,204
	Acer Inc.	6,981,297	20,330
	Delta Electronics Inc.	4,879,240	20,157
*	Chimei Innolux Corp.	12,969,101	17,403
	Fubon Financial
	Holding Co. Ltd.	13,981,610	17,105
	Chinatrust Financial
	Holding Co. Ltd.	24,540,159	15,320
*	AU Optronics Corp.	15,035,640	15,001
	Mega Financial
	Holding Co. Ltd.	21,125,000	14,646
	Compal Electronics Inc.	11,332,689	14,459
	Uni-President
	Enterprises Corp.	9,943,892	12,923
	Asustek Computer Inc.	1,568,040	12,725
	Quanta Computer Inc.	6,781,950	12,455
	Taiwan Mobile Co. Ltd.	5,093,000	11,354

			Market
			Value
		Shares	($000)
	United
	Microelectronics Corp.	23,591,175	11,316
	Far Eastern New
	Century Corp.	7,751,627	11,149
	Wistron Corp.	5,094,293	10,481
	Yuanta Financial
	Holding Co. Ltd.	16,580,000	10,412
	First Financial
	Holding Co. Ltd.	13,170,630	8,687
	Taiwan Cement Corp.	8,062,000	8,572
	Formosa
	Petrochemical Corp.	3,119,950	8,480
	Advanced Semiconductor
	Engineering Inc.	9,479,556	8,249
	Chunghwa Telecom
	Co. Ltd. ADR	344,864	8,070
	Synnex Technology
	International Corp.	3,212,463	7,868
	Lite-On Technology Corp.	5,559,442	7,343
	China Development
	Financial Holding Corp.	24,437,901	7,263
	Hua Nan Financial
	Holdings Co. Ltd.	10,730,997	7,074
	Taiwan Cooperative Bank	9,844,900	7,032
	Taiwan Fertilizer Co. Ltd.	2,023,000	6,898
	Cheng Shin Rubber
	Industry Co. Ltd.	3,071,362	6,846
	Chang Hwa
	Commercial Bank	10,105,000	6,677
	Siliconware Precision
	Industries Co.	5,838,000	6,421
	Far EasTone
	Telecommunications
	Co. Ltd.	4,445,000	6,401
	United Microelectronics
	Corp. ADR	2,047,648	6,327
	Unimicron
	Technology Corp.	3,402,750	5,778
	SinoPac Financial
	Holdings Co. Ltd.	15,280,000	5,757
	President Chain
	Store Corp.	1,448,536	5,745
	Pou Chen Corp.	5,957,517	5,645
	Foxconn
	Technology Co. Ltd.	1,804,913	5,629
	Epistar Corp.	1,748,408	5,596
	Macronix International	8,993,927	5,531
*	Pegatron Corp.	4,070,639	5,510
*	AU Optronics Corp. ADR	545,666	5,473
	Powertech Technology Inc.	1,633,050	5,397
*	Shin Kong Financial
	Holding Co. Ltd.	14,579,096	5,361
	Asia Cement Corp.	4,998,915	5,150
	Largan Precision Co. Ltd.	256,376	5,088
*	Wintek Corp.	2,998,000	5,054

33

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
*	Taishin Financial
	Holding Co. Ltd.	11,405,364	4,988
	E.Sun Financial
	Holding Co. Ltd.	8,760,432	4,500
*	China Airlines Ltd.	5,545,491	4,325
*	Walsin Lihwa Corp.	7,179,000	4,300
	Yulon Motor Co. Ltd.	2,151,015	4,213
*	Eva Airways Corp.	4,069,900	4,113
	WPG Holdings Co. Ltd.	2,133,801	3,967
	Tripod Technology Corp.	1,021,759	3,921
	Novatek Microelectronics
	Corp. Ltd.	1,310,275	3,820
	Simplo
	Technology Co. Ltd.	575,110	3,685
	KGI Securities Co. Ltd.	7,793,000	3,674
	Catcher
	Technology Co. Ltd.	1,377,800	3,669
*	Powerchip
	Technology Corp.	14,540,460	3,608
*	E Ink Holdings Inc.	2,036,000	3,563
	Ruentex Industries Ltd.	1,159,000	3,313
	Advanced Semiconductor
	Engineering Inc. ADR	743,685	3,295
	Giant
	Manufacturing Co. Ltd.	810,319	3,183
	Polaris Securities Co. Ltd.	5,617,040	3,120
	Clevo Co.	1,346,176	2,965
*	Qisda Corp.	4,244,000	2,962
	Far Eastern Department
	Stores Co. Ltd.	2,373,590	2,946
	Young Fast
	Optoelectronics Co. Ltd.	248,747	2,929
	Inventec Co. Ltd.	5,474,305	2,879
	Richtek Technology Corp.	359,105	2,823
	Teco Electric and
	Machinery Co. Ltd.	4,470,000	2,802
	Motech Industries Inc.	691,827	2,782
	Coretronic Corp.	1,809,000	2,765
	Taiwan Glass
	Industrial Corp.	2,272,526	2,749
*	Evergreen Marine Corp.
	Taiwan Ltd.	3,291,000	2,743
*	Yang Ming Marine
	Transport Corp.	3,543,776	2,697
	China Life
	Insurance Co. Ltd.	3,241,388	2,630
*	Tatung Co. Ltd.	11,152,000	2,629
*	HannStar Display Corp.	12,756,000	2,551
	Realtek
	Semiconductor Corp.	1,071,069	2,540
	Siliconware Precision
	Industries Co. ADR	448,075	2,500
	Chicony
	Electronics Co. Ltd.	1,113,599	2,452

			Market
			Value
		Shares	($000)
	Nan Ya Printed
	Circuit Board Corp.	593,320	2,423
	U-Ming Marine
	Transport Corp.	1,163,000	2,395
*	Inotera Memories Inc.	4,845,002	2,374
	TSRC Corp.	1,289,000	2,343
	Everlight
	Electronics Co. Ltd.	815,497	2,256
*	Taiwan Business Bank	6,700,320	2,231
	Ruentex
	Development Co. Ltd.	1,260,000	2,085
*	Wan Hai Lines Ltd.	2,819,500	2,069
	Advantech Co. Ltd.	745,659	2,036
	Kinsus Interconnect
	Technology Corp.	743,000	2,022
	Feng Hsin Iron & Steel Co.	1,229,000	2,016
	Eternal Chemical Co. Ltd.	1,735,433	2,008
	Tung Ho Steel
	Enterprise Corp.	2,146,842	2,007
*	Nanya Technology Corp.	3,350,915	2,005
	Formosa Taffeta Co. Ltd.	2,115,000	1,923
*	Winbond Electronics Corp.	7,320,000	1,907
	Cheng Uei Precision
	Industry Co. Ltd.	919,500	1,885
*	CMC Magnetics Corp.	7,156,000	1,879
	Farglory Land
	Development Co. Ltd.	705,000	1,750
*	Chunghwa Picture Tubes	11,544,351	1,743
	Phison Electronics Corp.	330,510	1,673
	Capital Securities Corp.	3,188,764	1,454
	Mitac International Corp.	3,174,995	1,425
	Micro-Star
	International Co. Ltd.	2,452,517	1,311
	Pixart Imaging Inc.	270,719	1,271
	Formosa International
	Hotels Corp.	76,310	1,239
	Transcend Information Inc.	496,363	1,233
	Evergreen International
	Storage & Transport Corp.	1,324,000	1,175
	Vanguard International
	Semiconductor Corp.	2,315,000	1,007
	Chinese Gamer
	International Corp.	100,000	691
	Compal
	Communications Inc.	788,000	668
*	Tatung Co. Ltd. GDR	92,281	435
*	Shin Kong Financial
	Holding Co. Ltd. Rights
	Exp. 11/25/2010	745,201	30
			1,060,124
Thailand (0.4%)
	PTT PCL (Foreign)	2,277,115	23,069
	PTT Exploration &
	Production PCL (Foreign)	3,203,455	18,324

34

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	Siam Commercial Bank
	PCL (Foreign)	4,229,600	14,496
	Kasikornbank
	PCL (Foreign)	3,252,800	13,697
	Bangkok Bank
	PCL (Foreign)	2,601,600	13,437
	Banpu PCL	385,090	10,041
	Siam Cement
	PCL (Foreign)	841,500	9,258
	CP ALL PCL (Foreign)	6,015,085	8,930
	Advanced Info Service
	PCL (Foreign)	2,391,900	7,194
*	Bangkok Bank PCL (Local)	1,364,800	6,796
	Charoen Pokphand Foods
	PCL (Foreign)	8,013,000	6,240
*	Kasikornbank PCL	1,326,600	5,187
	PTT Chemical
	PCL (Foreign)	974,695	4,602
	Krung Thai Bank
	PCL (Foreign)	7,263,110	4,095
	Bank of Ayudhya
	PCL(Local)	5,014,079	4,048
	Thai Oil PCL (Foreign)	2,239,500	3,969
	IRPC PCL (Foreign)	27,008,800	3,828
	PTT Aromatics &
	Refining PCL (Foreign)	3,025,000	3,011
	BEC World PCL (Foreign)	2,289,505	2,545
	Glow Energy
	PCL (Foreign)	1,396,445	2,321
*	Banpu PCL (Local)	73,900	1,913
*	PTT PCL	69,900	708
*	Advanced Info Service
	PCL (Local)	68,000	205
*	CP ALL PCL (Local)	69,900	104
*	Bank of Ayudhya
	PCL (Local)	129,400	103
*	Charoen Pokphand
	Foods PCL	57,200	45
*	IRPC PCL	255,700	36
*	Thai Oil PCL	14,200	25
*	Glow Energy PCL	10,400	17
*	PTT Aromatics &
	Refining PCL	13,800	14
			168,258
Turkey (0.5%)
	Turkiye Garanti
	Bankasi AS	5,789,777	34,950
	Akbank TAS	3,279,125	20,327
	Turkiye Is Bankasi	4,346,559	19,246
	Turkcell Iletisim
	Hizmet AS	2,125,810	15,212
	Haci Omer Sabanci
	Holding AS (Bearer)	1,722,260	9,331

			Market
			Value
		Shares	($000)
	Tupras Turkiye Petrol
	Rafinerileri AS	346,414	9,210
*	Yapi ve Kredi Bankasi AS	2,429,988	9,166
	Anadolu Efes Biracilik
	Ve Malt Sanayii AS	556,215	8,769
	Turkiye Halk Bankasi AS	868,276	8,625
	BIM Birlesik Magazalar AS	217,349	7,460
	KOC Holding AS	1,457,650	6,861
	Turk
	Telekomunikasyon AS	1,461,167	6,825
	Turkiye Vakiflar
	Bankasi Tao	2,075,191	6,587
*	Turk Hava Yollari	1,121,126	4,602
*	Eregli Demir ve Celik
	Fabrikalari TAS	1,109,066	4,103
	Enka Insaat ve Sanayi AS	786,596	3,550
	Asya Katilim Bankasi AS	1,175,332	2,995
	Arcelik AS	442,049	2,415
	Coca-Cola Icecek AS	179,854	2,225
*	Dogan Sirketler
	Grubu Holdings	2,271,504	1,626
			184,085
United Kingdom (16.1%)
	HSBC Holdings plc	47,867,262	498,188
	Vodafone Group plc	142,057,875	388,332
	BP plc	50,717,003	344,734
	GlaxoSmithKline plc	14,195,188	277,198
	Rio Tinto plc	3,962,860	257,390
	Royal Dutch Shell plc
	Class B	7,369,706	235,844
	BHP Billiton plc	6,033,440	213,736
	Royal Dutch Shell plc
	Class A	6,430,941	208,706
	British American
	Tobacco plc	5,458,633	207,955
	AstraZeneca plc	3,941,897	198,286
	Standard Chartered plc	6,343,508	183,486
	BG Group plc	9,243,869	179,943
	Anglo American plc	3,605,146	167,975
	Tesco plc	21,928,846	150,073
	Barclays plc	31,279,352	137,456
	Diageo plc	6,848,879	126,346
*	Lloyds Banking
	Group plc	111,658,886	122,728
	Xstrata plc	5,624,210	108,960
^	Royal Dutch Shell
	plc Class A
	(Amsterdam Shares)	3,262,071	105,813
	Unilever plc	3,508,676	101,157
	Reckitt Benckiser
	Group plc	1,684,443	94,108
	National Grid plc	9,464,759	89,504
	Imperial Tobacco
	Group plc	2,783,552	89,150

35

Total International Stock Index Fund

			Market
			Value
		Shares	($000)
	SABMiller plc	2,596,522	84,241
	Centrica plc	14,069,736	74,866
	Prudential plc	6,943,699	70,229
	Rolls-Royce Group plc	5,074,432	52,646
	BT Group plc	21,219,397	52,322
	BAE Systems plc	9,432,139	52,066
	Aviva plc	7,679,035	48,972
	Scottish & Southern
	Energy plc	2,527,551	46,710
	Tullow Oil plc	2,428,246	46,120
	Compass Group plc	5,151,559	42,217
	WPP plc	3,353,799	38,974
	Shire plc	1,533,920	35,997
	British Sky Broadcasting
	Group plc	3,109,065	35,199
*	Royal Bank of Scotland
	Group plc	47,454,945	33,954
	Pearson plc	2,214,666	33,920
	Experian plc	2,796,233	32,492
	Old Mutual plc	14,812,275	30,848
	Marks & Spencer
	Group plc	4,319,167	29,601
	Reed Elsevier plc	3,311,935	28,414
	International Power plc	4,156,443	27,733
	WM Morrison
	Supermarkets plc	5,789,526	27,247
	Legal & General
	Group plc	16,004,476	25,730
	Kingfisher plc	6,460,832	24,613
*	Cairn Energy plc	3,818,865	23,603
	Randgold Resources Ltd.	246,898	23,141
	Antofagasta plc	1,077,621	22,810
	Land Securities Group plc	2,086,613	22,627
	Standard Life plc	6,181,652	22,473
	Smith & Nephew plc	2,425,234	21,310
	ARM Holdings plc	3,587,055	20,942
	Capita Group plc	1,688,379	20,731
*	Wolseley plc	778,802	20,716
	J Sainsbury plc	3,317,006	20,710
	Carnival plc	472,918	20,433
	Smiths Group plc	1,069,439	20,411
	Man Group plc	4,860,887	20,317
	RSA Insurance Group plc	9,442,540	19,810
	British Land Co. plc	2,393,509	19,542
	Burberry Group plc	1,187,897	19,398
	Next plc	514,787	18,849
	United Utilities Group plc	1,859,783	18,208
	Johnson Matthey plc	588,623	18,051
	Aggreko plc	710,539	17,929
	Resolution Ltd.	3,980,976	16,690
	Petrofac Ltd.	707,369	16,576
	Associated British
	Foods plc	972,148	16,305
	G4S plc	3,849,258	16,137

			Market
			Value
		Shares	($000)
	AMEC plc	906,992	15,776
	Sage Group plc	3,582,109	15,457
	Intercontinental Hotels
	Group plc	787,864	15,216
	Severn Trent plc	646,656	14,457
	Admiral Group plc	549,895	14,350
*	Autonomy Corp. plc	597,539	13,991
	Serco Group plc	1,344,603	13,228
	Whitbread plc	483,608	13,119
	Intertek Group plc	437,069	12,991
	Hammerson plc	1,927,355	12,949
	3i Group plc	2,649,383	12,727
	Inmarsat plc	1,202,105	12,552
*	Lonmin plc	442,651	12,390
	Kazakhmys plc	585,132	12,330
	Rexam plc	2,402,410	12,237
	Cobham plc	3,143,680	11,666
	ICAP plc	1,521,588	11,116
*	ITV plc	10,089,389	11,052
	Vedanta Resources plc	327,151	10,879
	Bunzl plc	901,139	10,669
	Investec plc	1,325,998	10,583
	Invensys plc	2,207,216	10,197
	Eurasian Natural
	Resources Corp. plc	702,916	9,806
	Fresnillo plc	487,559	9,763
	Segro plc	2,041,266	9,698
	Babcock International
	Group plc	981,155	9,118
	Firstgroup plc	1,323,931	8,658
	Balfour Beatty plc	1,886,003	8,362
	Home Retail Group plc	2,357,729	8,268
	Cable & Wireless
	Worldwide plc	7,209,678	8,102
	Capital Shopping
	Centres Group plc	1,272,613	7,836
	Schroders plc	304,947	7,709
	Thomas Cook Group plc	2,371,793	6,875
*,^	British Airways plc	1,563,995	6,777
	Vodafone Group plc ADR	193,070	5,311
	TUI Travel plc	1,514,887	5,126
	London Stock Exchange
	Group plc	404,903	4,759
	BP plc ADR	107,815	4,402
			6,340,400
Total Common Stocks
(Cost $34,767,121)			39,209,681
Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.9%)
3,4	Vanguard Market
	Liquidity Fund,
	0.237%	750,968,315	750,968

36

Total International Stock Index Fund

		Face	Market
		Amount	Value
		($000)	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Fannie Mae Discount Notes,
	0.190%, 12/29/10	1,000	1,000
5,6	Fannie Mae Discount Notes,
	0.300%, 3/21/11	435	435
5,6	Federal Home Loan Bank
	Discount Notes, 0.300%,
	11/19/10	1,500	1,500
5	Freddie Mac Discount Notes,
	0.300%, 11/1/10	5,000	5,000
5,6	Freddie Mac Discount Notes,
	0.321%–0.331%, 12/15/10	16,000	15,996
5	Freddie Mac Discount Notes,
	0.240%, 3/7/11	6,000	5,995
			29,926
Total Temporary Cash Investments
(Cost $780,891)			780,894
Total Investments (101.4%)
(Cost $35,548,012)			39,990,575
Other Assets and Liabilities (-1.4%)
Other Assets			144,618
Liabilities[4]			(692,548)
			(547,930)
Net Assets (100%)
Applicable to 2,548,286,351 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)			39,442,645
Net Asset Value Per Share			$15.48

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	36,503,813
Undistributed Net Investment Income	532,928
Accumulated Net Realized Losses	(2,047,934)
Unrealized Appreciation (Depreciation)
Investment Securities	4,442,563
Futures Contracts	1,083
Foreign Currencies and
Forward Currency Contracts	10,192
Net Assets	39,442,645

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $524,102,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 1.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the value of this security represented 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $550,479,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $10,932,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Total International Stock Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	724,062
Interest[2]	240
Security Lending	18,981
Total Income	743,283
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,424
Management and Administrative	54,524
Marketing and Distribution	6,145
Custodian Fees	6,958
Auditing Fees	39
Shareholders’ Reports	181
Trustees’ Fees and Expenses	45
Total Expenses	69,316
Net Investment Income	673,967
Realized Net Gain (Loss)
Investment Securities Sold	359,205
Futures Contracts	2,894
Foreign Currencies and Forward Currency Contracts	(18,437)
Realized Net Gain (Loss)	343,662
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,322,804
Futures Contracts	6,272
Foreign Currencies and Forward Currency Contracts	8,636
Change in Unrealized Appreciation (Depreciation)	2,337,712
Net Increase (Decrease) in Net Assets Resulting from Operations	3,355,341

1 Dividends are net of foreign withholding taxes of $65,918,000.
2 Interest income from an affiliated company of the fund was $169,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Total International Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	673,967	902,287
Realized Net Gain (Loss)	343,662	(1,645,022)
Change in Unrealized Appreciation (Depreciation)	2,337,712	6,395,419
Net Increase (Decrease) in Net Assets Resulting from Operations	3,355,341	5,652,684
Distributions
Net Investment Income	(608,038)	(511,942)
Realized Capital Gain	—	—
Total Distributions	(608,038)	(511,942)
Capital Share Transactions
Issued	15,952,930	5,544,277
Issued in Lieu of Cash Distributions	557,477	468,122
Redeemed[1]	(4,144,544)	(3,976,141)
Net Increase (Decrease) from Capital Share Transactions	12,365,863	2,036,258
Total Increase (Decrease)	15,113,166	7,177,000
Net Assets
Beginning of Period	24,329,479	17,152,479
End of Period[2]	39,442,645	24,329,479

1 Net of redemption fees for fiscal 2010 and 2009 of $745,000 and $1,020,000, respectively.
2 Net Assets—End of Period includes undistributed net investment income of $532,928,000 and $473,474,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Total International Stock Index Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.99	$10.97	$21.89	$16.90	$13.49
Investment Operations
Net Investment Income	.356[1]	.544[2]	.540[1]	.412	.294
Net Realized and Unrealized Gain (Loss)
on Investments	1.478	2.801	(10.938)	4.980	3.410
Total from Investment Operations	1.834	3.345	(10.398)	5.392	3.704
Distributions
Dividends from Net Investment Income	(.344)	(.325)	(.522)	(.402)	(.294)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.344)	(.325)	(.522)	(.402)	(.294)
Net Asset Value, End of Period	$15.48	$13.99	$10.97	$21.89	$16.90

Total Return[3]	13.28%	31.41%	-48.57%	32.47%	27.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,443	$24,329	$17,152	$29,725	$18,200
Ratio of Total Expenses to
Average Net Assets	0.26%	0.27%	0.03%	—	—
Acquired Fund Fees and Expenses	—	0.05%	0.25%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.52%	4.73%[2]	3.07%	1.93%	1.71%
Portfolio Turnover Rate	6%	12%[4]	15%[4]	2%	2%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.249 and 2.06%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. From August 2008 through February 2009, the fund invested in a combination of Vanguard mutual funds and common stocks. Effective in March 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investments in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

41

Total International Stock Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $4,988,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.99% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

42

Total International Stock Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,605,843	36,603,627	211
Temporary Cash Investments	750,968	29,926	—
Futures Contracts—Liabilities[1]	(444)	—	—
Forward Currency Contracts—Assets	—	6,817	—
Total	3,356,367	36,640,370	211
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	223
Change in Unrealized Appreciation (Depreciation)	(12)
Balance as of October 31, 2010	211

D. At October 31, 2010, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts[1]	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	6,817	6,817
Liabilities	(444)	—	(444)
1 Represents variation margin on the last day of the reporting period.

43

Total International Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2010, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,894	—	2,894
Forward Currency Contracts	—	(8,478)	(8,478)
Realized Net Gain (Loss) on Derivatives	2,894	(8,478)	(5,584)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	6,272	—	6,272
Forward Currency Contracts	—	6,553	6,553
Change in Unrealized Appreciation (Depreciation) on Derivatives	6,272	6,553	12,825

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2010	1,765	69,646	1,163
FTSE 100 Index	December 2010	615	55,662	1,059
Topix Index	December 2010	380	38,024	(1,139)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	12/22/10	EUR	49,275	USD	68,581	4,573
Brown Brothers Harriman & Co.	12/22/10	GBP	34,153	USD	54,725	1,890
Brown Brothers Harriman & Co.	12/15/10	JPY	713,200	USD	8,863	354
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

44

Total International Stock Index Fund

At October 31, 2010, the counterparty had deposited in a segregated account cash with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

The fund had net unrealized foreign currency gains of $3,375,000 resulting from the translation of other assets and liabilities at October 31, 2010.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency losses of $9,959,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $48,890,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $3,484,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Since October 31, 2009, the fund’s passive foreign investment company holdings have appreciated in value, increasing the amount of taxable income available for distribution as of October 31, 2010, by $34,140,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $83,030,000.

For tax purposes, at October 31, 2010, the fund had $641,082,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,039,911,000 to offset future net capital gains of $324,558,000 through October 31, 2016, and $1,715,353,000 through October 31, 2017.

At October 31, 2010, the cost of investment securities for tax purposes was $35,631,062,000. Net unrealized appreciation of investment securities for tax purposes was $4,359,513,000, consisting of unrealized gains of $5,768,227,000 on securities that had risen in value since their purchase and $1,408,714,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2010, the fund purchased $13,883,409,000 of investment securities and sold $1,560,966,000 of investment securities, other than temporary cash investments.

45

Total International Stock Index Fund

G. Capital shares issued and redeemed were:
	Year Ended October 31,
	2010	2009
	Shares	Shares
	(000)	(000)
Issued	1,065,936	493,049
Issued in Lieu of Cash Distributions	38,553	43,832
Redeemed	(294,682)	(361,836)
Net Increase (Decrease) in Shares Outstanding	809,807	175,045

H. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements. In November 2010, the fund began to offer Admiral, Signal, Institutional, and Institutional Plus share classes to investors who meet certain administrative, service, and account-size criteria. In 2011, the fund will offer an ETF share class. In addition, the fund will change its benchmark index from the MSCI EAFE + Emerging Markets Index to the MSCI All Country World ex USA Investable Market Index. This transition is expected to be completed in the near term.

46

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard Total International Stock Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total International Stock Index Fund (constituting a separate portfolio of Vanguard STAR Funds, hereafter referred to as the “Fund”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 9, 2010

Special 2010 tax information (unaudited) for Vanguard Total International Stock Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $424,106,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $785,286,000 and foreign taxes paid of $65,126,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

47

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income , using actual prior-year figures and estimates for 2010. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total International Stock Index Fund
Periods Ended October 31, 2010
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	13.28%	5.33%	4.69%
Returns After Taxes on Distributions	12.84	4.85	4.14
Returns After Taxes on Distributions and Sale of Fund Shares	9.06	4.47	3.81

Returns do not reflect the 2% fee on redemptions of shares held for less than two months.

48

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 2% fee on redemptions of shares held for less than two months, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

49

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	4/30/2010	10/31/2010	Period
Based on Actual Fund Return	$1,000.00	$1,076.50	$1.36
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.89	1.33

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

50

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

51

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

52

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
Institutional Investor Services > 800-523-1036	bears no liability with respect to any such funds or
Text Telephone for People	securities. For any such funds or securities, the
With Hearing Impairment > 800-749-7273	prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1130 122010

Vanguard Developed Markets
Index Fund Annual Report

October 31, 2010

> Vanguard Developed Markets Index Fund returned about 10% for the fiscal year ended October 31, 2010.

> The fund’s return was in line with that of its target index, the MSCI EAFE Index (after adjustments for fair-value pricing), but lagged the average return for international funds.

> Despite some challenges, the fund’s returns reflected the global economy’s improvement—particularly in the top-performing materials, industrials, and consumer-oriented sectors.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
Your Fund’s After-Tax Returns.	37
About Your Fund’s Expenses.	38
Glossary.	40

Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	9.87%
Institutional Shares	10.05
MSCI EAFE Index	8.36
International Funds Average	12.88

International Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
October 31, 2009, Through October 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$9.26	$10.06	$0.109	$0.000
Institutional Shares	9.28	9.99	0.000	0.000

The inception date of the Institutional Shares is January 22, 2010. For the fiscal year ended October 31, 2010, the return for Institutional Shares shown in the Your Fund’s Total Returns table above reflects a blend of the historical performance of the fund’s Investor Shares prior to January 22, 2010, and of the Institutional Shares from then on. The starting share price for Institutional Shares in the Your Fund’s Performance at a Glance table above is from January 22, 2010.

1

Chairman’s Letter

Dear Shareholder,

Although global stock markets experienced significant volatility through the spring and summer as Europe’s sovereign debt crisis continued, international stocks rebounded in the final two months of the fiscal year and finished ahead for the period. In a reversal from fiscal-year 2009, however, their performance trailed that of the broad U.S. market.

Vanguard Developed Markets Index Fund returned about 10% for the fiscal year, behind the average return of about 13% for international peer funds. The fund’s benchmark index, the MSCI EAFE Index, returned about 8%, but the fund’s divergence from the benchmark result is explained largely by temporary price differences arising from fair-value pricing policies that are required by the Securities and Exchange Commission. Please see the text box that appears later in this letter for more on fair-value pricing.

If you own the fund in a taxable account, you may wish to review the table and discussion on after-tax returns for the fiscal year, based on the highest tax bracket, later in this report.

Also, please note that in October we announced plans to offer Institutional Plus Shares for the Developed Markets Index Fund. These shares, which require a minimum initial investment of $100 million, will be available at the end of November.

2

Stock market performance was better than it felt
Global stock prices rallied at the start of

the period but struggled through the spring and summer, weighed down by Europe’s sovereign debt crisis and the slow pace of economic recovery in the United States. In the fiscal year’s final months, the mood turned. Stock prices climbed on continued strength in corporate earnings. In the United States, stocks also seemed to get a boost from the Federal Reserve Board’s hints that it would try to stimulate the economy with a second round of U.S. Treasury bond purchases. (In early November, the Fed announced that it would buy as much as $600 billion in Treasuries.)

For the 12 months, the broad U.S. stock market returned about 19%, a performance that was better than it felt in a year of ups and downs. Small-capitalization stocks did even better. International stocks returned about 13% on the strength of a powerful rally in emerging markets and solid single-digit gains in developed markets in Europe and the Pacific region.

Despite shrinking yields, bonds attracted investor dollars
Although fixed income yields have fallen to

generational lows, investors continued to bid up bond prices. The broad U.S. bond market produced a 12-month return of about 8% as the yield of the 10-year U.S. Treasury note fell from 3.39% at the start of the period to 2.61% at the close.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	17.67%	-6.14%	1.99%
Russell 2000 Index (Small-caps)	26.58	-3.91	3.07
Dow Jones U.S. Total Stock Market Index	19.04	-5.55	2.52
MSCI All Country World Index ex USA (International)	13.08	-7.62	6.21

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	8.01%	7.23%	6.45%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	7.78	5.79	5.20
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.89	2.41

CPI
Consumer Price Index	1.17%	1.54%	1.89%

3

Tax-exempt municipal bonds also rallied. Bond prices and yields move in opposite directions, of course, so abundant returns built on rising prices could mean leaner pickings in the years ahead.

The yields of money market securities hovered near 0%, consistent with the Federal Reserve Board’s target for short-term rates.

Stocks overcome obstacles on path to positive returns
Vanguard Developed Markets Index Fund weathered a journey that was alternately stormy and sunny en route to ultimately positive results for the fiscal year. Returns were up and down as fear over the consequences of Greece’s debt problems spread to Spain, Portugal, Italy, and Ireland. Over the final two months, however, the fund advanced more than 14%.

The Developed Markets Index Fund invests about two-thirds of its assets in European stocks and about one-third in the Pacific region. Less than 1% of the fund is allocated to stocks from Israel, which made the switch to developed markets from emerging markets in May and is the lone representative from the Middle East. Pacific region stocks returned close to 9% for the fiscal year, while European stocks advanced more than 8%. During the period, the dollar appreciated against the euro and depreciated against the yen, which had the effect of lowering European returns and raising those from Japanese stocks for U.S.-based investors.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Developed Markets Index Fund	0.22%	0.08%	1.44%

The fund expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2010, the Investor Shares’ expense ratio was 0.22%. The annualized expense ratio for the Institutional Shares from their inception on January 22, 2010, through October 31, 2010, was 0.07%. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: International Funds.

4

Stocks in the United Kingdom, Europe’s largest market, gained more than 12% and were responsible for a significant portion of the fund’s returns. Economic growth exceeded expectations in the U.K., where materials, consumer staples, and telecommunication services companies were top contributors.

Many of Europe’s best returns came from Scandinavian countries, which were farthest removed from the debt problems that plagued some of the economies to the south. Some of the region’s gains were offset by negative returns from Greek stocks––which lost nearly half their market value––as well as from equity markets in Spain, Italy, and Ireland.

The materials, industrials, and consumer-oriented sectors played prominent roles in Europe’s positive results. The only negative sector result came from financials (–5%), although the returns for energy and utilities were less than 1 percent. Of course, many financial stocks were directly affected by the debt crisis.

While the Pacific region finished the period less than 1 percentage point ahead of Europe, its road to returns was much different. In contrast to Europe, the region saw greater returns in the first half of the fiscal year than in the second. Japan, by far the largest Pacific developed market,

Total Returns
Ten Years Ended October 31, 2010
Average
Annual Return
Developed Markets Index Fund Investor Shares	3.17%
MSCI EAFE Index	3.17
International Funds Average	2.63

International Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

returned about 5%. This result would have been lower if not for the rising yen, which reached a 15-year high against the U.S. dollar. Japan’s industrial stocks performed strongly, while its financial stocks were the greatest laggards.

Australia’s holdings contributed most to the Pacific region’s return, particularly its materials stocks, which rose as China’s demand for natural resources continued unabated. The Australian dollar, which reached a 30-year high against the U.S. dollar, also propped up results. Although Hong Kong and Singapore represent much smaller pieces of the Pacific market, their strong gains made a substantial contribution, especially in the financial sector.

The fund has a ten-year record of matching its benchmark
The Developed Markets Index Fund met its objective of tracking its benchmark index during the ten years ended October 31, 2010. Its average annual return of 3.17% during the decade also surpassed the average annual return of 2.63% recorded by its international funds peer group. As we noted previously, the fair-value pricing differences that can cause the fund to stray from its target index for short periods typically balance out over time.

Vanguard Quantitative Equity Group, the fund’s advisor, is responsible for the fund’s excellent tracking record. The advisor’s skill and experience are complemented by the fund’s exceptionally low expense ratio, which ensures that you keep more of the return.

6

International stocks have a place in a balanced plan
Investors in global equities have experienced a tumultuous trip over the past three years, from the plummeting returns of the financial crisis to the persistent recovery that’s now extended over 18 months from 2009’s bear-market lows. Of course, the recovery itself hasn’t been a completely smooth and straight upward climb. International stocks haven’t moved in tandem with U.S. stocks, and different countries and regions have also had divergent returns. A proven approach to this uncertainty, and the tendency for separate market segments to perform differently, is to create a diversified, well-balanced, long-term portfolio that matches your goals, risk tolerance, and time horizon.

Vanguard believes that international holdings can help diversify such a portfolio. With its low costs and long-term focus, the Developed Markets Index Fund can play an important role in providing you with exposure to developed international markets and helping you achieve diversification in your investment program.

Thank you for your confidence in Vanguard.

F. William McNabb III
Chairman and Chief Executive Officer
November 15, 2010

7

Developed Markets Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VDMIX	VIDMX
Expense Ratio[1]	0.22%	0.08%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Number of Stocks	981	965	1,811
Median Market Cap	$36.1B	$36.1B	$29.9B
Price/Earnings Ratio	16.1x	16.1x	16.2x
Price/Book Ratio	1.5x	1.5x	1.7x
Return on Equity	17.4%	17.4%	18.2%
Earnings Growth Rate	0.6%	0.6%	4.4%
Dividend Yield	3.0%	3.0%	2.8%
Turnover Rate	13%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer
Discretionary	10.4%	10.4%	9.1%
Consumer Staples	10.2	10.2	8.9
Energy	7.5	7.5	10.4
Financials	24.6	24.6	25.6
Health Care	8.4	8.4	6.0
Industrials	12.2	12.2	10.5
Information
Technology	4.7	4.7	6.3
Materials	10.7	10.7	12.4
Telecommunication
Services	5.9	5.9	6.2
Utilities	5.4	5.4	4.6

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.98	0.97
Beta	1.03	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton	Diversified Metals
	& Mining	2.0%
Royal Dutch Shell plc	Integrated Oil &
	Gas	1.9
Nestle SA	Packaged Foods &
	Meats	1.8
HSBC Holdings plc	Diversified Banks	1.7
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.3
Rio Tinto	Diversified Metals
	& Mining	1.2
BP plc	Integrated Oil &
	Gas	1.2
Novartis AG	Pharmaceuticals	1.1
Total SA	Integrated Oil &
	Gas	1.1
Telefonica SA	Integrated
	Telecommunication
	Services	1.0
Top Ten		14.3%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the Investor Shares’ expense ratio was 0.22%. The annualized expense ratio for the Institutional Shares from their inception on January 22, 2010, through October 31, 2010, was 0.07%.

8

Developed Markets Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index ex USA
Europe
United Kingdom	21.8%	21.7%	14.9%
France	10.3	10.3	7.1
Germany	8.3	8.3	5.7
Switzerland	7.7	7.7	5.3
Spain	3.8	3.8	2.6
Sweden	3.1	3.1	2.1
Italy	2.9	2.9	2.0
Netherlands	2.6	2.6	1.8
Finland	1.1	1.1	0.8
Denmark	1.0	1.0	0.7
Belgium	1.0	1.0	0.7
Other	1.9	2.0	1.4
Subtotal	65.5%	65.5%	45.1%
Pacific
Japan	20.8%	20.8%	14.3%
Australia	8.5	8.5	5.9
Hong Kong	2.6	2.6	1.8
Singapore	1.7	1.7	1.2
Other	0.1	0.1	0.1
Subtotal	33.7%	33.7%	23.3%
Middle East	0.8%	0.8%	0.5%
Emerging Markets
Other	0.0%	0.0%	23.5%
North America	0.0%	0.0%	7.6%

9

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Developed Markets Index Fund
	Investor Shares	9.87%	3.42%	3.17%	$13,661
••••••••	MSCI All Country World Index ex USA	13.08	6.21	5.46	17,012
– – – –	MSCI EAFE Index	8.36	3.31	3.17	13,666
	International Funds Average	12.88	3.69	2.63	12,966
International Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Developed Markets Index Fund
Institutional Shares	10.05%	3.45%	3.19%	$6,841,326
MSCI All Country World Index ex
USA	13.08	6.21	5.46	8,506,155
MSCI EAFE Index	8.36	3.31	3.17	6,833,108

The inception date of the Institutional Shares is January 22, 2010; the returns and other data shown in the table above reflect a blend of the historical performance of the fund’s Investor Shares prior to January 22, 2010, and of the Institutional Shares from then on.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

10

Developed Markets Index Fund

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/8/2000	3.38%	2.03%	2.53%
Institutional Shares	5/8/2000	3.51	2.05	2.54

The inception date of the Institutional Shares is January 22, 2010; the returns for the Institutional Shares shown in the table above reflect a blend of the historical performance of the fund’s Investor Shares prior to January 22, 2010, and of the Institutional Shares from then on. The inception date shown in the table is that of the fund’s Investor Shares.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

11

Developed Markets Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Australia (8.5%)
BHP Billiton Ltd.	3,160,355	130,591
Commonwealth
Bank of Australia	1,458,415	70,111
Westpac Banking Corp.	2,803,629	62,429
Australia & New Zealand
Banking Group Ltd.	2,385,789	58,206
National Australia
Bank Ltd.	1,997,377	49,991
Rio Tinto Ltd.	410,356	33,396
Woolworths Ltd.	1,168,355	32,435
Wesfarmers Ltd.	946,563	30,798
Newcrest Mining Ltd.	691,224	27,202
Westfield Group	2,064,593	25,111
Woodside Petroleum Ltd.	512,263	21,906
CSL Ltd.	541,425	17,461
QBE Insurance Group Ltd.	973,781	16,380
Origin Energy Ltd.	830,431	13,001
Macquarie Group Ltd.	324,646	11,543
Suncorp-Metway Ltd.	1,207,200	10,898
Telstra Corp. Ltd.	4,103,044	10,752
Foster’s Group Ltd.	1,818,715	10,428
AMP Ltd.	1,951,556	10,221
Santos Ltd.	784,813	9,704
Orica Ltd.	339,818	8,397
Brambles Ltd.	1,337,859	8,367
Stockland	2,242,536	8,305
Amcor Ltd.	1,148,025	7,565
Insurance Australia
Group Ltd.	1,954,058	7,308
* Fortescue Metals
Group Ltd.	1,168,158	7,183
AGL Energy Ltd.	422,969	6,678
Coca-Cola Amatil Ltd.	531,429	6,334
Transurban Group	1,195,681	6,117
ASX Ltd.	163,107	5,943
Incitec Pivot Ltd.	1,526,238	5,589

			Market
			Value
		Shares	($000)
	AXA Asia Pacific
	Holdings Ltd.	970,106	5,166
	TABCORP Holdings Ltd.	646,613	4,678
	Wesfarmers Ltd. Price
	Protected Shares	142,605	4,671
^	Leighton Holdings Ltd.	128,036	4,607
	Alumina Ltd.	2,289,947	4,576
	GPT Group	1,655,123	4,534
	OZ Minerals Ltd.	2,925,477	4,512
*	Asciano Group	2,747,395	4,221
	Computershare Ltd.	420,807	4,178
	WorleyParsons Ltd.	181,296	4,086
	Mirvac Group	3,090,622	3,933
	Toll Holdings Ltd.	631,062	3,839
	Goodman Group	6,021,086	3,724
	Sonic Healthcare Ltd.	345,595	3,687
	Cochlear Ltd.	52,921	3,687
	Dexus Property Group	4,524,841	3,685
	CFS Retail Property Trust	2,001,701	3,645
	Lend Lease Group	508,972	3,593
	Crown Ltd.	428,572	3,510
	BlueScope Steel Ltd.	1,728,254	3,396
	OneSteel Ltd.	1,256,035	3,334
	Intoll Group	2,138,828	3,151
	Metcash Ltd.	723,263	3,096
	Bendigo and Adelaide
	Bank Ltd.	341,025	3,028
	Boral Ltd.	682,520	2,939
	Tatts Group Ltd.	1,199,743	2,938
*	Qantas Airways Ltd.	1,048,114	2,926
^	Fairfax Media Ltd.	1,998,222	2,839
*	Paladin Energy Ltd.	639,047	2,580
	CSR Ltd.	1,419,593	2,537
	Sims Metal
	Management Ltd.	153,903	2,472
*	James Hardie Industries SE	413,484	2,191
	MacArthur Coal Ltd.	166,900	1,968
	Goodman Fielder Ltd.	1,314,911	1,912
	Harvey Norman
	Holdings Ltd.	503,752	1,644

12

Developed Markets Index Fund

			Market
			Value
		Shares	($000)
	Billabong International Ltd.	194,016	1,546
	Caltex Australia Ltd.	125,851	1,434
	Aristocrat Leisure Ltd.	372,735	1,284
	SP AusNet	1,253,751	1,140
	Newcrest
	Mining Ltd. ADR	28,700	1,131
	MAp Group	357,017	1,067
	Energy Resources of
	Australia Ltd.	63,440	812
			860,247
Austria (0.3%)
	Erste Group Bank AG	177,737	8,030
	OMV AG	140,758	5,265
	Telekom Austria AG	311,839	4,776
	Voestalpine AG	103,982	4,129
*	IMMOFINANZ AG	939,726	3,706
^	Raiffeisen Bank
	International AG	50,981	2,879
^	Verbund AG	71,297	2,852
	Vienna Insurance Group
	AG Wiener
	Versicherung Gruppe	36,270	1,950
			33,587
Belgium (1.0%)
	Anheuser-Busch InBev NV	679,726	42,689
	Groupe Bruxelles
	Lambert SA	75,790	6,714
	Delhaize Group SA	94,983	6,639
*	KBC Groep NV	151,327	6,590
	Ageas	2,114,324	6,510
	Solvay SA Class A	56,112	5,946
	Belgacom SA	144,024	5,656
	Umicore	107,058	5,045
	Colruyt SA	70,708	3,991
	UCB SA	95,236	3,694
*	Dexia SA	520,697	2,320
	Mobistar SA	25,806	1,708
	Cie Nationale a Portefeuille	25,231	1,350
			98,852
Denmark (1.0%)
	Novo Nordisk A/S Class B	410,238	43,076
*	Danske Bank A/S	427,986	11,369
	Carlsberg A/S Class B	100,790	11,019
	AP Moller - Maersk A/S
	Class B	1,244	10,795
*	Vestas Wind Systems A/S	191,463	6,103
	Novozymes A/S	43,305	5,770
	AP Moller - Maersk A/S	520	4,371
	DSV A/S	195,970	4,018
	Coloplast A/S Class B	21,416	2,652
*	William Demant Holding A/S	22,043	1,652
	Tryg A/S	24,525	1,236
			102,061

			Market
			Value
		Shares	($000)
Finland (1.1%)
	Nokia Oyj	3,526,614	37,874
	Fortum Oyj	418,632	11,873
	Sampo Oyj	395,842	11,085
	UPM-Kymmene Oyj	489,330	8,130
	Kone Oyj Class B	146,455	7,847
	Metso Oyj	120,048	5,692
	Stora Enso Oyj	550,994	5,475
	Wartsila Oyj	74,119	5,198
	Nokian Renkaat Oyj	101,428	3,516
	Kesko Oyj Class B	63,100	3,131
	Elisa Oyj	125,831	2,691
	Outokumpu Oyj	121,894	2,190
	Neste Oil Oyj	119,480	1,982
	Orion Oyj Class B	86,652	1,843
	Sanoma Oyj	75,465	1,703
	Pohjola Bank plc	130,486	1,651
	Rautaruukki Oyj	80,587	1,601
			113,482
France (10.2%)
	Total SA	1,990,321	108,342
	Sanofi-Aventis SA	987,451	69,183
	BNP Paribas	892,482	65,281
^	GDF Suez	1,171,007	46,790
	France Telecom SA	1,745,973	41,892
	LVMH Moet Hennessy
	Louis Vuitton SA	230,568	36,174
	Societe Generale	592,175	35,510
	Danone	549,135	34,818
	Air Liquide SA	266,358	34,487
	Vivendi SA	1,157,679	33,081
	Schneider Electric SA	226,376	32,164
	Carrefour SA	564,240	30,550
	AXA SA	1,617,373	29,496
	L’Oreal SA	225,717	26,514
	ArcelorMittal	808,460	26,161
	Vinci SA	410,454	22,009
	Unibail-Rodamco SE	85,890	17,921
	Cie de St-Gobain	361,994	17,007
	Pernod-Ricard SA	186,216	16,552
	Credit Agricole SA	875,067	14,352
^	Cie Generale des
	Etablissements Michelin
	Class B	164,301	13,128
	Cie Generale d’Optique
	Essilor International SA	189,460	12,662
	PPR	71,584	11,774
	EDF SA	243,826	11,186
	Lafarge SA	188,931	10,804
	Vallourec SA	102,553	10,663
	Hermes International	49,763	10,570
*	European Aeronautic
	Defence and Space
	Co. NV	384,183	10,106
*	Renault SA	181,017	10,106

13

Developed Markets Index Fund

			Market
			Value
		Shares	($000)
	Alstom SA	193,688	9,782
	Bouygues SA	217,299	9,611
	Veolia Environnement	325,240	9,564
	Christian Dior SA	59,855	8,662
	Technip SA	92,560	7,798
*	Alcatel-Lucent	2,180,263	7,665
	SES SA	281,613	7,232
	Cap Gemini SA	138,304	7,060
	Publicis Groupe SA	116,000	5,779
	Sodexo	88,489	5,759
	Accor SA	139,925	5,742
*	Peugeot SA	143,016	5,721
	STMicroelectronics NV	598,529	5,249
*	Natixis	819,382	5,033
	Safran SA	156,672	4,970
	Suez Environnement Co.	252,986	4,950
	Casino Guichard
	Perrachon SA	51,801	4,873
	Legrand SA	123,600	4,773
	Lagardere SCA	110,803	4,734
	Groupe Eurotunnel SA	452,271	4,499
	Dassault Systemes SA	55,803	4,284
	SCOR SE	157,630	3,876
	Eutelsat Communications	93,961	3,536
	Klepierre	89,730	3,493
	Thales SA	84,526	3,449
	Bureau Veritas SA	46,257	3,419
*	Cie Generale de
	Geophysique-Veritas	135,652	3,169
*	Edenred	138,409	2,899
	CNP Assurances	139,971	2,797
	Fonciere Des Regions	22,777	2,604
	Neopost SA	29,196	2,425
	ICADE	21,884	2,405
	Aeroports de Paris	27,935	2,374
*	Air France-KLM	126,846	2,316
	Societe BIC SA	25,159	2,233
	Gecina SA	17,691	2,148
	Imerys SA	35,955	2,148
	Eurazeo	27,343	2,079
*	Atos Origin SA	42,387	1,962
	Eiffage SA	38,130	1,885
*	JCDecaux SA	62,353	1,831
	Societe Television
	Francaise 1	109,636	1,797
	Eramet	5,045	1,751
	Iliad SA	15,531	1,750
	Metropole Television SA	60,242	1,475
	PagesJaunes Groupe	117,545	1,296
	BioMerieux	11,295	1,089
	Ipsen SA	28,068	989
			1,036,218
Germany (8.2%)
	Siemens AG	774,803	88,417
	BASF SE	864,922	62,890
	Bayer AG	778,729	58,083

			Market
			Value
		Shares	($000)
	Allianz SE	427,435	53,527
	E.ON AG	1,695,892	53,082
*	Daimler AG	768,136	50,585
	Deutsche Bank AG	876,988	50,520
	SAP AG	808,190	42,106
	Deutsche Telekom AG	2,669,581	38,673
	RWE AG	394,317	28,257
	Muenchener
	Rueckversicherungs AG	177,484	27,741
	Volkswagen AG Prior Pfd.	160,211	24,023
	Linde AG	159,047	22,883
	Bayerische Motoren
	Werke AG	311,734	22,343
	Deutsche Post AG	796,020	14,838
	Deutsche Boerse AG	183,858	12,934
	Adidas AG	197,259	12,848
	ThyssenKrupp AG	315,178	11,596
	Fresenius Medical Care
	AG & Co. KGaA	181,161	11,530
	MAN SE	99,632	10,944
	Henkel AG & Co.
	KGaA Prior Pfd.	167,767	9,892
	K&S AG	135,094	9,398
	Metro AG	121,984	8,548
*	Infineon Technologies AG 1,022,171		8,042
	HeidelbergCement AG	132,128	6,899
	Fresenius SE Prior Pfd.	76,274	6,836
	Beiersdorf AG	94,668	6,166
	Henkel AG & Co. KGaA	122,014	6,047
*	Commerzbank AG	665,662	5,995
*	Daimler AG	81,276	5,363
	Merck KGaA	60,659	5,050
*	Deutsche Lufthansa AG	214,891	4,594
	Porsche Automobil
	Holding SE Prior Pfd.	82,312	4,213
*	QIAGEN NV	219,905	4,167
*	Continental AG	47,316	4,108
	GEA Group AG	156,841	4,100
	Hochtief AG	42,879	3,718
	Volkswagen AG	27,841	3,650
	Wacker Chemie AG	14,767	3,045
	Hannover
	Rueckversicherung AG	56,853	2,876
*	Deutsche Postbank AG	82,540	2,871
	Salzgitter AG	39,560	2,838
	RWE AG Prior Pfd.	36,696	2,485
	Bayerische Motoren Werke
	AG Prior Pfd.	49,259	2,398
	Fresenius SE	26,536	2,340
	Fraport AG Frankfurt Airport
	Services Worldwide	34,539	2,191
	United Internet AG	111,839	2,003
	Celesio AG	72,987	1,740
	Puma AG Rudolf
	Dassler Sport	4,967	1,649

14

Developed Markets Index Fund

			Market
			Value
		Shares	($000)
*	TUI AG	129,927	1,515
	Suedzucker AG	61,684	1,456
			834,013
Greece (0.3%)
	National Bank of
	Greece SA	902,248	9,903
	Coca Cola Hellenic
	Bottling Co. SA	171,645	4,434
	OPAP SA	211,304	3,981
	Bank of Cyprus
	Public Co. Ltd.	798,954	3,723
*	Alpha Bank AE	479,382	3,167
*	EFG Eurobank Ergasias SA	302,400	1,866
	Public Power Corp. SA	108,476	1,815
*	Piraeus Bank SA	314,184	1,632
	Hellenic Telecommunications
	Organization SA	193,887	1,549
	Hellenic Telecommunications
	Organization SA ADR	71,648	287
			32,357
Hong Kong (2.6%)
	Sun Hung Kai
	Properties Ltd.	1,330,553	22,888
	Hong Kong Exchanges
	and Clearing Ltd.	964,254	21,285
	Cheung Kong
	Holdings Ltd.	1,307,978	19,978
	Hutchison Whampoa Ltd.	2,004,491	19,797
	CLP Holdings Ltd.	1,810,658	14,720
	Li & Fung Ltd.	2,146,769	11,367
	BOC Hong Kong
	Holdings Ltd.	3,487,308	10,968
	Hang Seng Bank Ltd.	720,597	10,559
	Swire Pacific Ltd. Class A	722,773	10,288
	Hong Kong & China
	Gas Co. Ltd.	4,059,356	9,803
	Hang Lung Properties Ltd. 1,959,478		9,612
	Wharf Holdings Ltd.	1,297,111	8,540
	Hongkong Electric
	Holdings Ltd.	1,305,385	8,299
	Henderson Land
	Development Co. Ltd.	1,018,559	7,260
	Link REIT	2,068,524	6,384
	Bank of East Asia Ltd.	1,430,978	6,135
	Esprit Holdings Ltd.	1,088,694	5,876
	MTR Corp.	1,345,597	5,135
	Hang Lung Group Ltd.	754,819	5,019
*	Sands China Ltd.	2,261,600	4,932
	New World
	Development Ltd.	2,389,601	4,736
	Kerry Properties Ltd.	669,273	3,718
	Sino Land Co. Ltd.	1,606,286	3,368
*	Wynn Macau Ltd.	1,461,600	3,236
	Wheelock & Co. Ltd.	863,353	3,032
	Cathay Pacific
	Airways Ltd.	1,101,280	2,967

			Market
			Value
		Shares	($000)
	Shangri-La Asia Ltd.	1,214,983	2,739
	Yue Yuen Industrial
	Holdings Ltd.	695,683	2,495
*	AIA Group Ltd.	771,000	2,293
	Hysan Development
	Co. Ltd.	584,624	2,264
	Wing Hang Bank Ltd.	166,616	1,952
	NWS Holdings Ltd.	780,985	1,845
	Orient Overseas
	International Ltd.	203,659	1,790
	Cheung Kong Infrastructure
	Holdings Ltd.	420,746	1,759
	Hopewell Holdings Ltd.	536,977	1,692
	ASM Pacific
	Technology Ltd.	182,859	1,653
*,^	Foxconn International
	Holdings Ltd.	1,983,422	1,465
	Television Broadcasts Ltd.	265,375	1,419
	PCCW Ltd.	3,676,347	1,407
	Lifestyle International
	Holdings Ltd.	542,956	1,264
*	Mongolia Energy Co. Ltd.	2,808,781	1,079
*	Henderson Land
	Development Co. Ltd.
	Warrants Exp. 06/01/2011	200,711	78
			267,096
Ireland (0.3%)
	CRH plc	666,885	11,519
	Kerry Group plc Class A	131,600	4,843
*	Elan Corp. plc	465,736	2,585
*	Governor & Co. of the
	Bank of Ireland	3,209,799	2,397
	Ryanair Holdings
	plc ADR	56,721	1,851
	WPP plc ADR	19,480	1,131
	Ryanair Holdings plc	70,448	406
			24,732
Israel (0.8%)
	Teva Pharmaceutical
	Industries Ltd.	877,946	45,531
	Israel Chemicals Ltd.	416,276	6,353
*	Bank Leumi Le-Israel BM	1,106,495	5,092
	Bezeq Israeli
	Telecommunication
	Corp. Ltd.	1,645,702	4,327
*	Bank Hapoalim BM	930,096	4,215
*	Israel Corp. Ltd.	2,165	2,322
*	NICE Systems Ltd.	58,800	1,941
	Partner Communications
	Co. Ltd.	81,251	1,650
	Cellcom Israel Ltd.
	(Registered)	47,323	1,590
	Elbit Systems Ltd.	22,131	1,175
	Mizrahi Tefahot Bank Ltd.	116,860	1,091
	Makhteshim-Agan
	Industries Ltd.	213,552	1,078

15

Developed Markets Index Fund

			Market
			Value
		Shares	($000)
	Delek Group Ltd.	3,792	1,058
*	Israel Discount Bank Ltd.
	Class A	514,525	1,044
	Discount Investment Corp.	24,376	559
	Ormat Industries	56,604	449
			79,475
Italy (2.9%)
	ENI SPA	2,451,675	55,205
	Enel SPA	6,198,599	35,407
	UniCredit SPA	12,704,807	33,122
	Intesa Sanpaolo SPA
	(Registered)	7,253,105	25,510
	Assicurazioni
	Generali SPA	1,099,560	24,102
	Telecom Italia SPA
	(Registered)	8,831,339	13,554
	Fiat SPA	720,618	12,203
	Saipem SPA	249,463	11,083
	Tenaris SA	444,540	9,217
	Snam Rete Gas SPA	1,351,769	7,329
	Telecom Italia SPA
	(Bearer)	5,703,143	6,998
	Unione di Banche
	Italiane SCPA	574,953	6,071
	Terna Rete Elettrica
	Nazionale SPA	1,234,057	5,695
	Finmeccanica SPA	380,268	5,314
	Atlantia SPA	225,555	5,156
	Mediaset SPA	672,376	4,964
*	Mediobanca SPA	444,606	4,609
	Parmalat SPA	1,621,972	4,459
	Prysmian SPA	170,715	3,309
	Banco Popolare SC	606,651	3,260
	Luxottica Group SPA	109,255	3,227
*	Banca Monte dei Paschi
	di Siena SPA	2,089,205	2,941
	Intesa Sanpaolo SPA
	(Bearer)	876,594	2,402
	Pirelli & C SPA	209,816	1,793
	Banca Popolare
	di Milano Scarl	368,525	1,723
	A2A SPA	1,023,196	1,668
	Exor SPA	61,187	1,573
*	Autogrill SPA	109,161	1,456
	Banca Carige SPA	539,715	1,307
^	Mediolanum SPA	202,683	953
			295,610
Japan (20.7%)
	Toyota Motor Corp.	2,597,593	92,007
	Honda Motor Co. Ltd.	1,555,192	56,063
	Mitsubishi UFJ Financial
	Group Inc.	11,991,436	55,652
	Canon Inc.	1,067,735	49,151
	Sumitomo Mitsui
	Financial Group Inc.	1,264,552	37,744

		Market
		Value
	Shares	($000)
Takeda
Pharmaceutical Co. Ltd.	706,030	33,096
Tokyo Electric
Power Co. Inc.	1,339,646	31,988
Sony Corp.	946,135	31,967
Mitsubishi Corp.	1,278,339	30,705
Mizuho Financial
Group Inc.	18,884,936	27,389
Panasonic Corp.	1,848,152	26,941
Fanuc Ltd.	180,561	26,140
Mitsui & Co. Ltd.	1,636,520	25,738
Softbank Corp.	764,687	24,558
NTT DoCoMo Inc.	14,435	24,333
Nintendo Co. Ltd.	93,459	24,133
Nippon Telegraph &
Telephone Corp.	489,277	22,067
Komatsu Ltd.	893,390	21,836
Nissan Motor Co. Ltd.	2,340,988	20,575
East Japan Railway Co.	320,256	19,777
Shin-Etsu Chemical Co. Ltd.	386,519	19,545
Mitsubishi Estate Co. Ltd.	1,113,995	19,515
Hitachi Ltd.	4,254,044	19,227
Tokio Marine Holdings Inc.	681,712	19,167
Toshiba Corp.	3,790,786	18,973
Kansai Electric
Power Co. Inc.	712,535	18,034
Nomura Holdings Inc.	3,325,163	17,087
Mitsubishi Electric Corp.	1,820,104	17,058
Seven & I Holdings Co. Ltd.	709,161	16,462
Astellas Pharma Inc.	418,330	15,563
Chubu Electric
Power Co. Inc.	609,867	15,413
Kyocera Corp.	153,156	15,264
Nippon Steel Corp.	4,804,073	15,100
Mitsui Fudosan Co. Ltd.	789,235	14,925
KDDI Corp.	2,744	14,792
FUJIFILM Holdings Corp.	435,572	14,531
Denso Corp.	457,260	14,220
JFE Holdings Inc.	433,274	13,511
Daiichi Sankyo Co. Ltd.	635,332	13,464
Sumitomo Corp.	1,061,749	13,443
Japan Tobacco Inc.	4,245	13,188
Kao Corp.	509,264	12,944
JX Holdings Inc.	2,118,372	12,487
ITOCHU Corp.	1,420,573	12,450
MS&AD Insurance
Group Holdings	507,607	12,161
Fujitsu Ltd.	1,757,470	11,989
Tokyo Gas Co. Ltd.	2,420,767	11,389
Bridgestone Corp.	612,827	10,970
Kirin Holdings Co. Ltd.	788,787	10,809
Central Japan Railway Co.	1,420	10,741
Murata
Manufacturing Co. Ltd.	191,088	10,738
Inpex Corp.	2,023	10,535

16

Developed Markets Index Fund

			Market
			Value
		Shares	($000)
	Mitsubishi Heavy
	Industries Ltd.	2,861,383	10,401
	Nidec Corp.	102,469	10,119
	Marubeni Corp.	1,556,104	9,775
	Keyence Corp.	39,121	9,692
	Kubota Corp.	1,091,548	9,680
	Hoya Corp.	409,729	9,571
	Sharp Corp.	942,077	9,306
*	NKSJ Holdings Inc.	1,330,583	9,131
	Dai-ichi Life
	Insurance Co. Ltd.	7,536	9,129
	Asahi Glass Co. Ltd.	950,376	9,117
	Tokyo Electron Ltd.	161,545	9,115
	Sumitomo Electric
	Industries Ltd.	710,009	9,035
	Tohoku Electric
	Power Co. Inc.	402,395	9,025
	Secom Co. Ltd.	197,708	8,995
	ORIX Corp.	98,549	8,977
	Ricoh Co. Ltd.	632,506	8,848
	Kyushu Electric
	Power Co. Inc.	356,949	8,450
	Eisai Co. Ltd.	237,305	8,164
	Terumo Corp.	158,853	8,067
	Sumitomo Metal
	Mining Co. Ltd.	493,878	7,859
	Toray Industries Inc.	1,356,568	7,859
	SMC Corp.	50,871	7,766
	Daikin Industries Ltd.	220,649	7,677
	Suzuki Motor Corp.	314,483	7,675
	Sumitomo Realty &
	Development Co. Ltd.	337,152	7,344
	Sumitomo Metal
	Industries Ltd.	3,163,577	7,343
	Asahi Breweries Ltd.	363,789	7,337
	Sumitomo Trust &
	Banking Co. Ltd.	1,339,939	7,316
	Asahi Kasei Corp.	1,188,011	6,989
	Osaka Gas Co. Ltd.	1,825,836	6,895
	Mitsui OSK Lines Ltd.	1,077,692	6,892
	NEC Corp.	2,448,777	6,814
	Shiseido Co. Ltd.	319,532	6,671
	Dai Nippon
	Printing Co. Ltd.	528,050	6,661
	Aeon Co. Ltd.	564,205	6,645
	TDK Corp.	115,716	6,602
	Fast Retailing Co. Ltd.	49,979	6,547
	Sumitomo
	Chemical Co. Ltd.	1,478,823	6,447
	Daiwa Securities
	Group Inc.	1,561,452	6,366
	Mitsubishi Chemical
	Holdings Corp.	1,202,946	6,187
	Nippon Yusen KK	1,437,253	6,029
	Ajinomoto Co. Inc.	626,525	5,971
	West Japan Railway Co.	1,597	5,929

			Market
			Value
		Shares	($000)
	Nitto Denko Corp.	154,979	5,799
	Rohm Co. Ltd.	92,020	5,739
	Nikon Corp.	301,058	5,686
	Bank of Yokohama Ltd.	1,150,600	5,641
	Aisin Seiki Co. Ltd.	179,724	5,631
	Chugoku Electric
	Power Co. Inc.	278,496	5,613
	Odakyu Electric
	Railway Co. Ltd.	590,085	5,439
	Olympus Corp.	203,677	5,337
	T&D Holdings Inc.	255,590	5,219
	Rakuten Inc.	6,768	5,210
	Hankyu Hanshin
	Holdings Inc.	1,082,491	5,189
	Kobe Steel Ltd.	2,337,070	5,136
	Sekisui House Ltd.	543,163	5,105
	Yamada Denki Co. Ltd.	77,147	5,006
	Shionogi & Co. Ltd.	279,899	4,886
	Daiwa House
	Industry Co. Ltd.	452,470	4,876
^	Kintetsu Corp.	1,538,012	4,870
	Shikoku Electric
	Power Co. Inc.	164,211	4,854
	Shizuoka Bank Ltd.	564,838	4,836
	Tokyu Corp.	1,076,150	4,811
	Nippon Building
	Fund Inc. Class A	487	4,772
	Yahoo Japan Corp.	13,656	4,767
	Toyota Industries Corp.	168,465	4,751
	Yamato Holdings Co. Ltd.	373,886	4,714
	Kuraray Co. Ltd.	325,035	4,655
	JS Group Corp.	235,169	4,622
	Oriental Land Co. Ltd.	47,298	4,581
^	Resona Holdings Inc.	569,871	4,533
	Unicharm Corp.	116,716	4,459
	Japan Real Estate
	Investment Corp.	463	4,457
	Chiba Bank Ltd.	717,380	4,429
	Omron Corp.	190,945	4,424
	Konica Minolta
	Holdings Inc.	452,032	4,368
	Daito Trust
	Construction Co. Ltd.	71,915	4,349
	Tobu Railway Co. Ltd.	772,012	4,335
*	Mitsubishi Motors Corp.	3,638,479	4,322
	Isuzu Motors Ltd.	1,115,999	4,286
	Toppan Printing Co. Ltd.	529,236	4,251
	Nippon Electric
	Glass Co. Ltd.	327,091	4,204
	Keikyu Corp.	443,807	4,195
	Hokuriku Electric Power Co.	165,541	4,017
	Isetan Mitsukoshi
	Holdings Ltd.	355,089	3,918
*	Yamaha Motor Co. Ltd.	248,379	3,811
	Keio Corp.	544,915	3,810
	Fuji Heavy Industries Ltd.	551,655	3,802

17

Developed Markets Index Fund

			Market
			Value
		Shares	($000)
	JGC Corp.	195,604	3,741
	OJI Paper Co. Ltd.	801,400	3,697
	Dentsu Inc.	156,578	3,690
	Makita Corp.	104,939	3,679
	Kawasaki Heavy
	Industries Ltd.	1,331,661	3,677
	Chugai
	Pharmaceutical Co. Ltd.	209,676	3,676
	NTT Data Corp.	1,188	3,653
	Mazda Motor Corp.	1,432,940	3,642
	NGK Insulators Ltd.	238,556	3,612
	Hokkaido Electric
	Power Co. Inc.	171,430	3,606
	Mitsubishi Tanabe
	Pharma Corp.	211,392	3,458
	Ono
	Pharmaceutical Co. Ltd.	79,623	3,383
	Chuo Mitsui Trust
	Holdings Inc.	934,404	3,371
*	Mitsubishi Materials Corp. 1,054,195		3,300
	Teijin Ltd.	883,519	3,271
	Electric Power
	Development Co. Ltd.	109,206	3,231
	Nippon Express Co. Ltd.	796,288	3,164
	Benesse Holdings Inc.	65,528	3,145
	Shimano Inc.	62,980	3,138
	NSK Ltd.	413,760	3,128
	Toyota Tsusho Corp.	201,353	3,117
	Nitori Holdings Co. Ltd.	34,816	3,063
	Sega Sammy Holdings Inc.	187,634	3,061
	Hirose Electric Co. Ltd.	30,078	3,023
*	All Nippon Airways Co. Ltd.	791,075	2,992
	Ibiden Co. Ltd.	121,370	2,986
	MEIJI Holdings Co. Ltd.	64,322	2,969
	Sumitomo Heavy
	Industries Ltd.	514,726	2,926
	JSR Corp.	169,149	2,918
	Advantest Corp.	151,209	2,872
	Sony Financial Holdings Inc.	818	2,845
	Japan Steel Works Ltd.	297,200	2,836
	Brother Industries Ltd.	221,169	2,823
	Fukuoka Financial
	Group Inc.	725,182	2,813
	Kurita Water Industries Ltd.	106,382	2,756
	Sankyo Co. Ltd.	50,980	2,716
	Joyo Bank Ltd.	621,983	2,706
	Bank of Kyoto Ltd.	301,812	2,695
	Taisho
	Pharmaceutical Co. Ltd.	127,239	2,679
	Yakult Honsha Co. Ltd.	91,437	2,676
	Trend Micro Inc.	92,044	2,604
	Sekisui Chemical Co. Ltd.	408,104	2,593
	Hisamitsu
	Pharmaceutical Co. Inc.	63,255	2,590
	Lawson Inc.	56,476	2,566
	Kawasaki Kisen Kaisha Ltd.	649,730	2,523

			Market
			Value
		Shares	($000)
	Obayashi Corp.	611,738	2,492
	Jupiter
	Telecommunications
	Co. Ltd.	2,288	2,470
	Daihatsu Motor Co. Ltd.	180,861	2,443
	Toyo Seikan Kaisha Ltd.	143,062	2,441
	Showa Denko KK	1,332,024	2,436
	Santen
	Pharmaceutical Co. Ltd.	69,862	2,407
	Kyowa Hakko Kirin Co. Ltd.	243,735	2,390
	Mitsui Chemicals Inc.	813,188	2,382
	Japan Retail Fund
	Investment Corp.
	Class A	1,522	2,371
	IHI Corp.	1,245,805	2,366
	TonenGeneral Sekiyu KK	264,700	2,360
	Nippon Paper Group Inc.	92,397	2,346
^	GS Yuasa Corp.	351,002	2,341
	J Front Retailing Co. Ltd.	454,287	2,328
	SBI Holdings Inc.	18,760	2,285
	Stanley Electric Co. Ltd.	136,145	2,282
	Mitsubishi Gas
	Chemical Co. Inc.	364,907	2,256
	Furukawa Electric Co. Ltd.	596,843	2,224
	Nisshin Seifun Group Inc.	178,766	2,213
	Amada Co. Ltd.	335,602	2,208
	Ube Industries Ltd.	896,316	2,199
	Nissin Foods
	Holdings Co. Ltd.	60,620	2,195
	Hokuhoku Financial
	Group Inc.	1,175,317	2,173
	THK Co. Ltd.	112,984	2,169
	Sojitz Corp.	1,173,022	2,156
	Shimizu Corp.	556,133	2,147
	Sysmex Corp.	31,300	2,146
	FamilyMart Co. Ltd.	59,578	2,113
	NGK Spark Plug Co. Ltd.	150,719	2,097
	Hachijuni Bank Ltd.	404,370	2,075
	Toho Gas Co. Ltd.	393,466	2,073
	Taisei Corp.	962,361	2,055
	Hamamatsu Photonics KK	63,000	2,038
	NTN Corp.	450,099	2,036
	Shimamura Co. Ltd.	21,123	2,025
	Rinnai Corp.	33,064	2,012
	Nippon Meat Packers Inc.	172,574	2,007
	Denki Kagaku Kogyo KK	452,357	1,991
	Dena Co. Ltd.	76,315	1,981
	Taiyo Nippon Sanso Corp.	245,807	1,972
	Credit Saison Co. Ltd.	138,740	1,968
	Tokyu Land Corp.	429,460	1,957
	Suzuken Co. Ltd.	61,670	1,939
	Seiko Epson Corp.	121,406	1,936
	Hitachi Construction
	Machinery Co. Ltd.	90,540	1,925

18

Developed Markets Index Fund

			Market
			Value
		Shares	($000)
	Chugoku Bank Ltd.	165,351	1,918
	Hiroshima Bank Ltd.	468,445	1,913
	Kansai Paint Co. Ltd.	204,336	1,906
	Toyo Suisan Kaisha Ltd.	88,502	1,896
	Gunma Bank Ltd.	372,746	1,869
	Takashimaya Co. Ltd.	247,991	1,867
	Kajima Corp.	792,827	1,859
	Nippon Sheet
	Glass Co. Ltd.	830,924	1,823
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	54,681	1,823
	Yamaha Corp.	148,674	1,819
	JTEKT Corp.	181,206	1,816
	Hitachi Chemical Co. Ltd.	97,643	1,811
	Shimadzu Corp.	239,846	1,800
	Kamigumi Co. Ltd.	230,452	1,800
	Daicel Chemical
	Industries Ltd.	258,860	1,798
	Yamaguchi Financial
	Group Inc.	198,421	1,796
	Aeon Mall Co. Ltd.	76,380	1,791
	Nomura Research
	Institute Ltd.	94,420	1,781
	NOK Corp.	99,158	1,766
	Hitachi Metals Ltd.	154,989	1,764
*,^	Elpida Memory Inc.	171,451	1,755
	Tsumura & Co.	56,987	1,752
	Suruga Bank Ltd.	193,578	1,743
	Minebea Co. Ltd.	316,984	1,741
	Nishi-Nippon City Bank Ltd.	638,619	1,740
	Idemitsu Kosan Co. Ltd.	20,626	1,738
	TOTO Ltd.	260,262	1,729
	Sumitomo Rubber
	Industries Ltd.	160,555	1,726
	Keisei Electric
	Railway Co. Ltd.	258,050	1,723
	Kaneka Corp.	277,400	1,716
	Iyo Bank Ltd.	229,467	1,708
*	Sumco Corp.	108,471	1,677
	Yaskawa Electric Corp.	214,507	1,675
	Marui Group Co. Ltd.	207,713	1,632
	Mitsui Mining &
	Smelting Co. Ltd.	534,777	1,631
	USS Co. Ltd.	20,899	1,624
	Ushio Inc.	97,625	1,623
	Oracle Corp. Japan	35,713	1,620
	Tokuyama Corp.	294,718	1,613
	Air Water Inc.	138,142	1,610
	Namco Bandai Holdings Inc.	174,236	1,605
	Kikkoman Corp.	148,463	1,600
	MediPal Holdings Corp.	136,653	1,594
	Nomura Real Estate Office
	Fund Inc. Class A	259	1,593
	Japan Prime Realty
	Investment Corp.	632	1,571

			Market
			Value
		Shares	($000)
	McDonald’s Holdings Co.
	Japan Ltd.	61,701	1,566
	Casio Computer Co. Ltd.	222,678	1,562
	Alfresa Holdings Corp.	36,621	1,540
	77 Bank Ltd.	326,576	1,538
	Toho Co. Ltd.	99,426	1,537
	Konami Corp.	87,274	1,536
	Mitsui Engineering &
	Shipbuilding Co. Ltd.	675,648	1,526
	Nissan Chemical
	Industries Ltd.	132,160	1,518
	Cosmo Oil Co. Ltd.	562,594	1,515
	Asics Corp.	140,367	1,511
	UNY Co. Ltd.	179,800	1,498
	Showa Shell Sekiyu KK	177,515	1,494
	Tokyo Tatemono Co. Ltd.	367,268	1,480
	Dowa Holdings Co. Ltd.	232,155	1,410
	Yamazaki Baking Co. Ltd.	113,887	1,389
	Nomura Real Estate
	Holdings Inc.	88,985	1,365
	Daido Steel Co. Ltd.	267,294	1,362
	Yokogawa Electric Corp.	204,783	1,343
	Toyoda Gosei Co. Ltd.	62,125	1,339
	Citizen Holdings Co. Ltd.	232,673	1,337
	Dainippon Sumitomo
	Pharma Co. Ltd.	147,953	1,336
	Tosoh Corp.	481,848	1,289
	Mitsubishi Logistics Corp.	106,534	1,288
	Fuji Electric
	Holdings Co. Ltd.	537,073	1,281
	Mitsumi Electric Co. Ltd.	75,034	1,276
	Sapporo Hokuyo
	Holdings Inc.	305,095	1,258
*	Mizuho Trust &
	Banking Co. Ltd.	1,396,498	1,247
	Hitachi
	High-Technologies Corp.	64,142	1,247
	Square Enix
	Holdings Co. Ltd.	59,325	1,239
	Mabuchi Motor Co. Ltd.	23,267	1,232
	Chiyoda Corp.	146,000	1,209
	Nisshinbo Holdings Inc.	118,834	1,203
	Obic Co. Ltd.	6,514	1,202
	Koito Manufacturing Co. Ltd.	91,800	1,195
	NHK Spring Co. Ltd.	139,731	1,185
	Nisshin Steel Co. Ltd.	656,099	1,182
	Mizuho Securities Co. Ltd.	545,851	1,160
	Hakuhodo DY Holdings Inc.	22,273	1,112
	Kinden Corp.	126,808	1,090
	Toyota Boshoku Corp.	62,815	1,064
	Hino Motors Ltd.	244,344	1,056
	Yamato Kogyo Co. Ltd.	41,048	1,050
	Seven Bank Ltd.	583	1,049
	Japan Petroleum
	Exploration Co.	27,144	1,036

19

Developed Markets Index Fund

			Market
			Value
		Shares	($000)
	NTT Urban
	Development Corp.	1,095	1,003
	Otsuka Corp.	15,132	961
	Sapporo Holdings Ltd.	242,883	956
	Tokyo Steel
	Manufacturing Co. Ltd.	93,499	925
	Itochu
	Techno-Solutions Corp.	26,673	911
	Maruichi Steel Tube Ltd.	44,520	882
	Aeon Credit Service Co. Ltd.	75,487	867
*	Taiheiyo Cement Corp.	792,424	855
	Ito En Ltd.	52,446	842
	Senshu Ikeda
	Holdings Inc.	625,828	831
	ABC-Mart Inc.	24,464	831
	Coca-Cola West Co. Ltd.	53,129	813
	Aozora Bank Ltd.	472,486	790
	Canon Marketing Japan Inc.	57,710	719
*,^	Shinsei Bank Ltd.	885,154	701
	Matsui Securities Co. Ltd.	118,002	667
	Shinko Electric
	Industries Co. Ltd.	65,187	635
	Jafco Co. Ltd.	30,039	628
	Fuji Media Holdings Inc.	435	576
^	Nissha Printing Co. Ltd.	25,672	566
^	Acom Co. Ltd.	38,182	434
			2,092,324
Netherlands (2.6%)
	Unilever NV	1,534,012	45,556
*	ING Groep NV	3,607,274	38,593
	Koninklijke Philips
	Electronics NV	928,597	28,324
	Koninklijke KPN NV	1,523,826	25,450
	Koninklijke Ahold NV	1,121,091	15,496
	ASML Holding NV	398,154	13,199
	Akzo Nobel NV	218,459	12,977
	Heineken NV	244,397	12,407
	TNT NV	352,031	9,362
*	Aegon NV	1,470,033	9,317
	Reed Elsevier NV	646,878	8,451
	Koninklijke DSM NV	145,041	7,762
	Wolters Kluwer NV	280,484	6,394
*	Randstad Holding NV	103,589	4,935
	Heineken Holding NV	109,166	4,709
	Fugro NV	62,845	4,449
	Corio NV	55,976	4,114
	Koninklijke Vopak NV	66,043	3,304
	SBM Offshore NV	158,533	3,236
	Koninklijke Boskalis
	Westminster NV	64,795	2,632
	Delta Lloyd NV	71,063	1,469
	ASML Holding NV ADR	8,519	283
*	Aegon NV	860	5
			262,424

			Market
			Value
		Shares	($000)
New Zealand (0.1%)
	Fletcher Building Ltd.	566,777	3,551
	Telecom Corp. of
	New Zealand Ltd.	1,809,382	2,824
	Auckland International
	Airport Ltd.	876,183	1,404
	Contact Energy Ltd.	285,115	1,273
	Sky City Entertainment
	Group Ltd.	540,135	1,246
			10,298
Norway (0.8%)
	Statoil ASA	1,050,840	22,952
	DnB NOR ASA	921,374	12,656
	Telenor ASA	781,323	12,612
	Yara International ASA	178,357	9,404
	Seadrill Ltd.	262,769	7,977
	Orkla ASA	725,216	7,028
	Norsk Hydro ASA	835,468	5,129
	Aker Solutions ASA	156,798	2,391
*,^	Renewable
	Energy Corp. ASA	470,992	1,640
			81,789
Portugal (0.3%)
	Portugal Telecom
	SGPS SA	548,009	7,920
	EDP–Energias
	de Portugal SA	1,641,961	6,282
	Galp Energia SGPS SA
	Class B	218,932	4,224
	Jeronimo Martins SGPS SA	208,073	3,125
	Banco Espirito Santo SA	493,823	2,452
^	Banco Comercial
	Portugues SA	2,635,005	2,397
	Cimpor Cimentos
	de Portugal SGPS SA	192,932	1,341
	Brisa Auto-Estradas
	de Portugal SA	166,943	1,265
*	EDP Renovaveis SA	208,072	1,207
			30,213
Singapore (1.7%)
	Singapore
	Telecommunications Ltd.	7,498,744	17,967
	DBS Group Holdings Ltd.	1,614,014	17,384
	United Overseas Bank Ltd.	1,149,172	16,587
	Oversea-Chinese
	Banking Corp. Ltd.	2,292,085	16,011
*	Genting Singapore plc	5,733,278	9,646
	Keppel Corp. Ltd.	1,205,377	9,323
	Wilmar International Ltd.	1,805,824	8,973
	CapitaLand Ltd.	2,406,314	7,259
	Singapore Airlines Ltd.	505,720	6,202
^	Singapore Exchange Ltd.	810,263	5,521
	City Developments Ltd.	512,861	5,061
	Singapore Press
	Holdings Ltd.	1,422,749	4,571

20

Developed Markets Index Fund

			Market
			Value
		Shares	($000)
	Fraser and Neave Ltd.	920,729	4,449
	Singapore Technologies
	Engineering Ltd.	1,578,716	4,048
	Noble Group Ltd.	2,786,800	4,024
	SembCorp Industries Ltd.	930,023	3,301
	CapitaMall Trust	2,107,404	3,237
	Golden Agri-
	Resources Ltd.	6,317,260	3,190
	Jardine Cycle &
	Carriage Ltd.	100,899	3,074
	SembCorp Marine Ltd.	781,386	2,786
	Olam International Ltd.	1,132,974	2,754
*	Global Logistic
	Properties Ltd.	1,488,000	2,667
	Keppel Land Ltd.	669,000	2,300
	Ascendas Real Estate
	Investment Trust	1,412,174	2,254
	CapitaMalls Asia Ltd.	1,279,000	2,122
	ComfortDelGro Corp. Ltd.	1,772,863	2,034
^	Yangzijiang Shipbuilding
	Holdings Ltd.	1,368,000	1,983
	UOL Group Ltd.	439,201	1,548
*,^	Neptune Orient Lines Ltd.	854,562	1,420
^	Cosco Corp. Singapore Ltd.	941,993	1,363
	StarHub Ltd.	562,055	1,155
*	Golden Agri-Resources
	Ltd. Warrants Exp.
	07/23/2012	296,075	30
			174,244
Spain (3.8%)
^	Telefonica SA	3,802,982	102,767
	Banco Santander SA	7,750,913	99,488
	Banco Bilbao Vizcaya
	Argentaria SA	3,352,421	44,166
	Iberdrola SA	3,801,088	32,115
	Repsol YPF SA	689,413	19,118
	Inditex SA	205,282	17,145
^	ACS Actividades
	de Construccion y
	Servicios SA	133,068	6,986
	Abertis Infraestructuras SA	280,116	5,539
	Banco Popular Espanol SA	821,116	5,318
	Red Electrica Corp. SA	101,644	5,108
	Ferrovial SA	413,066	4,713
	Criteria Caixacorp SA	788,724	4,456
^	Banco de Sabadell SA	901,042	4,386
	Enagas	169,595	3,741
	Gas Natural SDG SA	218,668	3,203
	Iberdrola Renovables SA	796,583	2,691
	Mapfre SA	708,705	2,355
	Zardoya Otis SA	131,573	2,193
	Acciona SA	23,798	2,095
^	Grifols SA	129,120	2,093
*	Iberia Lineas Aereas
	de Espana SA	448,119	1,968
^	Bankinter SA	264,560	1,765

			Market
			Value
		Shares	($000)
	Telefonica SA ADR	21,689	1,760
	Indra Sistemas SA	86,097	1,687
	Acerinox SA	95,161	1,561
*	Gamesa Corp.
	Tecnologica SA	184,345	1,284
^	Gestevision Telecinco SA	94,932	1,211
^	Banco de Valencia SA	204,408	1,154
^	Fomento de Construcciones
	y Contratas SA	35,362	955
			383,021
Sweden (3.1%)
	Hennes & Mauritz
	AB Class B	962,862	33,913
	Nordea Bank AB	3,045,493	33,533
	Telefonaktiebolaget LM
	Ericsson Class B	2,836,029	31,190
	TeliaSonera AB	2,112,841	17,648
	Svenska Handelsbanken
	AB Class A	461,801	15,107
	Sandvik AB	948,456	14,299
*	Volvo AB Class B	1,026,808	13,901
	Atlas Copco AB Class A	633,131	13,231
	Skandinaviska Enskilda
	Banken AB Class A	1,328,636	10,300
	SKF AB	366,652	9,478
*	Swedbank AB Class A	672,474	9,404
	Investor AB Class B	428,713	8,800
	Svenska Cellulosa AB
	Class B	539,181	8,359
	Assa Abloy AB Class B	293,408	7,524
	Skanska AB Class B	375,378	7,184
	Atlas Copco AB Class B	366,722	6,997
	Millicom International
	Cellular SA	71,452	6,744
	Tele2 AB	295,826	6,501
	Scania AB Class B	300,587	6,391
	Swedish Match AB	218,681	6,118
	Alfa Laval AB	319,744	5,549
	Electrolux AB Class B	225,281	5,457
	Boliden AB	259,149	4,400
	Kinnevik Investment AB
	Class B	203,614	4,203
	Getinge AB	187,867	3,978
^	Hexagon AB Class B	180,200	3,667
	Ratos AB	95,873	3,418
	Modern Times Group AB
	Class B	47,496	3,412
	Securitas AB Class B	295,750	3,235
	Husqvarna AB	383,502	2,699
	SSAB AB Class A	169,914	2,383
	Holmen AB	49,262	1,564
	SSAB AB Class B	77,236	955
			311,542

21

Developed Markets Index Fund

			Market
			Value
		Shares	($000)
Switzerland (7.7%)
	Nestle SA	3,265,269	178,853
	Novartis AG	1,987,040	115,135
	Roche Holding AG	661,593	97,158
*	UBS AG	3,402,192	57,795
	Credit Suisse Group AG	1,060,543	43,905
	ABB Ltd.	2,083,639	43,160
	Zurich Financial
	Services AG	139,517	34,142
	Syngenta AG	89,088	24,667
	Cie Financiere
	Richemont SA	491,575	24,519
	Swiss Reinsurance Co. Ltd.	331,303	15,918
	Holcim Ltd.	231,494	14,421
	Swatch Group AG (Bearer)	29,062	11,108
	Swisscom AG	21,943	9,164
	SGS SA	5,153	8,242
	Julius Baer Group Ltd.	194,310	8,200
	Givaudan SA	7,819	8,057
	Geberit AG	36,590	7,013
	Synthes Inc.	55,774	6,653
	Adecco SA	115,569	6,466
	Kuehne & Nagel
	International AG	51,105	6,322
	Sonova Holding AG	43,038	4,985
	Schindler Holding
	AG (Bearer)	45,631	4,890
*	Actelion Ltd.	95,996	4,796
	Baloise Holding AG	46,896	4,333
	Sika AG	1,924	3,815
	Lonza Group AG	42,970	3,762
	Swiss Life Holding AG	28,873	3,533
*,^	Logitech International SA	171,876	3,259
*	GAM Holding AG	194,781	3,077
	Lindt & Spruengli AG Regular	107	3,067
	Swatch Group AG
	(Registered)	40,933	2,846
	Aryzta AG	50,913	2,256
	Schindler Holding AG
	(Registered)	20,396	2,218
	Lindt & Spruengli AG	812	2,208
	Pargesa Holding SA	25,254	2,002
	Nobel Biocare Holding AG	115,615	1,912
	Straumann Holding AG	7,375	1,544
	Aryzta AG (Ireland Shares)	29,041	1,270
*	UBS AG (New York Shares)	24,848	423
			777,094
United Kingdom (21.6%)
	HSBC Holdings plc	16,488,446	171,607
	Vodafone Group plc	47,041,048	128,592
	BP plc	17,692,949	120,263
	GlaxoSmithKline plc	4,889,724	95,485
	Rio Tinto plc	1,365,064	88,662
	Royal Dutch Shell plc
	Class B	2,538,603	81,240
	BHP Billiton plc	2,078,308	73,624

			Market
			Value
		Shares	($000)
	British American
	Tobacco plc	1,880,308	71,633
	AstraZeneca plc	1,357,847	68,303
	Standard Chartered plc	2,169,884	62,764
	BG Group plc	3,184,198	61,984
	Anglo American plc	1,241,851	57,862
	Royal Dutch Shell plc
	Class A	1,692,273	54,920
^	Royal Dutch Shell plc
	Class A
	(Amsterdam Shares)	1,646,614	53,412
	Tesco plc	7,553,758	51,695
	Barclays plc	10,774,069	47,346
	Diageo plc	2,358,644	43,511
*	Lloyds Banking
	Group plc	38,462,953	42,276
	Xstrata plc	1,937,365	37,533
	Unilever plc	1,208,635	34,846
	Reckitt Benckiser
	Group plc	580,244	32,417
	National Grid plc	3,260,342	30,831
	Imperial Tobacco
	Group plc	958,856	30,710
	SABMiller plc	894,430	29,019
	Centrica plc	4,845,314	25,782
	Prudential plc	2,390,862	24,181
	Rolls-Royce Group plc	1,744,675	18,101
	BT Group plc	7,296,581	17,992
	BAE Systems plc	3,243,318	17,903
	Aviva plc	2,639,365	16,832
	Scottish & Southern
	Energy plc	871,105	16,098
	Tullow Oil plc	834,421	15,848
	Compass Group plc	1,775,189	14,548
	WPP plc	1,086,963	12,632
	Shire plc	529,950	12,436
	British Sky Broadcasting
	Group plc	1,073,945	12,159
*	Royal Bank of Scotland
	Group plc	16,392,197	11,729
	Pearson plc	764,999	11,717
	Experian plc	965,432	11,218
	Old Mutual plc	5,114,938	10,652
	Marks & Spencer
	Group plc	1,490,472	10,215
	Reed Elsevier plc	1,143,072	9,807
	International Power plc	1,433,893	9,567
	WM Morrison
	Supermarkets plc	1,997,397	9,400
	Legal & General
	Group plc	5,520,906	8,876
	Kingfisher plc	2,222,259	8,466
*	Cairn Energy plc	1,316,633	8,137
	Randgold Resources Ltd.	85,017	7,968
	Antofagasta plc	370,701	7,847
	Land Securities Group plc	716,733	7,772

22

Developed Markets Index Fund

			Market
			Value
		Shares	($000)
	Standard Life plc	2,124,865	7,725
	Smith & Nephew plc	835,508	7,341
	ARM Holdings plc	1,235,777	7,215
	Capita Group plc	581,476	7,140
*	Wolseley plc	267,283	7,110
	J Sainsbury plc	1,138,247	7,107
	Vodafone Group plc ADR	255,762	7,036
	Carnival plc	162,821	7,035
	Man Group plc	1,676,402	7,007
	Smiths Group plc	367,098	7,006
	RSA Insurance Group plc	3,236,978	6,791
	British Land Co. plc	820,536	6,699
	Burberry Group plc	408,564	6,672
	Next plc	178,537	6,537
	United Utilities Group plc	645,007	6,315
	Johnson Matthey plc	201,633	6,183
	Aggreko plc	244,541	6,171
	Resolution Ltd.	1,362,242	5,711
	Petrofac Ltd.	243,361	5,703
	Associated British
	Foods plc	337,355	5,658
	G4S plc	1,324,469	5,553
	AMEC plc	310,805	5,406
	Sage Group plc	1,245,844	5,376
	Intercontinental
	Hotels Group plc	270,817	5,230
	Severn Trent plc	222,460	4,973
	Admiral Group plc	190,446	4,970
*	Autonomy Corp. plc	205,813	4,819
	Serco Group plc	466,950	4,594
	Hammerson plc	668,561	4,492
	Intertek Group plc	151,045	4,489
	Whitbread plc	165,185	4,481
	3i Group plc	911,009	4,376
*	Lonmin plc	153,150	4,287
	Inmarsat plc	410,425	4,285
	Kazakhmys plc	202,929	4,276
	Rexam plc	823,517	4,195
	Cobham plc	1,091,940	4,052
	ICAP plc	521,460	3,810
*	ITV plc	3,473,670	3,805
	Vedanta Resources plc	112,845	3,753
	Bunzl plc	310,375	3,675
	Investec plc	457,485	3,651
	Invensys plc	764,585	3,532
	Eurasian Natural
	Resources Corp. plc	244,175	3,406
	Fresnillo plc	169,555	3,395
	Segro plc	695,028	3,302

			Market
			Value
		Shares	($000)
	Babcock International
	Group plc	338,032	3,141
	Firstgroup plc	452,818	2,961
	Balfour Beatty plc	645,622	2,863
	Home Retail Group plc	805,900	2,826
	Cable & Wireless
	Worldwide plc	2,488,798	2,797
	Capital Shopping
	Centres Group plc	437,053	2,691
	Schroders plc	104,642	2,645
*,^	British Airways plc	542,210	2,350
	Thomas Cook Group plc	806,162	2,337
	TUI Travel plc	520,977	1,763
	London Stock Exchange
	Group plc	140,882	1,656
			2,182,793
	Total Common Stocks
	(Cost $8,259,195)		10,083,472
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.3%)
2,3	Vanguard Market Liquidity
	Fund, 0.237%	231,834,995	231,835

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount
	Notes, 0.180%, 12/29/10	3,000	2,999
4	Freddie Mac Discount
	Notes, 0.321%, 12/15/10	3,000	2,999
			5,998
Total Temporary Cash Investments
	(Cost $237,833)		237,833
Total Investments (102.0%)
	(Cost $8,497,028)		10,321,305
Other Assets and Liabilities (-2.0%)
	Other Assets		50,069
	Liabilities[3]		(251,813)
			(201,744)
	Net Assets (100%)		10,119,561

23

Developed Markets Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	9,990,089
Undistributed Net Investment Income	224,910
Accumulated Net Realized Losses	(1,920,841)
Unrealized Appreciation (Depreciation)
Investment Securities	1,824,277
Futures Contracts	(209)
Foreign Currencies and
Forward Currency Contracts	1,335
Net Assets	10,119,561

Investor Shares—Net Assets
Applicable to 317,956,595 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,198,057
Net Asset Value Per Share—
Investor Shares	$10.06

Institutional Shares—Net Assets
Applicable to 693,082,623 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,921,504
Net Asset Value Per Share—
Institutional Shares	$9.99

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $220,512,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $229,994,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

24

Developed Markets Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	252,692
Interest[2]	39
Security Lending	7,951
Total Income	260,682
Expenses
The Vanguard Group—Note B
Investment Advisory Services	438
Management and Administrative—Investor Shares	5,403
Management and Administrative—Institutional Shares	1,226
Marketing and Distribution—Investor Shares	701
Marketing and Distribution—Institutional Shares	1,004
Custodian Fees	1,379
Auditing Fees	47
Shareholders’ Reports—Investor Shares	61
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	11
Total Expenses	10,272
Net Investment Income	250,410
Realized Net Gain (Loss)
Investment Securities Sold	(57,619)
Futures Contracts	933
Foreign Currencies and Forward Currency Contracts	4,307
Realized Net Gain (Loss)	(52,379)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	593,253
Futures Contracts	(209)
Foreign Currencies and Forward Currency Contracts	1,400
Change in Unrealized Appreciation (Depreciation)	594,444
Net Increase (Decrease) in Net Assets Resulting from Operations	792,475
1 Dividends are net of foreign withholding taxes of $12,891,000.
2 Interest income from an affiliated company of the fund was $26,000.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	250,410	139,382
Realized Net Gain (Loss)	(52,379)	(526,521)
Change in Unrealized Appreciation (Depreciation)	594,444	947,092
Net Increase (Decrease) in Net Assets Resulting from Operations	792,475	559,953
Distributions
Net Investment Income
Investor Shares	(35,226)	(121,978)
Institutional Shares	—	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(35,226)	(121,978)
Capital Share Transactions
Investor Shares	15,292	199,012
Institutional Shares	6,411,271	—
Net Increase (Decrease) from Capital Share Transactions	6,426,563	199,012
Total Increase (Decrease)	7,183,812	636,987
Net Assets
Beginning of Period	2,935,749	2,298,762
End of Period[1]	10,119,561	2,935,749
1 Net Assets—End of Period includes undistributed net investment income of $224,910,000 and $18,755,000.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Developed Markets Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.26	$7.79	$14.91	$12.15	$9.75
Investment Operations
Net Investment Income	.265[1]	.452[2]	.369[1]	.305	.219
Net Realized and Unrealized Gain (Loss)
on Investments	.644	1.416	(7.097)	2.759	2.400
Total from Investment Operations	.909	1.868	(6.728)	3.064	2.619
Distributions
Dividends from Net Investment Income	(.109)	(.398)	(.387)	(.299)	(.219)
Distributions from Realized Capital Gains	—	—	(.005)	(.005)	—
Total Distributions	(.109)	(.398)	(.392)	(.304)	(.219)
Net Asset Value, End of Period	$10.06	$9.26	$7.79	$14.91	$12.15

Total Return[3]	9.87%	25.23%	-46.24%	25.67%	27.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,198	$2,936	$2,299	$3,976	$2,572
Ratio of Total Expenses to
Average Net Assets	0.22%	0.10%	—	—	—
Acquired Fund Fees and Expenses	—	0.15%	0.22%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	3.09%	5.93%[2]	3.04%	2.05%	1.82%
Portfolio Turnover Rate	13%	14%[4]	13%	7%	9%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.400 and 5.19%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. Effective in June 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investment in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Developed Markets Index Fund

Financial Highlights

Institutional Shares
January 22, 2010[1] to
For a Share Outstanding Throughout the Period	October 31, 2010
Net Asset Value, Beginning of Period	$9.28
Investment Operations
Net Investment Income	.242[2]
Net Realized and Unrealized Gain (Loss) on Investments	.468
Total from Investment Operations	.710
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$9.99

Total Return[3]	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,922
Ratio of Total Expenses to Average Net Assets	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	3.24%[4]
Portfolio Turnover Rate	13%

1 Inception. See Note H in Notes to Financial Statements.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares were first issued on January 22, 2010 (in connection with the acquisition of Vanguard Institutional Developed Markets Index Fund, see Note H), and are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

29

Developed Markets Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Through June 18, 2009, fees assessed on redemptions of capital shares were reallocated proportionately to the funds in which the fund invested; effective June, 19, 2009, such fees are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

30

Developed Markets Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $1,688,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.68% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,271	10,064,201	—
Temporary Cash Investments	231,835	5,998	—
Futures Contracts—Liabilities[1]	(103)	—	—
Forward Currency Contracts—Assets	—	249	—
Forward Currency Contracts—Liabilities	—	(179)	—
Total	251,003	10,070,269	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts[1]	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	249	249
Liabilities	(103)	(179)	(282)
1 Represents variation margin on the last day of the reporting period.

31

Developed Markets Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2010, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	933	—	933
Forward Currency Contracts	—	537	537
Realized Net Gain (Loss) on Derivatives	933	537	1,470

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(209)	—	(209)
Forward Currency Contracts	—	70	70
Change in Unrealized Appreciation (Depreciation) on Derivatives	(209)	70	(139)

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2010	335	13,219	73
FTSE 100 Index	December 2010	103	9,322	(32)
Topix Index	December 2010	84	8,405	(218)
S&P ASX 200 Index	December 2010	43	4,897	(32)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

32

Developed Markets Index Fund

At October 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/22/10	EUR	9,485	USD	13,201	81
UBS AG	12/22/10	GBP	5,801	USD	9,295	115
UBS AG	12/22/10	AUD	5,010	USD	4,908	51
UBS AG	12/15/10	USD	6,613	JPY	532,171	(177)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At October 31, 2010, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

The fund had net unrealized foreign currency gains of $1,265,000 resulting from the translation of other assets and liabilities at October 31, 2010.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency gains of $3,770,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $4,433,000 on the fund’s passive foreign investment company holdings at October 31, 2009, and $12,867,000 on passive foreign investment company holdings acquired from Vanguard Institutional Developed Markets Index Fund that had been distributed by Vanguard Institutional Developed Markets Index Fund prior to its acquisition by the fund (see Note H), has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $68,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Since October 31, 2009, the fund’s passive investment company holdings have appreciated in value, increasing the amount of taxable income available for distribution as of October 31, 2010, by $8,135,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $25,435,000.

33

Developed Markets Index Fund

For tax purposes, at October 31, 2010, the fund had $255,416,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,898,814,000 to offset future net capital gains of $1,279,156,000 through October 31, 2016, $585,420,000 through October 31, 2017, and $34,238,000 through October 31, 2018.

The fund acquired additional realized losses of $1,285,352,000 to offset future net capital gains in connection with the acquisition of Vanguard Institutional Developed Markets Index Fund in January 2010 (see Note H); these losses have been reclassified from paid-in capital to accumulated net realized losses. Acquired capital loss carryforwards of $8,141,000 expired on October 31, 2010; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2010, the cost of investment securities for tax purposes was $8,544,403,000. Net unrealized appreciation of investment securities for tax purposes was $1,776,902,000, consisting of unrealized gains of $2,029,921,000 on securities that had risen in value since their purchase and $253,019,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2010, the fund purchased $1,885,029,000 of investment securities and sold $993,542,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	891,318	95,563	865,447	112,058
Issued in Lieu of Cash Distributions	32,170	3,355	110,662	14,874
Redeemed[1]	(908,196)	(97,962)	(777,097)[2]	(104,948)
Net Increase (Decrease)—Investor Shares	15,292	956	199,012	21,984
Institutional Shares[3]
Issued	1,992,336	220,254	—	—
Issued in Connection with Acquisition of Vanguard
Institutional Developed Markets Index Fund	5,729,120	617,209
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(1,310,185)	(144,380)	—	—
Net Increase (Decrease)—Institutional Shares	6,411,271	693,083	—	—

1 Net of redemption fees for fiscal 2010 and 2009 of $136,000 and $45,000, respectively (fund totals).
2 The fund collected redemption fees of $192,000, which were reallocated proportionately to the funds in which the fund invested.
3 Inception date was January 22, 2010.

34

Developed Markets Index Fund

H. On January 22, 2010, the fund acquired all the net assets of Vanguard Institutional Developed Markets Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 617,209,000 Institutional Shares of the fund for 617,209,000 shares of the Institutional Developed Markets Index Fund outstanding as of the close of business on January 22, 2010. The Institutional Developed Markets Index Fund’s net assets as of the close of business on January 22, 2010, of $5,729,120,000, including $822,409,000 of unrealized appreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $3,143,852,000. The net assets of the fund immediately following the acquisition were $8,872,972,000.

Assuming that the acquisition had been completed on November 1, 2009, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the year ended October 31, 2010, would be:

($000)
Net Investment Income	269,723
Realized Net Gain (Loss)	(58,429)
Change in Unrealized Appreciation (Depreciation)	685,446
Net Increase (Decrease) in Net Assets Resulting from Operations	896,740

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Developed Markets Fund that have been included in the fund’s statement of operations since January 22, 2010.

I. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

35

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard Developed Markets Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Developed Markets Index Fund (constituting a separate portfolio of Vanguard STAR Funds, hereafter referred to as the “Fund”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2010

Special 2010 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $26,282,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $214,130,000 and foreign taxes paid of $12,063,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

36

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income , using actual prior-year figures and estimates for 2010. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Developed Markets Index Fund Investor Shares
Periods Ended October 31, 2010
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	9.87%	3.42%	3.17%
Returns After Taxes on Distributions	9.61	2.87	2.59
Returns After Taxes on Distributions and Sale of Fund Shares	6.57	2.79	2.47

Returns do not reflect the 2% fee on redemptions of shares held for less than two months.

37

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 2% fee on redemptions of shares held for less than two months, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

38

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	4/30/2010	10/31/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,066.81	$1.04
Institutional Shares	1,000.00	1,067.31	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$1.02
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

39

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

bThe average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

40

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

41

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The funds or securities referred to herein are not
Fund Information > 800-662-7447	sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2270 122010

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2010: $158,000
Fiscal Year Ended October 31, 2009: $178,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2010: $3,607,060
Fiscal Year Ended October 31, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2010: $791,350
Fiscal Year Ended October 31, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2010: $336,090
Fiscal Year Ended October 31, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2010: $16,000
Fiscal Year Ended October 31, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2010: $352,090
Fiscal Year Ended October 31, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 20, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.